File No. 33-81784
811-8642

Securities and Exchange Commission
Washington, D.C. 20549
Form N-4

☑	Registration Statement Under the Securities Act of 1933

☐	Pre-Effective Amendment No.

☑	Post-Effective Amendment No. 24

☑	Registration Statement Under the Investment Company Act of 1940

☑	Amendment No. 21

(Exact Name of Registrant)
Ohio National Variable Account D
(Name of Depositor)
The Ohio National Life Insurance Company
(Address of Depositor’s Principal Executive Offices)
One Financial Way
Montgomery, Ohio 45242
(Depositor’s Telephone Number)
(513) 794-6100

(Name and Address of Agent for Service)
Kimberly A. Plante, Associate Counsel
The Ohio National Life Insurance Company
P.O. Box 237
Cincinnati, Ohio 45201
Notice to:
John Blouch, Esq.
Dykema Gossett PLLC
Suite 300 West
1300 I Street, NW
Washington, D.C. 20005

Approximate Date of Proposed Public Offering: As soon after the effective date of this amendment as is practicable.
It is proposed that this filing will become effective (check appropriate space):
☐ immediately upon filing pursuant to paragraph (b)

☑ on May 1, 2010 pursuant to paragraph (b)

☐ 60 days after filing pursuant to paragraph (a)(i)

☐ on (date) pursuant to paragraph (a)(i) of Rule 485.
If appropriate, check the following box:
☐ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Prospectus

Retirement Advantage
Ohio National Variable Account D
The Ohio National Life Insurance Company
One Financial Way
Montgomery, Ohio 45242
Telephone (800) 366-6654

Group Variable Annuity Contracts

This prospectus offers a group variable annuity contract allowing you to accumulate values and paying you benefits on a variable and/or fixed basis. This prospectus provides details regarding your group variable annuity contract. For additional details, please consult your contract.

Variable annuities provide contract values and lifetime annuity payments that vary with the investment results of the Funds you choose. You cannot be sure that account values or annuity payments will equal or exceed your contributions.

The contracts are designed for:

•	annuity purchase plans adopted by public school systems and certain tax-exempt organizations described in Section 501(c)(3) of the Internal Revenue Code (the “Code”), qualifying for tax-deferred treatment pursuant to Section 403(b) of the Code,

•	other employee pension or profit-sharing trusts or plans qualifying for tax-deferred treatment under Section 401(a), 401(k) or 403(a) of the Code,

•	state and municipal deferred compensation plans, and

•	non-tax-qualified plans.

The minimum contribution amount is $25 per participant, unless we otherwise consent. You may make additional contributions at any time, but not more often than biweekly, unless we otherwise consent. Generally, your plan governs the maximum amounts that may be contributed.

You may direct the allocation of contributions to up to 18 investment options, including the variable subaccounts of Ohio National Variable Account D (“VAD”) and the Guaranteed Account. VAD is a separate account of The Ohio National Life Insurance Company. The assets of VAD are invested in shares of the Funds. The Funds are portfolios of Ohio National Fund, Inc., Calvert Variable Series, Inc., Dreyfus Variable Investment Fund, Fidelity Variable Insurance Products Fund, Financial Investors Variable Insurance Trust, Franklin Templeton Variable Insurance Products Trust, Goldman Sachs Variable Insurance Trust, Janus Adviser Series, J.P. Morgan Insurance Trust, Lazard Retirement Series, Inc., Legg Mason Partners Variable Equity Trust, MFS Variable Insurance Trust, Prudential Series Fund, Inc., Neuberger Berman Advisers Management Trust, PIMCO Variable Insurance Trust, Royce Capital Fund, and The Universal Institutional Funds, Inc. (Morgan Stanley). See page 2 for the list of available Funds. See also the accompanying prospectuses of the Funds which might also contain information about other funds that are not available for these contracts.

You may withdraw all or part of the contract value to provide plan benefits at no charge. Amounts withdrawn may be subject to federal income tax penalties. We may charge a withdrawal charge up to 7% of amounts withdrawn other than for plan benefits (up to a maximum of 9% of all contributions). Your exercise of contract rights may be subject to the terms of the qualified employee trust or annuity plan. This prospectus contains no information about your trust or plan.

Keep this prospectus for future reference. It sets forth the information about VAD and the variable annuity contract that you should know before investing. Additional information about VAD has been filed with the Securities and Exchange Commission in a Statement of Additional Information dated May 1, 2010 and is incorporated by reference. It is available upon request and without charge by writing or calling us at the above address. It and other information about us can be found on the Securities and Exchange Commission’s website at www.sec.gov. The table of contents for the Statement of Additional Information is on the back page of this prospectus.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense. This prospectus should be accompanied by the current Fund prospectus.

May 1, 2010

Form V-4827

Available Funds

The investment adviser for Ohio National Fund, Inc. is its affiliate; Ohio National Investments, Inc. Subadvisers for certain portfolios are shown below in parentheses.

Ohio National Fund, Inc.	Adviser (Subadviser)
Equity Portfolio	(Legg Mason Capital Management, Inc.)
Money Market Portfolio	Ohio National Investments, Inc.
Bond Portfolio	Ohio National Investments, Inc.
Omni Portfolio (an asset allocation fund)	(Suffolk Capital Management, LLC)
International Portfolio	(Federated Global Investment Management Corp.)
International Small-Mid Company Portfolio	(Federated Global Investment Management Corp.)
Capital Appreciation Portfolio	(Jennison Associates LLC)
Millennium Portfolio	(Neuberger Berman Management LLC)
Aggressive Growth Portfolio	(Janus Capital Management LLC)
Small Cap Growth Portfolio	(Janus Capital Management LLC)
Mid Cap Opportunity Portfolio	(Goldman Sachs Asset Management, L.P.)
Capital Growth Portfolio	(Eagle Asset Management, Inc.)
S&P 500 Index® Portfolio	Ohio National Investments, Inc.
High Income Bond Portfolio	(Federated Investment Management Company)
Strategic Value Portfolio	(Federated Equity Management Company of Pennsylvania)
Nasdaq-100® Index Portfolio	Ohio National Investments, Inc.
Bristol Portfolio (large cap stocks)	(Suffolk Capital Management, LLC)
Bryton Growth Portfolio (small/mid cap stocks)	(Suffolk Capital Management, LLC)
U.S. Equity Portfolio	(ICON Advisers, Inc.)
Balanced Portfolio	(ICON Advisers, Inc.)
Income Opportunity Portfolio	(ICON Advisers, Inc.)
Target VIP Portfolio (large cap growth)	(First Trust Advisors, L.P.)
Target Equity/Income Portfolio	(First Trust Advisors, L.P.)
Bristol Growth Portfolio	(Suffolk Capital Management, LLC)
ALPS Variable Insurance Trust (Class II)
AVS Listed Private Equity Portfolio	(Red Rocks Capital LLC)
Calvert Variable Series, Inc.
Calvert VP SRI Equity Portfolio (formerly Social Equity Portfolio)	(Atlanta Capital Management Company, L.L.C.)
Dreyfus Variable Investment Fund (Service Shares)
Appreciation Portfolio	(Fayez Sarofim & Co.)
Federated Insurance Series (Service Shares)
Federated Kaufmann Fund II	Federated Equity Management Company of Pennsylvania
Fidelity® Variable Insurance Products Fund (Service Class 2)
VIP Contrafund® Portfolio (a value fund)	Fidelity Management & Research Company
VIP Mid Cap Portfolio	Fidelity Management & Research Company
VIP Growth Portfolio	Fidelity Management & Research Company
VIP Equity Income Portfolio	Fidelity Management & Research Company
VIP Real Estate Portfolio	Fidelity Management & Research Company
Financial Investors Variable Insurance Trust (Class II)
Ibbotson Conservative ETF Asset Allocation Portfolio(1)	ALPS Advisers, Inc.
Ibbotson Income and Growth ETF Asset Allocation Portfolio(1)	ALPS Advisers, Inc.
Ibbotson Balanced ETF Asset Allocation Portfolio(1)	ALPS Advisers, Inc.
Ibbotson Growth ETF Asset Allocation Portfolio(1)	ALPS Advisers, Inc.
Ibbotson Aggressive Growth ETF Asset Allocation Portfolio(1)	ALPS Advisers, Inc.

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Form V-4827

Franklin Templeton Variable Insurance Products Trust (Class 2 Shares)
Franklin Income Securities Fund	Franklin Advisers, Inc.
Franklin Flex Cap Growth Securities Fund	Franklin Advisers, Inc.
Templeton Foreign Securities Fund	Templeton Investment Counsel, LLC
Franklin Templeton VIP Founding Allocation Fund(1) (Class 4 Shares)	Franklin Templeton Services, LLC(2)
Goldman Sachs Variable Insurance Trust (Institutional Shares)
Goldman Sachs Large Cap Value Fund (formerly Growth and Income)	Goldman Sachs Asset Management, L.P.
Goldman Sachs Structured U.S. Equity Fund	Goldman Sachs Asset Management, L.P.
Goldman Sachs Strategic Growth Fund (formerly Capital Growth)	Goldman Sachs Asset Management, L.P.
Ivy Funds Variable Insurance Portfolios, Inc.
Ivy Funds VIP Asset Strategy	Waddell & Reed Investment Management Company (WRIMCO)
Ivy Funds VIP Global Natural Resources	Waddell & Reed Investment Management Company (WRIMCO)
Ivy Funds VIP Science and Technology	Waddell & Reed Investment Management Company (WRIMCO)
Janus Aspen Series (Service Shares)
Janus Portfolio	Janus Capital Management LLC
Worldwide Portfolio	Janus Capital Management LLC
Balanced Portfolio	Janus Capital Management LLC
Overseas Portfolio	Janus Capital Management LLC
J.P. Morgan Insurance Trust
JPMorgan Insurance Trust Mid Cap Value Portfolio	J.P. Morgan Investment Management Inc.
JPMorgan Insurance Trust Small Cap Core Portfolio	J.P. Morgan Investment Management Inc.
Lazard Retirement Series, Inc. (Service Shares)
Lazard Retirement U.S. Small-Mid Cap Equity Portfolio	Lazard Asset Management
Lazard Retirement Emerging Markets Equity Portfolio	Lazard Asset Management
Lazard Retirement International Equity Portfolio	Lazard Asset Management
Lazard Retirement U.S. Strategic Equity Portfolio	Lazard Asset Management
Legg Mason Partners Variable Equity Trust (Class I)
Legg Mason ClearBridge Variable Fundamental All Cap Value Portfolio (formerly Fundamental Value Portfolio)	(ClearBridge Advisors, LLC)
Legg Mason ClearBridge Variable Equity Income Builder Portfolio	(ClearBridge Advisors, LLC)
Legg Mason ClearBridge Variable Large Cap Value Portfolio (formerly Investors Portfolio)	(ClearBridge Advisors, LLC)
MFS® Variable Insurance TrustSM (Service Class)
MFS® Investors Growth Stock Series	Massachusetts Financial Services Company
MFS® Mid Cap Growth Series	Massachusetts Financial Services Company
MFS® New Discovery Series (small cap growth)	Massachusetts Financial Services Company
MFS® Total Return Series	Massachusetts Financial Services Company
Neuberger Berman Advisers Management Trust (S Class)
AMT Regency Portfolio (mid cap blend)	Neuberger Berman Management LLC

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Form V-4827

PIMCO Variable Insurance Trust (Administrative Shares)
Real Return Portfolio	Pacific Investment Management Company LLC
Total Return Portfolio	Pacific Investment Management Company LLC
Global Bond Portfolio	Pacific Investment Management Company LLC
CommodityRealReturn® Strategy Portfolio	Pacific Investment Management Company LLC
The Prudential Series Fund, Inc. (Class II Shares)
Jennison Portfolio (a growth stock fund)	Jennison Associates LLC
Jennison 20/20 Focus Portfolio (a value and growth fund)	Jennison Associates LLC
Royce Capital Fund (Investment Shares)
Royce Small-Cap Portfolio	Royce & Associates, LLC
Royce Micro-Cap Portfolio	Royce & Associates, LLC
The Universal Institutional Funds, Inc.
Morgan Stanley UIF U.S. Real Estate Portfolio (Class I)	Morgan Stanley Investment Management, Inc.
Morgan Stanley UIF Core Plus Fixed Income Portfolio (Class I) (an income fund)	Morgan Stanley Investment Management, Inc.
Morgan Stanley UIF International Growth Equity Portfolio (Class II)	Morgan Stanley Investment Management, Inc.
Morgan Stanley UIF Capital Growth Portfolio (Class II)	Morgan Stanley Investment Management, Inc.

(1)	This is a fund of funds. Expenses for these funds may be higher because the Policyholders bear a proportion of the expenses of underlying funds in which these fund of funds invest.

(2)	Franklin Templeton Services, LLC is the administrator for Franklin Templeton VIP Founding Funds Allocation Fund, which invests in shares of other series of Franklin Templeton Variable Insurance Products Trust. The advisers of the underlying funds are Franklin Advisers, Inc., Franklin Mutual Advisers, LLC and Templeton Global Advisors, Limited.

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Glossary

Accumulation Units — Until annuity payments begin, your contract’s value in each subaccount is measured by accumulation units. The dollar value of each unit varies with the investment results of the subaccount’s corresponding Fund.

Annuitant — A living person whose length of life determines the number and value of annuity payments to be made.

Annuity Unit — After annuity payments begin, the amount of each payment depends upon the value of your annuity units. The dollar value of each unit varies with the investment results of the subaccount’s corresponding Fund.

Fund — A mutual fund in which subaccount assets may be invested. See the list of “Available Funds” beginning on page 2.

Notice — A written form acceptable to us, signed by you and received at our home office (the address listed on the first page of the prospectus).

Subaccount — A subdivision of VAD.  The assets of each subaccount are invested in a corresponding available Fund.

Surrender — To redeem the contract before annuity payments begin and receive its value minus any applicable surrender charge.

Valuation Period — A period of time usually ending at 4:00 p.m. Eastern time on each day the New York Stock Exchange is open for unrestricted trading. Accumulation unit and annuity unit values for each annuity period are determined at the end of that valuation period.

VAD (Variable Account D) — A separate account of The Ohio National Life Insurance Company consisting of assets segregated from Ohio National’s general assets for the purpose of funding annuity contracts whose values vary with the investment results of the separate account’s underlying Funds.

Withdraw — To receive part of the contract’s value without entirely redeeming the contract.

Fee Table

The following tables describe the fees and expenses you will pay when buying, owning and surrendering the contract. The first table describes the fees and expenses you will pay when you buy the contract, surrender the contract, or transfer cash value between investment options (Funds). State premium taxes may also be deducted if applicable.

Contract Owner Transaction Expenses	Years	Charge

The Surrender Charge is a percentage of value withdrawn; the percentage	1st	7%
varies with the number of years from the establishment of each	2nd	6%
participant’s account. (No charge for withdrawals for plan payments.)	3rd	5%
	4th	4%
	5th	3%
	6th	2%
	7th	1%
	8th and later	0%
Transfer Fee (this fee is currently being waived)		$5
Premium Tax (charged upon annuitization) 0.0% to 5.0% depending on state law

The next table describes the fees and expenses you will pay periodically while you own the contract, not including Fund fees and expenses.

Separate Account Annual Expenses (as a percentage of average account value)

Mortality and Expense Risk Fees	1.00%
Account Expenses	0.35%

Total Separate Account Annual Expenses	1.35%

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The next item shows the minimum and maximum total operating expenses incurred by the Funds during the time you own the contract. More detail concerning each Fund’s fees and expenses is contained in the prospectus for each Fund.

	Minimum	Maximum
	without waivers	without waivers
Total Annual Fund Operating Expenses (expenses deducted from Fund assets, including management fees, distribution (12b-1) fees and other Fund operating expenses)	0.36%	6.87%

Example

This Example is intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract fees, separate account annual expenses, and Fund fees and expenses for the most expensive available Fund.

The Examples do not reflect the deduction of premium taxes, typically charged upon annuitization, surrender or when assessed. If the premium taxes were reflected, the charges would be higher.

The Example assumes you invest $10,000 in the contract for the periods indicated. The Example also assumes your investment has a 5% return each year and assumes the maximum fees and expenses of the most expensive available Fund. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(1)	If you surrender your contract at the end of the applicable period:

1 year	3 years	5 years	10 years

$1,499	$2,965	$4,527	$9,080

(2)	If you annuitize at the end of the applicable period, or if you do not surrender your contract:

1 year	3 years	5 years	10 years

$822	$2,511	$4,272	$9,080

Accumulation Unit Values

This series of variable annuity contracts began on January 25, 1995. Since then, the following changes have been made to available funds:

March 31, 1995	Ohio National Fund International Small Company and Aggressive Growth portfolios were added.

January 3, 1997	Ohio National Fund S&P 500 Index, Small Cap Growth (originally called Core Growth), Mid Cap Opportunity (originally called Growth & Income) and Social Awareness portfolios were added.

November 1, 1999	Ohio National Fund Capital Growth, High Income Bond, and Blue Chip portfolios, the Dow Target Variable Funds, the Goldman Sachs Variable Insurance Trust funds, the Janus Adviser Series funds, the Lazard Retirement Series portfolios, the Strong Variable Insurance Funds and the Van Kampen (formerly Morgan Stanley) Universal Institutional Funds U.S. Real Estate portfolio were added.

May 1, 2000	Ohio National Fund Nasdaq-100 Index portfolio and Fidelity Variable Insurance Products Fund portfolios were added.

May 1, 2001	Dow Target Variable Fund and Strong Multi Cap Value Fund II (formerly called Strong Schafer Value Fund II) were no longer available in new contracts.

November 1, 2001	J.P. Morgan Series Trust portfolios and MFS Variable Insurance Trust funds were added.

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May 1, 2002	Ohio National Fund Bristol and Bryton Growth portfolios were added.

November 1, 2002	PIMCO Variable Insurance Trust funds were added.

May 1, 2003	Dreyfus Variable Investment Fund and Royce Capital Fund added. Calvert Variable Series, Inc. Social Equity portfolio replaced Ohio National Fund Social Awareness portfolio through merger, and (for contracts issued before May 1, 2001) The Dow Target Variable Fund LLC Quarterly portfolios replaced monthly portfolios through mergers.

October 1, 2003	Fidelity VIP Equity-Income Portfolio was added, Janus Adviser International Portfolio was added, PBHG Insurance Fund was added, The Prudential Series Fund was added, UBS Series Trust was added, Van Kampen Core Plus Fixed Income Portfolio was added.

May 1, 2004	PBHG Series Trust were no longer available for new contracts. The Strong Variable Insurance Funds, Inc. were no longer available in new contracts.

May 1, 2005	Ohio National Fund U.S. Equity, Balanced and Covered Call portfolios added. Salomon Brothers Variable Series, All Cap Fund and Investors Fund added. The Lazard Retirement Series Lazard Retirement International Equity Portfolio and Equity Portfolio were added. Franklin Templeton Variable Insurance Products Trust funds were added.

May 1, 2006	Goldman Sachs COREsm U.S. Equity Fund changed its name to Goldman Sachs Structured U.S. Equity Fund. Salomon Brothers Variable Series Funds, Inc. changed its name to Legg Mason Partners Variable Portfolios I, Inc.

May 1, 2007	Ohio National Fund Covered Call Portfolio changed its name to Income Opportunity Portfolio. Legg Mason Partners Variable Equity Trust replaced Legg Mason Partners Variable Portfolio I, Inc. through reorganization and Legg Mason Partners Variable Fundamental Value Portfolio replaced the All Cap Portfolio through reorganization.

May 1, 2008	Ohio National Fund Target VIP, Target Equity/Income and Bristol Growth portfolios added. Financial Investors Variable Insurance Trust’s Ibbotson Conservative, Income and Growth, Balanced, Growth and Aggressive Growth ETF Asset Allocation Portfolios were added. Neuberger Berman Advisers Management Trust Regency Portfolio was added. Legg Mason Partners Variable Capital and Income Portfolio was added. Van Kampen Universal Institutional Funds International Growth Equity and Equity Growth Portfolios were added. Ohio National Fund Blue Chip Portfolio changed its name to Strategic Value Portfolio.

August 1, 2008	Ohio National Fund International Small Company Portfolio changed its name to International Small-Mid Company Portfolio.

September 10, 2008	Janus Adviser Series (Class S Shares) Janus Adviser Large Cap Growth Fund, Janus Adviser Worldwide Fund, Janus Adviser Balanced Fund, Janus International Growth Fund were no longer available for new contracts.

April 24, 2009	J.P. Morgan Series Trust II JPMorgan Mid Cap Value Portfolio was merged with J.P. Morgan Insurance Trust Diversified Mid Cap Value Portfolio and was renamed JPMorgan Insurance Trust Mid Cap Value

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Portfolio. J.P. Morgan Series Trust II JPMorgan Small Company Portfolio was merged with J.P. Morgan Insurance Trust Small Cap Equity Portfolio and was renamed JPMorgan Insurance Trust Small Cap Core Portfolio.

May 1, 2009	Janus Adviser Series (Class S Shares) Janus Adviser Large Cap Growth Fund, Janus Adviser Worldwide Fund, Janus Adviser Balanced Fund, Janus International Growth Fund were no longer available for allocation of any purchase payments. Janus Aspen Series (Service Shares) Janus Portfolio, Overseas Portfolio, Worldwide Portfolio, and Balanced Portfolio were added.

April 30, 2010	Goldman Sachs Variable Insurance Trust Growth and Income Fund changed its name to Large Cap Value Fund and Capital Growth Fund changed its name to Strategic Growth Fund. Legg Mason Partners Variable Equity Trust Legg Mason ClearBridge Variable Fundamental Value Portfolio changed its name to Legg Mason ClearBridge Variable Fundamental All Cap Value Portfolio and Legg Mason ClearBridge Variable Investors Portfolio changed its name to Legg Mason ClearBridge Variable Large Cap Value Portfolio.

Attached as Appendix A is a table showing selected information concerning Accumulation Units for each Sub-Account for each of the last ten calendar years, or since inception if less. The Accumulation Unit values do not reflect the deduction of certain charges that are subtracted from your annuity contract value. The information in the table for the last five calendar years is also included in VAD’s financial statements. To obtain a more complete picture of each Sub-Account’s financial status and performance, you should review VAD’s financial statements which are contained in the Statement of Additional Information.

Financial Statements

The complete financial statements of VAD and Ohio National Life may be found in the Statement of Additional Information.

The Ohio National Companies

Ohio National Life

Ohio National Life was organized under the laws of Ohio on September 9, 1909 as a stock life insurance company. We are now ultimately owned by a mutual holding company (Ohio National Mutual Holdings, Inc.) with the majority ownership being by our policyholders. We write life, accident and health insurance and annuities in 47 states, the District of Columbia and Puerto Rico. Currently, we have assets of approximately $20.8 billion and equity of approximately $1.5 billion. Our home office is located at One Financial Way, Montgomery, Ohio 45242.

Ohio National Life believes that, consistent with well established industry and SEC practice, the periodic reporting requirements of the Securities Exchange Act of 1934 do not apply to it as the depositor of one or more variable insurance product separate accounts. If such requirements are deemed to apply to it as such a depositor, Ohio National Life intends to rely on the exemption from such requirements provided by Rule 12h-7 under that Act.

Ohio National Variable Account D

We established VAD on August 1, 1969 as a separate account under Ohio law for the purpose of funding variable annuity contracts. (Until 1993, VAD was used to fund group variable annuity contracts unrelated to the contracts offered in this prospectus. Those unrelated group variable annuity contracts are now funded through another separate account.) Contributions for the contracts are allocated to one or more subaccounts of VAD. However, a

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participant’s account values may not be allocated to more than 18 investment options, including the variable subaccounts and the Guaranteed Account, at any one time. Income, gains and losses, whether or not realized, from assets allocated to VAD are, credited to or charged against VAD without regard to our other income, gains or losses. The assets maintained in VAD will not be charged with any liabilities arising out of any of our other business. Nevertheless, all obligations arising under the contracts, including the commitment to make annuity payments, are our general corporate obligations. Accordingly, all of our assets are available to meet our obligations under the contracts. VAD is registered as a unit investment trust under the Investment Company Act of 1940.

The assets of each subaccount of VAD are invested at net asset value in Fund shares.

The Funds

The Funds are mutual funds registered under the Investment Company Act of 1940. Fund shares are sold only to insurance company separate accounts to fund variable annuity contracts and variable life insurance policies and, in some cases, to qualified plans. The value of each Fund’s investments fluctuates daily and is subject to the risk that Fund management may not anticipate or make changes necessary in the investments to meet changes in economic conditions.

The Funds receive investment advice from their investment advisers. The Funds pay each of the investment advisers a fee as shown in the prospectus for each Fund. In some cases, the investment adviser pays part of its fee to a subadviser.

Some of the Funds are structured as a “Fund of Funds.” Each of the Fund of Funds is a mutual fund that invests primarily in a portfolio of exchange-traded funds (“ETFs”). Because these Fund of Funds invests in ETFs rather than individual securities, the Fund of Funds bears a proportionate share of expenses charged by the underlying funds in which it invests. Therefore, a Fund of Funds may have higher expenses than direct investments in the underlying Funds. You can invest directly in ETFs and do not have to invest through a variable annuity or a mutual fund. You should read the Fund prospectuses carefully for more information.

Affiliates of certain Funds may compensate us based upon a percentage of the Fund’s average daily net assets that are allocated to VAD. These percentages vary by Fund. This is intended to compensate us for administrative and other services we provide to the Funds and their affiliates.

For additional information concerning the Funds, including their fees, expenses and investment objectives, see the Fund prospectuses. Read them carefully before investing. They may contain information about other funds that are not available as investment options for these contracts. You cannot be sure that any Fund will achieve its stated objectives and policies. For a free copy of the Fund prospectus, call 1-877-777-1112.

Periodically some of the Funds may be closed to future allocation of purchase payments. This may be at the request of the Fund or based on a decision made by us. Advance written notice will be given to contract owners prior to any such closure.

The investment policies, objectives and/or names of some of the Funds may be similar to those of other investment companies managed by the same investment adviser or subadviser. However, similar funds often do not have comparable investment performance. The investment results of the Funds may be higher or lower than those of the other funds.

Mixed and Shared Funding

In addition to being offered to VAD, certain Fund shares are offered to our other separate accounts for variable annuity contracts and a separate account of Ohio National Life Assurance Corporation for variable life insurance contracts. Fund shares may also be offered to other insurance company separate accounts and qualified plans. It is conceivable that in the future it may become disadvantageous for one or more of variable life and variable annuity separate accounts, or separate accounts of other life insurance companies, and qualified plans, to invest in Fund shares. Although neither we nor any of the Funds currently foresee any such disadvantage, the Board of Directors or Trustees of each Fund will monitor events to identify any material conflict among different types of owners and

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to determine if any action should be taken. That could possibly include the withdrawal of VAD’s participation in a Fund. Material conflicts could result from such things as:

•	changes in state insurance law;

•	changes in federal income tax law;

•	changes in the investment management of any Fund; or

•	differences in voting instructions given by different types of owners.

Voting Rights

We will vote Fund shares held in VAD at Fund shareholders meetings in accordance with voting instructions received from contract owners. We will determine the number of Fund shares for which you are entitled to give instructions as described below. This determination will be within 90 days before the shareholders meeting. Fund proxy material and forms for giving voting instructions will be distributed to each owner. There is no minimum number of contract owners required to reach a quorum. We will vote Fund shares held in VAD, for which no timely instructions are received, in proportion to the instructions that we do receive for VAD. As a result, a small number of contract owners may determine the outcome of a vote submitted to the Fund by VAD.

The number of Fund shares for which you may instruct us is determined by dividing your contract value in each Fund by the net asset value of a share of that Fund as of the same date. For variable annuities purchased for participants, the number of Fund shares for which you may instruct us is determined by dividing the actuarial liability for those variable annuities by the net asset value of a Fund share as of the same date. Generally, the number of shares tends to decrease as annuity payments progress.

Distribution of the Contracts

The contracts are sold by our insurance agents who are also registered representatives of (a) The O. N. Equity Sales Company (“ONESCO”), a wholly-owned subsidiary of ours, or (b) other broker-dealers that have entered into distribution agreements with Ohio National Equities, Inc. (“ONEQ”) another wholly-owned subsidiary of ours. ONEQ is the principal underwriter of the contracts. Each of ONEQ, ONESCO and the other broker-dealers is registered under the Securities Exchange Act of 1934 and a member of the Financial Industry Regulatory Authority. We pay ONEQ compensation equal to no more than 5% of contributions. ONEQ then pays part of that amount to ONESCO and the other broker-dealers. ONESCO and the other broker-dealers pay their registered representatives from their own funds. Contributions on which nothing is paid to registered representatives may not be included in amounts on which we pay the fee to ONEQ. If our withdrawal charge is not sufficient to recover the fee paid to ONEQ any deficiency will be made up from general assets. These include, among other things, any profit from the mortality and expense risk charges. ONEQ’s address is One Financial Way, Montgomery, Ohio 45242.

Deductions and Expenses

Surrender Charge

There is no deduction from contributions to pay sales expense. We may assess a surrender charge if you surrender the contract or withdraw part of its value (except to make plan payments). The purpose of this charge is to defray expenses relating to the sale of the contract, including compensation to sales personnel, cost of sales literature and prospectuses, and other expenses related to sales activity. The surrender charge equals a percent of the contract

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value withdrawn. This percent varies by the number of years from the date the participant’s account was established under the contract until the day the withdrawal occurs as follows:

Year of
Withdrawal	Percentage
1	7%
2	6%
3	5%
4	4%
5	3%
6	2%
7	1%
8 and later	0%

The total of all surrender charges together with any distribution expense risk charges made against any participant account will never exceed 9% of the total contributions made to that participant account. If the trustee of a retirement plan qualifying under Section 401, 403(b), or 457 of the Code uses values of at least $250,000 from an Ohio National Life individual or group annuity to provide the first purchase payment for a contract offered under this prospectus, this contract will be treated (for purposes of determining the withdrawal charge) as if each existing participant’s account funded with any portion of that first purchase payment had been established at the same time as the original annuity (or the same time the individual annuity was issued to the participant) and as if the purchase payments made for the fixed annuity had been made for this contract. This does not apply to participants added after this contract is issued.

Deduction for Account Expenses

At the end of each valuation period, we deduct an amount presently equal to 0.35% on an annual basis, of the contract value. This deduction reimburses us for account administrative expenses. Examples of these expenses are expenses for accounting, auditing, legal, contract owner services, reports to regulatory authorities and contract owners, contract issue, etc.

Deduction for Mortality and Expense Fees

We guarantee that the contract value will not be affected by any excess of sales and administrative expenses over the deductions for them. We also guarantee that variable annuity payments will not be affected by adverse mortality experience or expenses.

For assuming these risks, when we determine the accumulation unit values and the annuity unit values for each subaccount, we make a deduction from the applicable investment results equal to 1.00% of the contract value on an annual basis. The risk charge is an indivisible whole of the amount currently being deducted. However, we believe that a reasonable allocation would be 0.40% for mortality risk, and 0.60% for expense risk. We hope to realize a profit from this charge. However, there will be a loss if the deduction fails to cover the actual risks involved.

Limitations on Deductions

The contracts provide that we may reduce the deductions for administrative expense, mortality and expense risks, and distribution expense risk at any time. Each of these deductions may be increased for new contracts, not more often than annually, and the total of all these deductions may never exceed 1.35% per year.

Transfer Fee

We may charge a transfer fee of $5 for each transfer of a participant’s account values from one subaccount to another. The fee is charged against the subaccount from which the transfer is made. Only one charge is assessed for

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transfers out of any one subaccount, even if the transfer is to multiple subaccounts. We are not currently charging this fee. Other restrictions on transfers may apply. See “Transfers among Subaccounts” below.

Deduction for State Premium Tax

Depending on your state, a premium tax or some similar charge may be levied based on the amount of your annuity purchase payments. We will deduct from your contract value the amount of any applicable premium taxes or similar assessment charged by any state or other governmental entity. While the rates are subject to change, the range for the premium tax is currently between 0.0% and 5.0%. If a charge is assessed, we will deduct that amount from your contract value at the time the contract is surrendered, at the time you annuitize, or at such earlier time that we may become subject to the premium tax.

Fund Expenses

There are deductions from, and expenses paid out of, the assets of the Funds. These are described in the Fund prospectus.

Description of the Contracts

Accumulation

Contribution Provisions

The contracts provide for minimum contributions of $25 per participant, unless we otherwise consent. Your plan defines the maximum contributions allowed. You may make contributions at any time but not more often than biweekly, unless we otherwise consent. We may agree to modify any of these limits. If the check for your contribution is dishonored, you will be liable to us for any changes in the market value between the date we receive your check and the date we are notified that the payment was dishonored. We will deduct any amount due for this reason from your contract value.

Accumulation Units

The contract value is measured by accumulation units. These units are credited to the contract when you make each contribution. (See “Crediting Accumulation Units”, below). The number of units remains constant between contributions, but their dollar value varies with the investment results of each Fund to which contributions are allocated.

Crediting Accumulation Units

Your registered representative will send application forms or orders, together with the first contribution, to our home office for acceptance. Upon acceptance, we issue a contract and we credit the first contribution to the contract in the form of accumulation units. If all information necessary for processing the contribution is complete, your first contribution will be credited within two business days after receipt. If this cannot be done within five business days, we will return the contribution immediately unless you specifically consent to having us retain the contribution until the necessary information is completed. After that, we will credit the contribution within two business days. You must send any additional contributions directly to our home office. They will then be applied to provide that number of accumulation units (for each subaccount) determined by dividing the amount of the contribution by the unit value next computed after we receive the payment at our home office. Payments received after 4 p.m. (Eastern time) on any process day (except on those days when the New York Stock Exchange closes early) will be priced at the next calculated unit value.

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Allocation of Contributions

You may allocate contributions among up to 18 investment options, including variable Funds and the Guaranteed Account. The amount allocated to any Fund or the Guaranteed Account must equal a whole percent. You may change your allocation of future contributions at any time by sending written notice to our home office.

Accumulation Unit Value and Contract Value

We set the original accumulation unit value of each subaccount of VAD at the beginning of the first valuation period for each such subaccount. We determine the unit value for any later valuation period by multiplying the unit value for the immediately preceding valuation period by the net investment factor (described below) for such later valuation period. We determine a contract’s value by multiplying the total number of units (for each subaccount) credited to the contract by the unit value (for such subaccount) for the current valuation period.

Net Investment Factor

The net investment factor measures the investment results of each subaccount. The investment performance and expenses of each Fund, and the deduction of contract charges, affect daily changes in the subaccounts’ accumulation unit values. The net investment factor for each subaccount for any valuation period is determined by dividing (a) by (b), then subtracting (c) from the result, where:

(a) is:

(1)	the net asset value of the corresponding Fund share at the end of a valuation period, plus

(2)	the per share amount of any dividends or other distributions declared for that Fund if the “ex-dividend” date occurs during the valuation period, plus or minus

(3)	a per share charge or credit for any taxes paid or reserved for, the maintenance or operation of that subaccount, (no federal income taxes apply under present law.);

(b)	is the net asset value of the corresponding Fund share at the end of the preceding valuation period; and

(c)	is the deduction for administrative expenses and risk undertakings.

Surrender and Withdrawal

You may surrender (totally withdraw the value of) the contract, or you may make withdrawals from it. You must make all surrender or withdrawal requests by providing Notice to us. The withdrawal charge may apply to these transactions. The withdrawal will be made from your values in each Fund. The amount you may withdraw is the contract value less any withdrawal charge. We will pay you within seven days after we receive your request. However, we may defer payments of Guaranteed Account values as described below. Withdrawals are limited or not permitted in connection with certain retirement plans. For tax consequences of a withdrawal, see “Federal Tax Status.”

If you request a withdrawal that includes contract values derived from contributions that have not yet cleared the banking system, we may delay mailing that portion which relates to such contributions until the check for the contribution has cleared.

The right to withdraw may be suspended or the date of payment postponed:

(1)	for any period during which the New York Stock Exchange is closed (other than customary weekend and holiday closings) or during which the Securities and Exchange Commission has restricted trading on the Exchange;

(2)	for any period during which an emergency, as determined by the Commission, exists as a result of which disposal of securities held in a Fund is not reasonably practical, or it is not reasonably practical to determine the value of a Fund’s net assets; or

(3)	such other periods as the Commission may order to protect security holders.

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Transfers among Subaccounts

You may transfer contract values from one or more Funds to one or more other Funds. You may make transfers at any time before annuity payments begin. The amount of any transfer must be at least $500 (or the entire value of the contract’s interest in a Fund, if less). Not more than 20% of a contract’s Guaranteed Account value (or $1,000, if greater) as of the beginning of the calendar year may be transferred to variable Funds during that calendar year.

We may limit the number, frequency, method or amount of transfers. We may limit transfers from any Fund on any one day to 1% of the previous day’s total net assets of that Fund if we or the Fund in our discretion, believe that the Fund might otherwise be damaged. In determining which requests to honor, scheduled transfers (under a DCA program, if offered) will be made first, followed by mailed written requests in the order postmarked and, lastly, telephone, facsimile and other electronic requests in the order received. This policy will be applied uniformly without exception. We will notify you if your requested transfer is not made. Current SEC rules preclude us from processing at a later date those requests that were not honored. Accordingly, you would need to submit a new transfer request in order to make a transfer that was not honored because of these limitations.

Certain third parties may offer you asset allocation or timing services for your contract. We will honor transfer requests from these third parties only if you give us a written authorization to do so. Fees you pay for such asset allocation or timing services are in addition to any contract charges. We do not endorse, approve or recommend these services.

We discourage excessive trading and market timing through your contract. Excessive trading into and out of the portfolios can disrupt portfolio investment strategies and increase the portfolios’ operating expenses. In addition, excessive trading lowers overall portfolio performance for long term investors, prevents portfolio manager from taking timely advantage of investment opportunities, and creates liquidity risks for the portfolios. The contract and the underlying portfolios are not designed to accommodate excessive trading practices. We and the portfolios reserve the right, in our sole discretion, to restrict or reject purchase and exchange orders which we believe represent excessive or disruptive trading. We will contact you the next business day by telephone to inform you that your requested transaction has been rejected. If we are unable to contact you by telephone, we will contact you or your registered representative in writing to inform you of the rejected transaction. Listed below are some, but not necessarily all the steps we may take to discourage excessive trading and market timing.

The first time the contract owner is determined to have traded excessively, we will notify the contract owner in writing that his or her contract will be monitored for additional transactions in excess of the established limits and such subsequent activity may result in suspension of electronic transfer privileges and/or suspension of all transfer privileges. The established limits are determined internally as a protection against frequent trading and are not disclosed in the prospectus or otherwise made public.

Upon the second instance of excessive trading, the contract owner will be advised that his or her electronic transfer privileges have been suspended and that all transfer requests must be submitted in writing and delivered via U.S. mail.

Upon the third instance of excessive trading, transfers of contract values will only be permitted into the money market portfolio and all transfer privileges will be suspended. The contract owner will be informed in writing of the denial of future transfer privileges. If a contract owner decides to surrender the contract following suspension of transfer privileges, the contract owner will incur the resulting surrender charge.

We may, in our sole discretion take any contract off of the list of monitored contracts, or restore suspended transfer privileges if we determine that the transactions were inadvertent or were not done with the intent to market time. Otherwise, all of our policies related to excessive trading and market timing as described in this section will be applied to all contract owners uniformly and without exception. Other trading activities may be detrimental to the portfolios. Therefore, we may place a contract on the list of monitored contracts despite the fact the contract

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owner has not exceeded the established transfer limits. You may be deemed to have traded excessively, even if you have not exceeded the number of free transfers permitted by your contract.

Some of the factors we may consider when determining whether or not to place a contract on the list of monitored contracts may include, but not be limited to:

•	The number of transfers made in a defined period;

•	The dollar amount of the transfer;

•	The total assets of the portfolios involved in the transfer;

•	The investment objectives of the particular portfolios involved in your transfers; and/or

•	Whether the transfer appears to be a part of a pattern of transfers to take advantage of short-term market fluctuations or market inefficiencies.

Contract owners who have not engaged in market timing or excessive trading may also be prevented from transferring contract values if we, or the portfolios, believe that an intermediary associated with the contract owner’s account has otherwise been involved in market timing or excessive trading on behalf of other contract owners. Likewise, contract owners who have not engaged in intentional market timing or engaged in intentional disruptive or excessive trading may have their transfers rejected or their transfer privileges suspended if their trading activity generates an exception report in our transfer monitoring systems.

Contract owners seeking to engage in excessive trading practices may deploy a variety of strategies to avoid detection, and there is no guarantee that we or the portfolios will be able to identify such contract owners or curtail their trading practices. Our ability and the ability of the portfolios to detect and curtail excessive trading practices may also be limited by operational systems and technology limitations. In addition, because the portfolios receive orders from omnibus accounts, which is common among funds offering portfolios to insurance companies offering variable products, the portfolios may not be able to detect an individual’s excessive trading practices through these omnibus accounts.

We may alter or amend this policy as required to comply with state or federal regulations and such regulations may impose stricter standards than currently adopted by us or the portfolios.

Pursuant to rules adopted by the Securities and Exchange Commission, we are required to enter into agreements with the Funds which require us to provide the Funds, upon their request, with certain information including taxpayer identification numbers of contract owners and the amounts and dates of any purchase, redemption, transfer or exchange requests by contract owners. We are also required to restrict or prohibit further purchases or exchange requests into the Funds upon instruction from the Funds.

Electronic Access

If you give us authorization, contract and unit values and interest rates can be checked by telephoning us at 1-877-777-1112, #1 or by accessing our web site at any time at www.ohionational.com. You may also request transfers and change allocations on our web site. You may only make one telephone, facsimile or electronic (collectively, “electronic”) transfer per day.

Orders to purchase, redeem or transfer units received after the close of the New York Stock Exchange, typically 4:00 p.m. (Eastern time), will not become effective until the next business day.

We will honor pre-authorized electronic transfer instructions from anyone who provides the personal identifying information requested. We will not honor electronic requests after the annuitant’s death. For added security, we send the contract owner a written confirmation of all electronic transfers on the next business day. However, if we cannot complete a transfer as requested, our customer service representative will contact the contract owner in writing sent within 48 hours of the electronic request. You may think that you have limited this access to

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yourself, or to yourself and your representative. However, anyone giving us the necessary identifying information can use electronic access once you authorize its use.

Please note that telephone and/or other means of electronic communication may not always be available. Any telephone or electronic device, whether it is yours, your service provider’s, your agent’s or ours can experience inaccessibility, power outages or slowdowns for a variety of reasons. These periods of inaccessibility may delay or prevent our receipt and processing of your requests. Although we have taken precautions and have emergency contingency plans to limit these problems, we cannot promise complete reliability under all circumstances. If you experience such problems, you should make your transfer request by writing to our home office.

We reserve the right to limit or restrict electronic access in any form at any time as to any contract owner.

Payment of Plan Benefits

At the contract owner’s request, and upon receipt of due proof of a participant’s death, disability, retirement or termination of employment, we will apply that participant’s account value to provide a benefit prescribed by the plan. No withdrawal charge will be made in connection with the payment of these plan benefits.

Guaranteed Account

The Guaranteed Account guarantees a fixed return for a specified period of time and guarantees the principal against loss. We may also refer to the Guaranteed Account as the Fixed Account or the Fixed Accumulation Account. The Guaranteed Account is not registered as an investment company. Interests in it are not subject to the provisions or restrictions of federal securities laws. The staff of the Securities and Exchange Commission has not reviewed the disclosures regarding it.

The Guaranteed Account consists of all of our general assets other than those allocated to a separate account. You may allocate contributions and contract values between the Guaranteed Account and the Funds.

We will invest our general assets in our discretion as allowed by Ohio law. We allocate the investment income from our general assets to those contracts having guaranteed values.

The amount of investment income allocated to the contracts varies from year to year in our sole discretion. However, we guarantee that we will credit interest at a rate of not less than 3% per year (unless such lower rate is permitted by state law), compounded annually, to contract values allocated to the Guaranteed Account. We may credit interest at a rate in excess of 3% or in excess of the guaranteed minimum interest rate allowed by state law, but any such excess interest credit will be in our sole discretion.

We guarantee that the guaranteed value of a contract will never be less than:

•	the amount of deposits allocated to, and transfers into, the Guaranteed Account, plus

•	interest credited at the rate of 3% per year (unless such lower rate is permitted by state law) compounded annually, plus

•	any additional excess interest we may credit to guaranteed values, minus

•	any withdrawals and transfers from the guaranteed values, minus

•	any withdrawal charges, state premium taxes and transfer fees.

No deductions are made from the Guaranteed Account for administrative expenses or risk undertakings. (See Deductions and Expenses.) However, in addition to any applicable withdrawal charge, we may assess a liquidation charge as described below.

Contract values credited to the Guaranteed Account are allocated to an investment cell. A cell is a partition of the Guaranteed Account by the time period in which the contract value is credited to the Guaranteed Account (either from a contribution or a transfer into the Guaranteed Account). Earlier cells may be aggregated into a single cell.

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We credit interest to each cell at a rate declared by us. This rate will not be reduced more than once a year. Amounts withdrawn from or charged against a participant’s account decrease the balances in the cells within that participant’s account on a last-in first-out basis. Only when the most recently established cell’s balance is zero will the next previously established cell’s balance be reduced.

We assess a liquidation charge for withdrawals made from a participant’s portion of the Guaranteed Account. This is a percent of the balance withdrawn from a cell. The percentage equals ten times x minus y (but never less than 0%), where:

x is the annual effective interest rate we declare for the cell for new contract contributions as of the date of withdrawal, and

y is the annual effective interest rate for the cell from which a withdrawal is being made at the time of withdrawal.

The liquidation charge never exceeds the difference between the amount of the participant’s contract value allocated to the Guaranteed Account and the participant’s minimum Guaranteed Account value. The participant’s minimum Guaranteed Account value equals the participant’s net purchase payments and transfers allocated to the Guaranteed Account, less withdrawals and transfers from the Guaranteed Account, accumulated at an annual effective interest rate of 3% (unless such lower rate is permitted by state law).

The liquidation charge does not apply when the contract is discontinued because of plan termination. The liquidation charge is not assessed when you discontinue the contract if you elect to receive the balance in the Guaranteed Account in six payments over a five year period. The first payment is made within 30 days of discontinuance, equal to 1/6 of the balance. Later payments are made at the end of each of the next five years equal to 1/6 of the original balance plus interest credited to the date of payment.

Not more than 20% of a participant’s Guaranteed Account value, as of the beginning of any contract year, may be transferred to one or more variable Funds during that contract year. As provided by state law, we can defer the payment of amounts withdrawn from the Guaranteed Account for up to six months from the date we receive your written request for withdrawal.

Annuity Benefits

Purchasing an Annuity

At the contract owner’s written request, we will apply a participant’s account value to purchase an annuity. You must specify the purpose, effective date, option, amount and frequency of payments, and the payees (including the annuitant and any contingent annuitant and beneficiary), and give evidence of the annuitant’s age. Payments will be made to the annuitant during the annuitant’s lifetime. The contracts include our guarantee that we will pay annuity payments for the lifetime of the annuitant (and any joint annuitant) in accordance with the contract’s annuity rates no matter how long the annuitant (and any joint annuitant) may live.

Once an annuity is purchased, the annuity cannot be surrendered for cash except that, upon the death of the annuitant, the beneficiary may surrender the annuity for the commuted value of any remaining period-certain payments.

Annuity Options

You may elect one or more of the following annuity options upon the purchase of an annuity for a participant (annuitant):

Option (a):	Life Annuity with installment payments for the lifetime of the annuitant (the annuity has no more value after the annuitant’s death). Under this annuity option, it is possible to receive only one annuity payment.

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Option (b):	Life Annuity with installment payments guaranteed for five or ten years and then continuing during the remaining lifetime of the annuitant.

Option (c):	Joint & Survivor Life Annuity with installment payments during the lifetime of an annuitant and all or a portion (e.g., 1/2 or 2/3) of the payments continuing during the lifetime of a contingent annuitant. Under this annuity option, it is possible to receive only one annuity payment.

Option (d):	Installment Refund Life Annuity with payments guaranteed for a period certain and then continuing during the remaining lifetime of the annuitant. The number of period-certain payments is equal to the amount applied under this option divided by the amount of the first payment.

We may agree to other settlement options.

Unless you direct otherwise, when an annuity is purchased, we will apply the participant’s account values to provide annuity payments pro-rata from each Fund in the same proportion as the participant’s account values immediately before the purchase of the annuity.

Determination of Amount of the First Variable Annuity Payment

To determine the first payment under a variable annuity, we apply the participant’s account value for each Fund in accordance with the contract’s purchase rate tables. The rates in those tables depend upon the annuitant’s (and any contingent annuitant’s) age and sex and the option selected. The annuitant’s sex is not a factor in contracts issued to plans sponsored by employers subject to Title VII of the Civil Rights Act of 1964 or similar state statutes. We determine the accumulation value to be applied at the end of a valuation period (selected by us and uniformly applied) not more than a month and a day before participant’s first annuity payment.

If the amount that would be applied under an option is less than $5,000, we will pay the participant’s account value in a single sum. If the first periodic payment under any option would be less than $50, we may change the frequency of payments so that the first payment is at least $50.

Annuity Units and Variable Payments

After a participant’s first annuity payment, later variable annuity payments will vary to reflect the investment performance of the selected Funds. The amount of each payment depends on the participant’s number of annuity units. To determine the number of annuity units for each Fund, divide the dollar amount of the first annuity payment from each Fund by the value of that Fund’s annuity unit. This number of annuity units remains constant for any annuity unless the annuitant transfers among Funds.

The annuity unit value for each subaccount was set at $10 for the valuation period when the first variable annuity was calculated for each subaccount. The annuity unit value for each later valuation period equals the annuity unit value for the immediately preceding valuation period multiplied by the net investment factor for such later valuation period and by a factor (0.9998925 for a one-day valuation period) to neutralize the assumed interest rate discussed below.

The dollar amount of each later subsequent variable annuity payment equals your constant number of annuity units for each Fund multiplied by the value of the annuity unit for the valuation period.

The annuity purchase rate tables contained in the contract are based on a blended 1983(a) Annuity Mortality Table with compound interest at the effective rate of 4% per year. A higher interest assumption would mean a higher initial annuity payment but a more slowly rising series of subsequent annuity payments if annuity unit values were increasing (or a more rapidly falling series of subsequent annuity payments if annuity unit values were decreasing). A lower interest assumption would have the opposite effect. If the actual net investment rate were equal to the assumed interest rate, annuity payments would stay level.

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Transfers after Annuity Purchase

After annuity payments have been made for at least 12 months, the annuitant can, once each calendar quarter, change the Funds on which variable annuity payments are based. There is no transfer fee during annuity payout. Transfers may not be made between guaranteed and variable accounts during annuity payout. On at least 60 days written notice to our home office, we will change that portion of the periodic variable annuity payment as you direct to reflect the investment results of different Funds. The annuity payment immediately after a change will be the amount that would have been paid without the change. Later payments will reflect the new mix of Funds.

Other Contract Provisions

Assignment

Amounts payable in settlement of a contract may not be commuted, anticipated, assigned or otherwise encumbered, or pledged as loan collateral to anyone other than us. To the extent permitted by law, such amounts are not subject to any legal process to pay any claims against an annuitant before annuity payments begin. The owner of a tax-qualified contract may not, but the owner of a non-tax-qualified contract may, collaterally assign the contract before the annuity payout date. Ownership of a tax-qualified contract may not be transferred except to:

•	the annuitant,

•	a trustee or successor trustee of a pension or profit-sharing trust which is qualified under Section 401 of the Code,

•	the employer of the annuitant provided that the contract after transfer is maintained under the terms of a retirement plan qualified under Section 403(a) of the Code for the benefit of the annuitant, or

•	as otherwise permitted by laws and regulations governing plans for which the contract may be issued.

Reports and Confirmations

Each six months we will send you a statement showing the number of accumulation units credited to the contract by Fund and the value of each unit as of the end of the last half year. In addition, as long as the contract remains in effect, we will forward any periodic Fund reports.

We will send you a written confirmation of your purchase payments, transfers and withdrawals. For regularly recurring transactions, such as payroll deduction programs, we may confirm the transactions in a quarterly report. Review your statements and confirmations to verify their accuracy. You must report any error or inaccuracy to us within 30 days. Otherwise, we are not responsible for losses due to the error or inaccuracy.

Substitution for Fund Shares

If investment in a Fund is no longer possible or we believe it is inappropriate to the purposes of the contract, we may substitute one or more other funds. Substitution may be made as to both existing investments and the investment of future contributions. However, no substitution will be made until we receive any necessary approval of the Securities and Exchange Commission. We may also add other Funds as eligible investments of VAD.

Contract Owner Inquiries

Direct any questions to Ohio National Life, Group Annuity Administration, P.O. Box 5358, Cincinnati, Ohio 45201; telephone 1-877-777-1112 (8:30 a.m. to 4:30 p.m. Eastern time).

Performance Data

We may advertise performance data for the various Funds showing the percentage change in unit values based on the performance of the applicable Fund over a period of time (usually a calendar year). We determine the

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percentage change by dividing the increase (or decrease) in value for the unit by the unit value at the beginning of the period. This percent reflects the deduction of any asset-based contract charges but does not reflect the deduction of any applicable withdrawal charge. The deduction of a withdrawal charge would reduce any percentage increase or make greater any percentage decrease.

Advertising may also include average annual total return figures calculated as shown in the Statement of Additional Information. The average annual total return figures reflect the deduction of applicable withdrawal charges as well as applicable asset-based charges.

We may also distribute sales literature comparing separate account performance to the Consumer Price Index or to such established market indexes as the Dow Jones Industrial Average, the Standard & Poor’s 500 Stock Index, IBC’s Money Fund Reports, Lehman Brothers Bond Indices, Morgan Stanley Europe Australia Far East Index, Morgan Stanley World Index, Russell 2000 Index, or other variable annuity separate accounts or mutual funds with investment objectives similar to those of the Funds.

Federal Tax Status

The following discussion of federal income tax treatment of amounts received under a variable annuity contract does not cover all situations or issues. It is not intended as tax advice. Consult a qualified tax adviser to apply the law to your circumstances. Tax laws can change, even for contracts that have already been issued. Tax law revisions, with unfavorable consequences, could have retroactive effect on previously issued contracts or on later voluntary transactions in previously issued contracts.

We are taxed as a life insurance company under Subchapter L of the Internal Revenue Code (the “Code”). Since the operations of VAD are a part of, and are taxed with, our operations, VAD is not separately taxed as a “regulated investment company” under Subchapter M of the Code.

The contracts are considered annuity contracts under Section 72 of the Code, which generally provides for taxation of annuities. Under existing provisions of the Code, any increase in the contract value is not taxable to you as the owner or annuitant until you receive it, either in the form of annuity payments, as contemplated by the contract, or in some other form of distribution. (As of the date of this prospectus, proposals to modify taxation of annuities are under consideration by the federal government.) The owner of a non-tax qualified contract must be a natural person for this purpose. With certain exceptions, where the owner of a non-tax qualified contract is a non-natural person (corporation, partnership or trust) any increase in the accumulation value of the contract attributable to purchase payments made after February 28, 1986 will be treated as ordinary income received or accrued by the contract owner during the current tax year. Other factors may cause funds in a contract owned by a non-natural person to be tax-deferred.

The income and gains within an annuity contract are generally tax deferred. Within a tax-qualified plan, the plan itself provides tax deferral. Therefore, the tax-deferred treatment otherwise available to an annuity contract is not a factor to consider when purchasing an annuity within a tax-qualified plan or arrangement.

As to tax-qualified contracts, the law does not now provide for payment of federal income tax on dividend income or capital gains distributions from Fund shares held in VAA or upon capital gains realized by VAA on redemption of Fund shares. When a non-tax-qualified contract is issued in connection with a deferred compensation plan or arrangement, all rights, discretions and powers relative to the contract are vested in the employer and you must look only to your employer for the payment of deferred compensation benefits. Generally, in that case, an annuitant will have no “investment in the contract” and amounts received by you from your employer under a deferred compensation arrangement will be taxable in full as ordinary income in the years you receive the payments.

When annuity payments begin, each payment is taxable under Section 72 of the Code as ordinary income in the year of receipt if you have neither paid any portion of the purchase payments nor previously been taxed on any portion of the purchase payments. If any portion of the purchase payments has been paid from or included in your

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taxable income, this aggregate amount will be considered your “investment in the contract.” You will be entitled to exclude from your taxable income a portion of each annuity payment equal to your “investment in the contract” divided by the period of expected annuity payments, determined by your life expectancy and the form of annuity benefit. Once you recover your “investment in the contract,” all further annuity payments will be included in your taxable income.

A withdrawal of contract values is taxable as ordinary income in the year received to the extent that the accumulated value of the contract immediately before the payment exceeds the “investment in the contract.” If you elect to withdraw any portion of your accumulation value in lieu of annuity payments, that withdrawal is treated as a distribution of earnings first and only second as a recovery of the participant’s “investment in the contract.” Any part of the value of the contract that is assigned or pledged to secure a loan will be taxed as if it had been a withdrawal and may be subject to a penalty tax.

There is a penalty tax equal to 10% of any amount that must be included in gross income for tax purposes. The penalty will not apply to a redemption that is:

•	received on or after the taxpayer reaches age 59 1/2;

•	made to a beneficiary on or after the death of the annuitant;

•	attributable to the taxpayer’s becoming disabled;

•	made as a series of substantially equal periodic payments for the life of the annuitant (or joint lives of the annuitant and beneficiary);

•	from a contract that is a qualified funding asset for purposes of a structured settlement;

•	made under an annuity contract that is purchased with a single premium and with an annuity payout date not later than a year from the purchase of the annuity; or

•	incident to divorce.

If an election is made not to have withholding apply to an early withdrawal or if an insufficient amount is withheld, the participant may be responsible for payment of estimated tax. The participant may also incur penalties under the estimated tax rules if the withholding and estimated tax payments are not sufficient. If the participant fails to provide his or her taxpayer identification number, any payments under the contract will automatically be subject to withholding.

Tax-Deferred Annuities

Under the provisions of Section 403(b) of the Code, employees may exclude from their gross income purchase payments made for annuity contracts purchased for them by public educational institutions and certain tax-exempt organizations which are described in Section 501(c)(3) of the Code. They may make this exclusion to the extent that the aggregate purchase payments plus any other amounts contributed to purchase the contract and toward benefits under qualified retirement plans do not exceed certain limits in the Code. Employee contributions are, however, subject to social security (FICA) tax withholding. All amounts received under a contract, either in the form of annuity payments or cash withdrawal, will be taxed under Section 72 of the Code as ordinary income for the year received, except for exclusion of any amounts representing “investment in the contract.” Under certain circumstances, amounts received may be used to make a “tax-free rollover” into one of the types of individual retirement arrangements permitted under the Code. Amounts received that are eligible for “tax-free rollover” will be subject to an automatic 20% withholding unless directly rolled over from the tax-deferred annuity to the individual retirement arrangement.

With respect to earnings accrued and purchase payments made after December 31, 1988, for contracts set up under Section 403(b) of the Code, distributions may be paid only when the employee:

•	attains age 59 1/2,

•	separates from the employer’s service,

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•	dies,

•	becomes disabled as defined in the Code, or

•	incurs a financial hardship as defined in the Code.

In the case of hardship, cash distributions may not exceed the amount of contributions. These restrictions do not affect rights to transfer investments among the Funds and do not limit the availability of transfers between tax-deferred annuities.

Qualified Pension or Profit-Sharing Plans

Under present law, purchase payments made by an employer or trustee, for a plan or trust qualified under Section 401(a) or 403(a) of the Code, are generally excludable from the employee’s gross income. Any purchase payments made by the employee, or which are considered taxable income to the employee in the year such payments are made, constitute an “investment in the contract” under Section 72 of the Code for the employee’s annuity benefits. Employer or employee payments to a profit sharing plan qualifying under Section 401(k) of the Code are generally excludable from the employee’s gross income up to certain limits in the Code, and therefore are not considered “investment in the contract”.

The Code requires plans to prohibit any distribution to a plan participant prior to age 59 1/2, except in the event of death, total disability, financial hardship or separation from service (special rules apply for plan terminations). Distributions generally must begin no later than April 1 of the calendar year following the year in which the participant reaches age 70 1/2. Premature distribution of benefits (before age 59 1/2) or contributions in excess of those permitted by the Code may result in certain penalties under the Code. (Special tax treatment, including capital gain treatment and 5-year forward averaging, may be available to those born before 1936.) If such a distribution is received, the participant may be able to make a “tax-free rollover” of the distribution into another qualified plan in which he or she is a participant or into one of the types of individual retirement arrangements permitted under the Code. A participant’s surviving spouse receiving such a distribution may be able to make a tax-free rollover to one of the types of individual retirement arrangements permitted under the Code. Amounts received that are eligible for “tax-free rollover” will be subject to an automatic 20% withholding unless such amounts are directly rolled over to another qualified plan or individual retirement arrangement.

Withholding on Annuity Payments

Federal income tax withholding is required on annuity payments. However, recipients of annuity payments are allowed to elect not to have the tax withheld. (Different rules apply for tax-qualified plans.) This election may be revoked at any time and withholding would begin after that. If you do not give us your taxpayer identification number any payments under the contract will automatically be subject to withholding.

23

Form V-4827

Appendix A

Accumulation Unit Values

The following table shows selected information concerning Accumulation Units for each subaccount for each of the last ten calendar years, or since inception if less. The Accumulation Unit values do not reflect the deduction of certain charges that are subtracted from your annuity contract value, such as the contract maintenance charge. A portion of the information in the table is also included in the Separate Account’s financial statements. To obtain a more complete picture of each subaccount’s financial status and performance, you should review the Separate Account’s financial statements which are contained in the Statement of Additional Information.

	Year Ended	Unit Value at	Unit Value at	Number of Units
	December 31	Beginning of Year	End of Year	at End of Year

Ohio National Fund, Inc.:

Equity Portfolio	2000	$20.49	$18.87	114,667
	2001	18.87	17.05	115,133
	2002	17.05	13.67	123,529
	2003	13.67	19.47	149,235
	2004	19.47	21.60	163,717
	2005	21.60	22.61	137,802
	2006	22.61	23.80	119,200
	2007	23.80	22.10	99,573
	2008	22.10	9.85	86,405
	2009	9.85	13.52	64,819

Money Market Portfolio	2000	12.03	12.62	56,828
	2001	12.62	12.92	71,555
	2002	12.92	12.93	113,201
	2003	12.93	12.85	103,074
	2004	12.85	12.81	97,121
	2005	12.81	13.01	131,260
	2006	13.01	13.45	125,710
	2007	13.45	13.92	229,604
	2008	13.92	13.98	198,847
	2009	13.98	13.80	140,471

Bond Portfolio	2000	12.74	13.31	44,642
	2001	13.31	14.23	22,694
	2002	14.23	15.26	34,951
	2003	15.26	16.63	36,807
	2004	16.63	17.38	38,854
	2005	17.38	17.22	28,735
	2006	17.22	17.74	30,295
	2007	17.74	18.16	32,231
	2008	18.16	15.86	29,018
	2009	15.86	18.93	24,323

24

Form V-4827

	Year Ended	Unit Value at	Unit Value at	Number of Units
	December 31	Beginning of Year	End of Year	at End of Year

Omni Portfolio	2000	$17.68	$14.86	115,175
	2001	14.86	12.74	102,201
	2002	12.74	9.71	101,108
	2003	9.71	12.09	107,499
	2004	12.09	12.78	105,359
	2005	12.78	13.80	58,780
	2006	13.80	15.43	56,717
	2007	15.43	16.29	51,612
	2008	16.29	11.02	47,753
	2009	11.02	14.48	26,244

International Portfolio	2000	21.69	16.65	102,308
	2001	16.65	11.57	107,016
	2002	11.57	9.06	106,506
	2003	9.06	11.85	119,396
	2004	11.85	13.21	117,465
	2005	13.21	14.26	96,914
	2006	14.26	16.78	96,649
	2007	16.78	18.11	97,220
	2008	18.11	9.64	85,064
	2009	9.64	13.14	77,331

International Small-Mid Company Portfolio	2000	27.61	18.99	18,696
	2001	18.99	13.25	17,022
	2002	13.25	11.11	18,382
	2003	11.11	16.88	22,382
	2004	16.88	20.13	26,983
	2005	20.13	25.62	30,976
	2006	25.62	31.94	35,636
	2007	31.94	37.02	35,997
	2008	37.02	17.79	29,833
	2009	17.79	25.63	17,948

Capital Appreciation Portfolio	2000	16.62	21.56	61,277
	2001	21.56	23.34	58,461
	2002	23.34	18.39	62,081
	2003	18.39	23.86	69,937
	2004	23.86	26.49	77,484
	2005	26.49	27.51	51,407
	2006	27.51	31.59	39,212
	2007	31.59	32.36	40,575
	2008	32.36	19.47	34,903
	2009	19.47	27.44	28,460

25

Form V-4827

	Year Ended	Unit Value at	Unit Value at	Number of Units
	December 31	Beginning of Year	End of Year	at End of Year

Millennium Portfolio	2000	$35.66	$31.24	112,051
	2001	31.24	25.16	103,072
	2002	25.16	16.70	90,903
	2003	16.70	22.68	97,339
	2004	22.68	24.83	89,408
	2005	24.83	24.50	61,317
	2006	24.50	25.95	46,632
	2007	25.95	32.27	43,682
	2008	32.27	18.30	34,747
	2009	18.30	21.81	30,363

Aggressive Growth Portfolio	2000	15.40	11.04	40,338
	2001	11.04	7.43	51,052
	2002	7.43	5.28	59,086
	2003	5.28	6.85	74,403
	2004	6.85	7.37	75,111
	2005	7.37	8.24	43,367
	2006	8.24	8.60	37,755
	2007	8.60	10.99	41,723
	2008	10.99	6.11	30,967
	2009	6.11	8.59	26,216

Small Cap Growth Portfolio	2000	20.76	17.03	37,758
	2001	17.03	10.17	31,749
	2002	10.17	7.11	31,437
	2003	7.11	10.19	31,259
	2004	10.19	11.21	32,381
	2005	11.21	11.78	20,035
	2006	11.78	14.60	17,514
	2007	14.60	16.51	17,296
	2008	16.51	8.52	11,265
	2009	8.52	12.67	10,650

Mid Cap Opportunity Portfolio	2000	22.80	20.63	120,285
	2001	20.63	17.71	102,074
	2002	17.71	13.00	98,055
	2003	13.00	18.77	98,211
	2004	18.77	21.03	100,292
	2005	21.03	22.82	71,529
	2006	22.82	24.69	62,753
	2007	24.69	28.71	58,859
	2008	28.71	13.80	43,739
	2009	13.80	19.14	39,970

26

Form V-4827

	Year Ended	Unit Value at	Unit Value at	Number of Units
	December 31	Beginning of Year	End of Year	at End of Year

S&P 500® Index Portfolio	2000	$20.67	$18.43	189,273
	2001	18.43	15.76	182,773
	2002	15.76	12.03	202,583
	2003	12.03	15.17	221,376
	2004	15.17	16.51	236,654
	2005	16.51	17.02	175,266
	2006	17.02	19.36	164,844
	2007	19.36	20.07	156,345
	2008	20.07	12.42	134,333
	2009	12.42	15.41	108,949

Capital Growth Portfolio	2000	10.00	10.36	12,119
	2001	10.36	8.73	13,710
	2002	8.73	4.99	21,126
	2003	4.99	6.90	30,908
	2004	6.90	8.15	34,574
	2005	8.15	8.25	26,840
	2006	8.25	9.78	21,897
	2007	9.78	10.73	23,809
	2008	10.73	6.74	26,307
	2009	6.74	8.99	25,237

High Income Bond Portfolio	2000	10.00	9.42	1,149
	2001	9.42	9.70	2,250
	2002	9.70	9.94	7,301
	2003	9.94	12.05	18,410
	2004	12.05	13.15	28,689
	2005	13.15	13.37	30,240
	2006	13.37	14.53	39,430
	2007	14.53	14.84	44,516
	2008	14.84	10.93	32,320
	2009	10.93	16.10	28,863

Strategic Value Portfolio	2000	10.00	10.33	262
	2001	10.33	9.76	1,076
	2002	9.76	7.76	5,280
	2003	7.76	9.69	13,180
	2004	9.69	10.48	18,235
	2005	10.48	10.83	13,814
	2006	10.83	12.43	18,587
	2007	12.43	11.19	20,682
	2008	11.19	7.92	24,040
	2009	7.92	8.72	23,888

27

Form V-4827

	Year Ended	Unit Value at	Unit Value at	Number of Units
	December 31	Beginning of Year	End of Year	at End of Year

Nasdaq-100® Index Portfolio	2000	$10.00	$6.03	131
	2001	6.03	4.01	4,606
	2002	4.01	2.48	31,591
	2003	2.48	3.62	49,264
	2004	3.62	3.93	61,454
	2005	3.93	3.93	57,491
	2006	3.93	4.13	59,086
	2007	4.13	4.84	54,018
	2008	4.84	2.77	50,816
	2009	2.77	4.20	48,297
Bristol Portfolio	2002	10.00	7.83	0
	2003	7.83	10.23	144
	2004	10.23	10.97	1,506
	2005	10.97	12.12	1,741
	2006	12.12	13.93	2,305
	2007	13.93	14.80	2,903
	2008	14.80	8.68	3,201
	2009	8.68	11.64	3,026
Bryton Growth Portfolio	2002	10.00	6.82	74
	2003	6.82	9.12	1,513
	2004	9.12	9.68	3,574
	2005	9.68	9.96	3,733
	2006	9.96	11.47	4,447
	2007	11.47	12.44	5,221
	2008	12.44	7.42	8,501
	2009	7.42	9.94	23,681
Balanced Portfolio	2005	10.00	10.69	23
	2006	10.69	11.93	610
	2007	11.93	13.22	1,013
	2008	13.22	9.53	1,725
	2009	9.53	11.75	3,100
US Equity Portfolio	2005	10.00	11.49	3
	2006	11.49	12.24	190
	2007	12.24	13.66	828
	2008	13.66	7.01	1,191
	2009	7.01	8.07	313
Income Opportunity Portfolio	2005	10.00	10.62	1,172
	2006	10.62	10.92	1,010
	2007	10.92	11.67	1,388
	2008	11.67	9.11	0
	2009	9.11	10.17	26
Target VIP Portfolio	2008	10.00	5.51	0
	2009	5.51	6.24	0
Target Equity/Income	2008	10.00	5.30	9
	2009	5.30	5.87	21
Bristol Growth Portfolio	2008	10.00	5.90	22
	2009	5.90	8.28	74

28

Form V-4827

	Year Ended	Unit Value at	Unit Value at	Number of Units
	December 31	Beginning of Year	End of Year	at End of Year

ALPS Variable Insurance Trust (Class II)

AVS Listed Private Equity Portfolio	2009	$10.00	$9.89	0

Calvert Variable Series, Inc.:

Calvert VP SRI Equity Portfolio	2003	10.00	6.58	17,314
	2004	6.58	6.95	15,497
	2005	6.95	7.17	12,587
	2006	7.17	7.79	11,095
	2007	7.79	8.45	11,516
	2008	8.45	5.36	10,099
	2009	5.36	7.09	6,443

The Dow® Target Variable Fund LLC:

The Dow® Target 10 Portfolios
First Quarter	2001	10.00	9.73	12
	2002	9.73	8.57	49
	2003	8.57	10.59	750
	2004	10.59	10.78	961
	2005	10.78	9.97	343
	2006	9.97	12.68	412
	2007	12.68	12.59	458
	2008	12.59	7.77	467
	2009	7.77	8.90	18

Second Quarter	2000	10.00	11.00	10
	2001	11.00	10.63	73
	2002	10.63	9.79	107
	2003	9.79	12.40	903
	2004	12.40	12.47	972
	2005	12.47	11.99	197
	2006	11.99	15.33	256
	2007	15.33	15.89	327
	2008	15.89	8.42	309
	2009	8.42	10.57	12

Third Quarter	2000	10.00	11.62	32
	2001	11.62	11.08	40
	2002	11.08	10.00	124
	2003	10.00	12.29	431
	2004	12.29	12.53	565
	2005	12.53	11.69	184
	2006	11.69	14.76	244
	2007	14.76	15.37	296
	2008	15.37	9.01	299
	2009	9.01	9.77	13

29

Form V-4827

	Year Ended	Unit Value at	Unit Value at	Number of Units
	December 31	Beginning of Year	End of Year	at End of Year

Fourth Quarter	2000	$10.00	$11.63	36
	2001	11.63	11.29	63
	2002	11.29	10.51	104
	2003	10.51	12.84	369
	2004	12.84	12.81	500
	2005	12.81	12.07	158
	2006	12.07	15.18	258
	2007	15.18	15.51	307
	2008	15.51	9.95	325
	2009	9.95	11.28	18

The Dow® Target 5 Portfolios

First Quarter	2005	10.00	11.42	92
	2006	11.42	15.87	90
	2007	15.87	16.12	117
	2008	16.12	8.20	5
	2009	8.20	9.69	5

Second Quarter	2005	10.00	12.35	89
	2006	12.35	16.80	90
	2007	16.80	17.38	124
	2008	17.38	8.70	3
	2009	8.70	10.39	3

Third Quarter	2005	10.00	9.29	117
	2006	9.29	12.51	117
	2007	12.51	13.44	164
	2008	13.44	6.36	11
	2009	6.36	5.51	7

Fourth Quarter	2005	10.00	12.59	90
	2006	12.59	17.18	127
	2007	17.18	18.13	98
	2008	18.13	10.51	8
	2009	10.51	10.98	5

Dreyfus Variable Investment Fund (Service Shares):

Appreciation Portfolio	2003	10.00	11.69	135
	2004	11.69	12.09	365
	2005	12.09	12.42	1,886
	2006	12.42	14.24	2,426
	2007	14.24	15.02	1,855
	2008	15.02	10.41	885
	2009	10.41	12.56	979

Federated Insurance Series (Service Shares)

Federated Kaufmann Fund II	2009	10.00	10.29	0

30

Form V-4827

	Year Ended	Unit Value at	Unit Value at	Number of Units
	December 31	Beginning of Year	End of Year	at End of Year

Fidelity® Variable Insurance Products Funds (Service Class 2):

VIP Contrafund® Portfolio	2000	$10.00	$9.23	317
	2001	9.23	7.97	1,061
	2002	7.97	7.11	16,282
	2003	7.11	8.99	38,442
	2004	8.99	10.22	71,449
	2005	10.22	11.76	112,101
	2006	11.76	12.93	151,318
	2007	12.93	14.96	164,046
	2008	14.96	8.46	155,665
	2009	8.46	11.31	136,276

VIP Mid Cap Portfolio	2000	10.00	11.15	911
	2001	11.15	10.61	4,838
	2002	10.61	9.42	24,125
	2003	9.42	12.85	30,283
	2004	12.85	15.81	79,390
	2005	15.81	18.41	83,058
	2006	18.41	20.42	91,242
	2007	20.42	23.23	96,115
	2008	23.23	13.84	77,773
	2009	13.84	19.09	74,559

VIP Growth Portfolio	2000	10.00	8.46	813
	2001	8.46	6.85	4,076
	2002	6.85	4.71	27,296
	2003	4.71	6.16	54,031
	2004	6.16	6.27	67,649
	2005	6.27	6.53	66,515
	2006	6.53	6.86	57,664
	2007	6.86	8.58	60,464
	2008	8.58	4.46	60,931
	2009	4.46	5.63	54,183

VIP Equity-Income Portfolio	2003	10.00	11.14	3,188
	2004	11.14	12.23	13,999
	2005	12.23	12.74	18,041
	2006	12.74	15.08	27,065
	2007	15.08	15.07	32,721
	2008	15.07	8.50	27,143
	2009	8.50	10.89	26,257

VIP Real Estate Portfolio	2009	10.00	10.60	0

Financial Investors Variable Insurance Trust (Class II)

Ibbotson Conservative ETF Asset Allocation Portfolio	2008	10.00	9.34	473
	2009	9.34	9.97	7,931

31

Form V-4827

	Year Ended	Unit Value at	Unit Value at	Number of Units
	December 31	Beginning of Year	End of Year	at End of Year

Ibbotson Income and Growth ETF Asset Allocation Portfolio	2008	$10.00	$8.36	531
	2009	8.36	9.35	8,505

Ibbotson Balanced ETF Asset Allocation Portfolio	2008	10.00	7.44	11,647
	2009	7.44	8.77	25,024

Ibbotson Growth ETF Asset Allocation Portfolio	2008	10.00	6.66	775
	2009	6.66	8.19	17,996

Ibbotson Aggressive Growth ETF Asset Allocation Portfolio	2008	10.00	6.14	323
	2009	6.14	7.71	2,502

Franklin Templeton Variable Insurance Products Trust

Franklin Income Secrities Fund (Class 2)	2005	10.00	10.37	6,367
	2006	10.37	12.10	26,702
	2007	12.10	12.38	45,247
	2008	12.38	8.59	45,645
	2009	8.59	11.50	41,812

Franklin Flex Cap Growth Securities Fund (Class 2)	2005	10.00	11.14	4
	2006	11.14	11.56	82
	2007	11.56	13.04	403
	2008	13.04	8.32	1,146
	2009	8.32	10.92	1,381

Templeton Foreign Securities Fund (Class 2)	2005	10.00	11.18	4,710
	2006	11.18	13.40	8,065
	2007	13.40	15.27	18,299
	2008	15.27	8.98	15,266
	2009	8.98	12.14	40,989

Franklin Templeton VIP Founding Funds Allocation Fund	2009	10.00	10.18	0

Goldman Sachs Variable Insurance Trust (Institutional Shares):

Goldman Sachs Growth and Income Fund	2000	10.00	9.87	1,035
	2001	9.87	8.83	2,196
	2002	8.83	7.73	9,051
	2003	7.73	9.48	13,914
	2004	9.48	11.11	17,151
	2005	11.11	11.39	23,529
	2006	11.39	13.79	23,462
	2007	13.79	13.81	27,134
	2008	13.81	8.92	24,160
	2009	8.92	10.41	53,317

32

Form V-4827

	Year Ended	Unit Value at	Unit Value at	Number of Units
	December 31	Beginning of Year	End of Year	at End of Year

Goldman Sachs Structured U.S. Equity Fund	2000	$10.00	$9.74	1,307
	2001	9.74	8.46	1,864
	2002	8.46	6.52	3,664
	2003	6.52	8.32	6,134
	2004	8.32	9.45	9,874
	2005	9.45	9.93	13,350
	2006	9.93	11.06	14,273
	2007	11.06	10.73	7,302
	2008	10.73	6.67	6,198
	2009	6.67	7.97	5,709

Goldman Sachs Capital Growth Fund	2000	11.17	10.15	1,883
	2001	10.15	8.56	3,185
	2002	8.56	6.39	11,143
	2003	6.39	7.80	21,564
	2004	7.80	8.40	21,515
	2005	8.40	8.53	10,717
	2006	8.53	9.14	10,966
	2007	9.14	9.93	13,315
	2008	9.93	5.71	11,820
	2009	5.71	8.32	11,920

Ivy Funds Variable Insurance Portfolios, Inc.

Ivy Funds VIP Asset Strategy	2009	10.00	9.82	0

Ivy Funds VIP Global Natural Resources	2009	10.00	10.11	0

Ivy Funds VIP Science and Technology	2009	10.00	10.50	0

Janus Investment Fund (Class S Shares) (successor to Janus Adviser Series (S Shares)):

Janus Fund	2000	11.64	9.98	26,949
	2001	9.98	7.56	41,550
	2002	7.56	5.48	69,415
	2003	5.48	7.04	96,641
	2004	7.04	7.26	97,500
	2005	7.26	7.45	85,625
	2006	7.45	8.09	92,040
	2007	8.09	9.08	87,937
	2008	9.08	5.41	67,061
	2009	5.41	7.32	42,224

Overseas Fund	2003	10.00	11.33	89
	2004	11.33	13.39	3,241
	2005	13.39	17.41	16,039
	2006	17.41	24.84	36,612
	2007	24.84	30.92	49,647
	2008	30.92	15.55	45,111
	2009	15.55	26.05	17,308

33

Form V-4827

	Year Ended	Unit Value at	Unit Value at	Number of Units
	December 31	Beginning of Year	End of Year	at End of Year

Worldwide Fund	2000	$13.21	$11.13	46,591
	2001	11.13	8.66	52,002
	2002	8.66	6.33	61,168
	2003	6.33	7.67	82,882
	2004	7.67	7.92	80,973
	2005	7.92	8.29	65,860
	2006	8.29	9.57	57,039
	2007	9.57	10.28	48,042
	2008	10.28	5.61	39,451
	2009	5.61	8.20	21,605

Balanced Fund	2000	11.01	10.63	36,533
	2001	10.63	9.98	44,094
	2002	9.98	9.20	73,680
	2003	9.20	10.35	105,520
	2004	10.35	11.07	115,525
	2005	11.07	11.76	96,811
	2006	11.76	12.81	91,807
	2007	12.81	13.89	97,075
	2008	13.89	11.67	77,570
	2009	11.67	14.18	44,290

Janus Aspen Series (Service Shares):

Janus Portfolio	2009	10.00	12.87	1,324

Overseas Portfolio	2009	10.00	14.27	37,480

Worldwide Portfolio	2009	10.00	13.36	5,411

Balanced Portfolio	2009	10.00	12.02	17,774

J.P.Morgan Insurance Trust (Class I) (successor to J.P. Morgan Series Trust II):

J.P.Morgan Insurance Trust Small Cap Core Portfolio (successor to JPMorgan Small Company Portfolio)	2002	10.00	8.64	2,034
	2003	8.64	11.59	2,063
	2004	11.59	14.55	9,281
	2005	14.55	14.84	13,089
	2006	14.84	16.85	12,806
	2007	16.85	15.68	12,477
	2008	15.68	10.52	13,511
	2009	10.52	12.72	11,652

34

Form V-4827

	Year Ended	Unit Value at	Unit Value at	Number of Units
	December 31	Beginning of Year	End of Year	at End of Year

J.P.Morgan Insurance Trust Mid Cap Value Portfolio (successor to JPMorgan Mid Cap Value Portfolio)	2002	$10.00	$10.90	6,324
	2003	10.90	13.94	14,655
	2004	13.94	16.65	16,390
	2005	16.65	17.94	19,495
	2006	17.94	20.68	23,825
	2007	20.68	20.91	24,387
	2008	20.91	13.78	21,965
	2009	13.78	17.21	23,710

Lazard Retirement Series, Inc. (Service Shares):

Lazard Retirement U.S. Small-Mid Cap Equity Portfolio	2000	10.53	12.58	709
	2001	12.58	14.73	8,224
	2002	14.73	11.96	22,276
	2003	11.96	16.19	30,489
	2004	16.19	18.36	36,028
	2005	18.36	18.84	37,087
	2006	18.84	21.57	39,689
	2007	21.57	19.75	38,395
	2008	19.75	12.38	29,625
	2009	12.38	18.65	30,778

Lazard Retirement Emerging Markets Equity Portfolio	2000	10.00	8.88	461
	2001	8.88	8.31	711
	2002	8.31	8.08	7,972
	2003	8.08	12.19	15,617
	2004	12.19	15.71	21,433
	2005	15.71	21.82	37,299
	2006	21.82	27.98	48,160
	2007	27.98	36.80	48,511
	2008	36.80	18.62	44,234
	2009	18.62	31.20	32,506

Lazard Retirement International Equity Portfolio	2005	10.00	11.43	1,105
	2006	11.43	13.82	3,156
	2007	13.82	15.10	2,813
	2008	15.10	9.39	2,224
	2009	9.39	11.25	4,931

Lazard Retirement U.S. Strategic Equity Portfolio	2005	10.00	10.59	53
	2006	10.59	12.28	480
	2007	12.28	12.00	935
	2008	12.00	7.66	2,375
	2009	7.66	9.59	2,436

35

Form V-4827

	Year Ended	Unit Value at	Unit Value at	Number of Units
	December 31	Beginning of Year	End of Year	at End of Year

Legg Mason Partners Variable Equity Trust (Class I Shares):

Legg Mason ClearBridge Variable Fundamental Value Portfolio	2005	$10.00	$10.94	11
	2006	10.94	12.75	98
	2007	12.75	12.73	1,495
	2008	12.73	7.96	232
	2009	7.96	10.16	255

Legg Mason ClearBridge Variable Investors Portfolio	2006	10.00	12.84	91
	2007	12.84	13.16	1,957
	2008	13.16	8.36	1,653
	2009	8.36	10.27	2,870

Legg Mason ClearBridge Variable Equity Income Builder Portfolio	2009	6.42	7.78	0

MFS® Variable Insurance Trust (Service Class):

MFS® New Discovery Series	2002	10.00	7.77	917
	2003	7.77	10.23	3,542
	2004	10.23	10.72	8,114
	2005	10.72	11.11	6,632
	2006	11.11	12.39	5,837
	2007	12.39	12.49	7,978
	2008	12.49	7.45	4,957
	2009	7.45	11.98	6,030

MFS® Investors Growth Stock Series	2002	10.00	7.64	628
	2003	7.64	9.24	9,461
	2004	9.24	9.94	20,339
	2005	9.94	10.22	20,164
	2006	10.22	10.82	19,841
	2007	10.82	11.85	20,701
	2008	11.85	7.37	19,182
	2009	7.37	10.11	20,268

MFS® Mid Cap Growth Series	2002	10.00	6.19	1,124
	2003	6.19	8.35	6,156
	2004	8.35	9.42	10,292
	2005	9.42	9.56	10,191
	2006	9.56	9.65	10,524
	2007	9.65	10.43	10,895
	2008	10.43	4.98	11,759
	2009	4.98	6.94	10,228

36

Form V-4827

	Year Ended	Unit Value at	Unit Value at	Number of Units
	December 31	Beginning of Year	End of Year	at End of Year

MFS® Total Return Series	2001	$10.00	$10.25	158
	2002	10.25	9.58	8,704
	2003	9.58	10.96	29,795
	2004	10.96	12.01	57,107
	2005	12.01	12.16	65,628
	2006	12.16	13.39	62,425
	2007	13.39	13.73	54,670
	2008	13.73	10.52	42,280
	2009	10.52	12.22	39,946

Neuberger Berman Advisers Management Trust (S Class Shares)

AMT Regency Portfolio	2008	10.00	5.43	133
	2009	5.43	7.83	1,141

PIMCO Variable Insurance Trust (Administrative Share Class):

Real Return Portfolio	2003	10.00	11.14	11,067
	2004	11.14	11.97	32,593
	2005	11.97	12.06	47,758
	2006	12.06	11.99	59,675
	2007	11.99	13.09	65,956
	2008	13.09	12.00	57,163
	2009	12.00	14.02	64,201

Total Return Portfolio	2003	10.00	10.65	7,426
	2004	10.65	11.02	13,908
	2005	11.02	11.14	18,774
	2006	11.14	11.41	26,369
	2007	11.41	12.25	38,871
	2008	12.25	12.67	38,149
	2009	12.67	14.25	59,337

Global Bond Portfolio (Unhedged)	2003	10.00	11.80	11,268
	2004	11.80	12.88	15,730
	2005	12.88	11.86	10,253
	2006	11.86	12.25	10,866
	2007	12.25	13.26	14,121
	2008	13.26	12.98	28,902
	2009	12.98	14.96	36,495

CommodityRealReturn® Strategy Portfolio	2009	10.00	9.96	0

The Prudential Series Fund, Inc. (Class II Shares):

Jennison Portfolio	2003	10.00	10.79	2
	2004	10.79	11.62	5
	2005	11.62	13.07	647
	2006	13.07	13.08	1,580
	2007	13.08	14.40	2,512
	2008	14.40	8.87	2,992
	2009	8.87	12.48	2,877

37

Form V-4827

	Year Ended	Unit Value at	Unit Value at	Number of Units
	December 31	Beginning of Year	End of Year	at End of Year

Jennison 20/20 Focus Portfolio	2003	$10.00	$11.02	5
	2004	11.02	12.54	1,441
	2005	12.54	15.00	2,599
	2006	15.00	16.82	9,871
	2007	16.82	18.27	21,812
	2008	18.27	10.93	29,464
	2009	10.93	16.97	29,218

Royce Capital Fund (Investment Class Shares):

Small Cap Portfolio	2003	10.00	13.96	5,319
	2004	13.96	17.21	20,713
	2005	17.21	18.44	38,922
	2006	18.44	21.02	51,615
	2007	21.02	20.30	53,523
	2008	20.30	14.58	52,198
	2009	14.58	19.45	51,043

Micro-Cap Portfolio	2003	10.00	14.69	2,557
	2004	14.69	16.50	18,662
	2005	16.50	18.17	15,176
	2006	18.17	21.70	18,221
	2007	21.70	22.26	22,078
	2008	22.26	12.46	23,912
	2009	12.46	19.43	22,688

The Universal Institutional Funds, Inc. (Class II)

UIF International Growth Equity Portfolio	2008	10.00	5.05	76
	2009	5.05	6.81	819

UIF Capital Growth Portfolio	2008	10.00	5.11	71
	2009	5.11	8.33	443

The Universal Institutional Funds, Inc. (Class I):

UIF U.S. Real Estate Portfolio	2000	10.00	12.94	233
	2001	12.94	14.02	838
	2002	14.02	13.72	1,125
	2003	13.72	18.62	2,019
	2004	18.62	25.06	11,818
	2005	25.06	28.94	18,414
	2006	28.94	39.42	27,066
	2007	39.42	32.26	25,998
	2008	32.26	19.76	26,438
	2009	19.76	25.03	17,574

38

Form V-4827

	Year Ended	Unit Value at	Unit Value at	Number of Units
	December 31	Beginning of Year	End of Year	at End of Year

UIF Core Plus Fixed Income	2003	$10.00	$10.06	113
	2004	10.06	10.36	222
	2005	10.36	10.65	3,455
	2006	10.65	10.91	3,744
	2007	10.91	11.35	2,509
	2008	11.35	10.05	4,714
	2009	10.05	10.88	3,158

Wells Fargo Advantage FundsSM Variable Trust

VT Discovery Fund	2000	12.91	10.85	12,585
	2001	10.85	7.41	15,952
	2002	7.41	4.57	19,814
	2003	4.57	6.05	30,930
	2004	6.05	7.11	37,974
	2005	7.11	7.69	26,623
	2006	7.69	8.70	27,206
	2007	8.70	10.50	10,237
	2008	10.50	5.76	5,706
	2009	5.76	7.98	3,462

VT Opportunity Fund	2000	10.00	11.73	4,565
	2001	11.73	11.15	5,945
	2002	11.15	8.05	19,817
	2003	8.05	10.88	25,178
	2004	10.88	12.69	21,788
	2005	12.69	13.51	22,078
	2006	13.51	14.96	19,785
	2007	14.96	15.74	2,297
	2008	15.74	9.30	1,321
	2009	9.30	13.56	1,105

VT Small/Mid Cap Value Fund	2000	10.00	10.94	182
	2001	10.94	11.24	18
	2002	11.24	8.52	232
	2003	8.52	11.63	342
	2004	11.63	13.40	410
	2005	13.40	15.41	0
	2006	15.41	17.59	29
	2007	17.59	17.23	29
	2008	17.23	9.43	29
	2009	9.43	14.90	0

39

Form V-4827

Statement of Additional Information Contents

Independent Registered Public Accounting Firm
Underwriter
Calculation of Money Market Yield
Total Return
Financial Statements

1940 Act File Number 811-8642

1933 Act File Number 33-81784

40

Form V-4827

Ohio National Variable Account D
of
The Ohio National Life Insurance Company
One Financial Way
Montgomery, Ohio 45242
Telephone 800-366-6654
Statement of Additional Information
May 1, 2010
This Statement of Additional Information is not a prospectus. Read it along with the prospectus for Ohio National Variable Account D (“VAD”) group variable annuity contracts dated May 1, 2010. To get a free copy of the VAD prospectus, write or call us at the above address.

Independent Registered Public Accounting Firm	2
Underwriter	2
Calculation of Money Market Yield	3
Total Return	3
Financial Statements
Group Retirement Advantage

Independent Registered Public Accounting Firm
The financial statements of Ohio National Variable Account D and the consolidated financial statements and schedules of The Ohio National Life Insurance Company and subsidiaries for the periods indicated have been included herein in reliance upon the reports of KPMG LLP, independent registered public accounting firm, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing. The report of KPMG LLP covering the December 31, 2009 consolidated financial statements and schedules of The Ohio National Life Insurance Company and subsidiaries refers to a change in the method of evaluating other-than-temporary impairments of fixed maturity securities due to the adoption of new accounting requirements issued by the FASB, as of January 1, 2009. KPMG LLP is located at 191 West Nationwide Boulevard, Columbus, Ohio 43215.
Underwriter
We offer the contracts continuously. The principal underwriter of the contracts is Ohio National Equities, Inc. (“ONEQ”), a wholly-owned subsidiary of ours. The aggregate amount of commissions paid to ONEQ with respect to contracts issued by VAD, and the amounts retained by ONEQ, for each of the last three years have been:

	Aggregate	Retained
Year	Commissions	Commissions
2009	$144,311.06	None
2008	$180,848	None
2007	$199,556	None

2

Calculation of Money Market Yield
The annualized current yield of the Money Market subaccount is calculated by determining the net change, exclusive of capital changes and income other than investment income, in the value of a hypothetical pre-existing account having a balance of one Money Market accumulation unit at the beginning of the seven-day period, subtracting a hypothetical charge reflecting deductions from the contract, and dividing the difference by the beginning value to obtain the seven-day return, and multiplying the difference by 365/7 (or 366/7 during a leap year). The result is rounded to the nearest hundredth of one percent.
Total Return
The average annual compounded rate of return for a contract for each subaccount over a given period is found by equating the initial amount invested to the ending redeemable value using the following formula:

P(1 + T)(exponent n) = ERV

where:	P = a hypothetical initial payment of $1,000,
T = the average annual total return,
n = the number of years, and
ERV = the ending redeemable value of a hypothetical $1,000 beginning-of-period payment at the end of the period (or fractional portion thereof).
We will up-date standardized total return data based upon Fund performance in the subaccounts within 30 days after each calendar quarter.
In addition, we may present non-standardized total return data, using the above formula but based upon Fund performance before the date we first offered this series of contracts (January 25, 1995). This will be presented as if the same charges and deductions applying to these contracts had been in effect from the inception of each Fund. The returns assume surrender of the contract and deduction of the applicable withdrawal charge at the ends of the periods shown.

3

THE OHIO NATIONAL LIFE INSURANCE COMPANY
AND SUBSIDIARIES
(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)
Consolidated Financial Statements
December 31, 2009 and 2008
(With Report of Independent Registered Public Accounting Firm Thereon)

Report of Independent Registered Public Accounting Firm
The Board of Directors and Stockholder
The Ohio National Life Insurance Company:
We have audited the accompanying consolidated balance sheets of The Ohio National Life Insurance Company (a wholly owned subsidiary of Ohio National Financial Services, Inc.) and subsidiaries (collectively, the Company) as of December 31, 2009 and 2008, and the related consolidated statements of income, changes in equity, and cash flows for each of the years in the three-year period ended December 31, 2009. In connection with our audits of the consolidated financial statements, we have also audited financial statement schedules I, III, IV, and V. These consolidated financial statements and financial statement schedules are the responsibility of the Company’s management. Our responsibility is to express an opinion on these consolidated financial statements and financial statement schedules based on our audits.
We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of The Ohio National Life Insurance Company and subsidiaries as of December 31, 2009 and 2008, and the results of its operations and its cash flows for each of the years in the three-year period ended December 31, 2009, in conformity with U.S. generally accepted accounting principles. Also, in our opinion, the related financial statement schedules, when considered in relation to the basic consolidated financial statements taken as a whole, present fairly, in all material respects, the information set forth therein.
As discussed in note 2 to the consolidated financial statements, the Company changed its method of evaluating other-than-temporary impairments of fixed maturity securities due to the adoption of new accounting requirements issued by the FASB, as of January 1, 2009.
/s/ KPMG LLP
Columbus, Ohio
April 29, 2010

THE OHIO NATIONAL LIFE INSURANCE COMPANY
AND SUBSIDIARIES
(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)
Consolidated Balance Sheets
December 31, 2009 and 2008
(Dollars in thousands, except share amounts)

	2009	2008
Assets
Investments:
Securities available-for-sale, at fair value:
Fixed maturity	$5,433,640	4,785,062
Equity securities	30,102	28,903
Fixed maturity held-to-maturity securities, at amortized cost	718,483	735,134
Trading securities, at fair value:
Fixed maturity	13,403	2,850
Equity securities	6,320	4,972
Mortgage loans on real estate, net	1,265,962	1,359,015
Real estate, net	3,665	4,299
Policy loans	299,529	266,630
Other long-term investments	14,720	17,926
Short-term investments	594,793	264,554

Total investments	8,380,617	7,469,345

Cash	180,878	266,402
Accrued investment income	82,910	87,247
Deferred policy acquisition costs	1,242,640	1,201,525
Reinsurance recoverable	1,289,559	1,545,773
Other assets	96,578	75,483
Goodwill and intangible assets	755	755
Federal income tax recoverable	—	42,178
Assets held in separate accounts	9,490,858	5,672,490

Total assets	$20,764,795	16,361,198

Liabilities and Equity
Future policy benefits and claims	$9,295,560	9,078,030
Policyholders’ dividend accumulations	50,003	51,231
Other policyholder funds	39,868	12,260
Notes payable (net of unamortized discount of $606 in 2009 and $642 in 2008)	105,394	105,358
Federal income taxes:
Current	325	—
Deferred	101,329	4,577
Other liabilities	174,615	197,281
Liabilities related to separate accounts	9,490,858	5,672,490

Total liabilities	19,257,952	15,121,227

Commitments and contingencies

Equity:

Stockholder’s equity:
Class A common stock, $1 par value. Authorized, issued, and outstanding 10,000,000 shares	10,000	10,000
Additional paid-in capital	187,273	187,273
Accumulated other comprehensive loss	(21,164)	(272,847)
Retained earnings	1,326,202	1,311,627

Total stockholder’s equity	1,502,311	1,236,053
Non-controlling interest	4,532	3,918

Total equity	1,506,843	1,239,971

Total liabilities and equity	$20,764,795	16,361,198

     See accompanying notes to consolidated financial statements.

THE OHIO NATIONAL LIFE INSURANCE COMPANY
AND SUBSIDIARIES
(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)
Consolidated Statements of Income
Years ended December 31, 2009, 2008 and 2007
(Dollars in thousands)

	2009	2008	2007
Revenues:
Traditional life insurance premiums	$254,047	239,833	235,121
Annuity premiums and charges	125,972	118,131	98,264
Universal life policy charges	117,977	112,663	100,204
Accident and health insurance premiums	19,375	19,830	19,924
Investment management fees	5,825	7,688	9,270
Change in value of trading securities	2,434	(3,625)	422
Net investment income	492,399	514,608	524,829
Net realized (losses) gains:
Investment (losses) gains:
Total other-than-temporary impairment losses on securities	(86,270)	(144,938)	(9,142)
Portion of impairment losses recognized in other comprehensive income	46,986	—	—

Net other-than-temporary impairment losses on securities recognized in earnings	(39,284)	(144,938)	(9,142)
Realized (losses) gains, excluding other- than-temporary impairment losses on securities	(6,734)	13,415	4,703

Total investment losses	(46,018)	(131,523)	(4,439)
Derivative instruments	(39,075)	—	—
Other income	48,905	53,311	56,874

	981,841	930,916	1,040,469

Benefits and expenses:
Benefits and claims	707,165	314,265	544,296
Provision for policyholders’ dividends on participating policies	37,897	40,720	35,023
Amortization of deferred policy acquisition costs, excluding impact of realized losses	36,913	222,168	105,551
Amortization of deferred policy acquisition costs due to realized losses	(6,082)	(11,373)	(678)
Other operating costs and expenses	155,368	156,195	152,680

	931,261	721,975	836,872

Income before income taxes	50,580	208,941	203,597

Income taxes:
Current expense (benefit)	58,368	(10,582)	49,784
Deferred (benefit) expense	(54,290)	80,681	15,916

	4,078	70,099	65,700

Net income	46,502	138,842	137,897
Less: net income (loss) attributable to the non-controlling interest	292	(219)	(323)

Net income attributable to ONLIC	$46,210	139,061	138,220

See accompanying notes to consolidated financial statements.

THE OHIO NATIONAL LIFE INSURANCE COMPANY
AND SUBSIDIARIES
(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)
Consolidated Statements of Changes in Equity
Years ended December 31, 2009, 2008 and 2007
(Dollars in thousands)

			Accumulated
	Class A	Additional	other		Total	Non-
	common	paid-in	comprehensive	Retained	stockholder’s	controlling	Total
	stock	capital	(loss) income	earnings	equity	interest	equity
Balance, December 31, 2006	$10,000	162,939	55,872	1,145,346	1,374,157	10,760	1,384,917
Dividends to stockholder	—	—	—	(49,000)	(49,000)	—	(49,000)
Change in non-controlling interest ownership	—	—	—	—	—	(5,727)	(5,727)
Comprehensive income (loss):
Net income (loss)	—	—	—	138,220	138,220	(323)	137,897
Other comprehensive loss	—	—	(35,973)	—	(35,973)	(51)	(36,024)

Total comprehensive income (loss)					102,247	(374)	101,873
ASC 715-20 pension adjustment, net of federal income tax of $1,001	—	—	(1,860)	—	(1,860)	—	(1,860)

Balance, December 31, 2007	10,000	162,939	18,039	1,234,566	1,425,544	4,659	1,430,203
Capital contribution from parent	—	24,334	—	—	24,334	—	24,334
Dividends to stockholder	—	—	—	(62,000)	(62,000)	—	(62,000)
Change in non-controlling interest ownership	—	—	—	—	—	(337)	(337)
Comprehensive loss:
Net income (loss)	—	—	—	139,061	139,061	(219)	138,842
Other comprehensive loss	—	—	(290,886)	—	(290,886)	(185)	(291,071)

Total comprehensive loss					(151,825)	(404)	(152,229)

Balance, December 31, 2008	10,000	187,273	(272,847)	1,311,627	1,236,053	3,918	1,239,971
Cumulative effect of change in accounting principle, net of taxes	—	—	(3,365)	3,365	—	—	—
Dividends to stockholder	—	—	—	(35,000)	(35,000)	—	(35,000)
Comprehensive income:
Net income	—	—	—	46,210	46,210	292	46,502
Other comprehensive income	—	—	255,048	—	255,048	322	255,370

Total comprehensive income					301,258	614	301,872

Balance, December 31, 2009	$10,000	187,273	(21,164)	1,326,202	1,502,311	4,532	1,506,843

See accompanying notes to consolidated financial statements.

THE OHIO NATIONAL LIFE INSURANCE COMPANY
AND SUBSIDIARIES
(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)
Consolidated Statements of Cash Flows
Years ended December 31, 2009, 2008 and 2007
(Dollars in thousands)

	2009	2008	2007
Cash flows from operating activities:
Net income attributable to ONLIC	$46,210	139,061	138,220
Adjustments to reconcile net income to net cash provided by operating activities:
Proceeds from sales/maturities of fixed maturity trading securities	882	2,517	124
Proceeds from sales of equity securities trading securities	407	—	—
Cost of fixed maturity trading securities acquired	(10,716)	(997)	—
Cost of equity securities trading securities acquired	—	—	(6,315)
Interest credited to policyholder account values	282,652	271,313	279,170
Universal life and investment-type product policy fees	(162,620)	(146,617)	(120,178)
Capitalization of deferred policy acquisition costs	(247,557)	(221,041)	(229,141)
Amortization of deferred policy acquisition costs	30,831	210,795	104,873
Amortization and depreciation	(4,939)	3,214	2,389
Net realized losses on investments and derivative instruments	85,093	131,523	4,439
Change in value of trading securities	(2,434)	3,625	(422)
Deferred federal income tax (benefit) expense	(54,290)	80,681	15,916
Decrease in accrued investment income	4,337	1,925	3,306
Decrease (increase) in other assets	133,716	(375,799)	(45,697)
Increase in policyholder liabilities	102,092	288,677	173,537
Increase (decrease) in policyholders’ dividend accumulations and other funds	1,130	(28,745)	(3,814)
Increase (decrease) in federal income tax payable	42,503	(43,261)	(3,890)
(Decrease) increase in other liabilities	(21,701)	22,560	14,108
Other, net	(78)	12,855	(4,639)

Net cash provided by operating activities	225,518	352,286	321,986

Cash flows from investing activities:
Proceeds from maturity of fixed maturity available-for-sale securities	72,819	60,110	32,406
Proceeds from sale of fixed maturity available-for-sale securities	633,056	546,386	491,620
Proceeds from sale of available-for-sale equity securities	204	—	11,214
Proceeds from maturity of fixed maturity held-to-maturity securities	149,893	69,701	80,694
Proceeds from repayment of mortgage loans on real estate	117,364	129,576	156,797
Proceeds from sale of real estate	615	347	855
Cost of fixed maturity available-for-sale securities acquired	(778,821)	(498,341)	(297,027)
Cost of available-for-sale equity securities acquired	(570)	(9,136)	(5,743)
Cost of fixed maturity held-to-maturity securities acquired	(139,335)	(133,027)	(103,994)
Cost of mortgage loans on real estate acquired	(25,369)	(186,019)	(188,115)
Cost of real estate acquired	(175)	(562)	(855)
Derivative payments	(32,779)	—	—
Change in payables for securities lending collateral, net	—	(868,348)	(267,074)
Net increase in short-term investments	(330,239)	(264,554)	—
Change in policy loans, net	(32,899)	(23,948)	(25,979)
Change in other invested assets, net	(481)	2,064	13,507

Net cash used in investing activities	(366,717)	(1,175,751)	(101,694)

Cash flows from financing activities:
Universal life and investment product account deposits	3,095,687	2,786,556	2,803,028
Universal life and investment product account withdrawals	(3,005,012)	(2,525,518)	(3,258,626)
Capital contribution from parent	—	10,000	—
Dividends paid to parent	(35,000)	(69,000)	(42,000)

Net cash provided by (used in) financing activities	55,675	202,038	(497,598)

Net decrease in cash and cash equivalents	(85,524)	(621,427)	(277,306)
Cash and cash equivalents, beginning of year	266,402	887,829	1,165,135

Cash and cash equivalents, end of year	$180,878	266,402	887,829

Supplemental disclosures:
Income taxes paid	$15,000	31,089	52,069
Interest paid on notes payable	8,348	8,348	8,261
Noncash capital contribution from parent in the form of other long-term investments	—	14,334	—
See accompanying notes to consolidated financial statements.

THE OHIO NATIONAL LIFE INSURANCE COMPANY
AND SUBSIDIARIES
(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)
Notes to Consolidated Financial Statements
December 31, 2009, 2008 and 2007
(Dollars in thousands)
(1)	Organization, Consolidation Policy, and Business Description
The Ohio National Life Insurance Company (ONLIC) is a stock life insurance company. Ohio National Life Assurance Corporation (ONLAC) is a wholly owned stock life insurance subsidiary included in the consolidated financial statements. ONLIC also owns approximately 80.5% of National Security Life and Annuity Company (NSLAC). Security Mutual Life Insurance Company of New York (SML) owns the remaining interest of NSLAC. NSLAC was previously owned by SMON Holdings, Inc. (SMON) and ONLIC owned a 51% interest in SMON with the remainder owned by SML. On February 17, 2007, the board of directors and stockholders (ONLIC and SML) of SMON authorized the dissolution of SMON and the transfer of NSLAC’s shares to the former stockholders of SMON in proportion to the stockholders’ interest in SMON at the time of SMON’s dissolution. On March 30, 2007, ONLIC and SML entered into a stock purchase agreement for ONLIC to purchase an additional 2,927 shares of NSLAC from SML for $6,000, thereby increasing ONLIC’s holdings in NSLAC to approximately 80.5% and decreasing SML’s holdings to approximately 19.5%. Effective December 19, 2008, Montgomery Re, Inc. (MONT) was formed as a special purpose financial captive life insurance company. All outstanding shares of MONT’s common stock are wholly owned by ONLIC.

ONLIC and its subsidiaries are collectively referred to as the “Company”. All significant intercompany accounts and transactions have been eliminated in consolidation.

Certain items in the condensed consolidated financial statements and related notes have been reclassified to conform to the current presentation.

On February 12, 1998, ONLIC’s Board of Directors approved a plan of reorganization (Reorganization) for the Company under the provision of Sections 3913.25 to 3913.38 of the Ohio Revised Code relating to mutual insurance holding companies. The Reorganization was approved by the Company’s policyholders and by the Ohio Department of Insurance (Department) and became effective on August 1, 1998 (Effective Date). As part of the Reorganization (see note 2(n)), ONLIC became a stock company 100% owned by ONFS. ONFS is 100% owned by Ohio National Mutual Holdings, Inc. (ONMH), an Ohio mutual holding company.

ONLIC and ONLAC are life and health insurers licensed in 47 states, the District of Columbia and Puerto Rico. ONLIC and ONLAC offer a full range of life, health, and annuity products through independent agents and other distribution channels and are subject to competition from other insurers throughout the United States. NSLAC is licensed in 17 states and the District of Columbia and markets a portfolio of variable annuity products. ONLIC, ONLAC and NSLAC are subject to regulation by the insurance departments of states in which it is licensed and undergoes periodic examinations by those departments.

The following is a description of the most significant risks facing life and health insurers:
Legal/Regulatory Risk is the risk that changes in the legal or regulatory environment in which an insurer operates will create additional expenses not anticipated by the insurer in pricing its products. That is, regulatory initiatives designed to protect or benefit policyholders that reduce insurer profits,

THE OHIO NATIONAL LIFE INSURANCE COMPANY
AND SUBSIDIARIES
(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)
Notes to Consolidated Financial Statements
December 31, 2009, 2008 and 2007
(Dollars in thousands)
new legal theories or insurance company insolvencies (through guaranty fund assessments) may create costs for the insurer beyond those recorded in the consolidated financial statements.

Credit Risk is the risk that issuers of securities owned by the Company or mortgagors on mortgage loans on real estate owned by the Company will default or that other parties, including reinsurers, which owe the Company money, will not pay.

Interest Rate Risk is the risk that interest rates will change and cause a decrease in the value of an insurer’s investments. This change in rates may cause certain interest-sensitive products to become uncompetitive or may cause disintermediation. To the extent that liabilities come due more quickly than assets mature, an insurer would have to borrow funds or sell assets prior to maturity and potentially recognize a gain or loss.

Concentration Risk is the risk that arises from the Company’s reliance upon certain key business relationships. As a result of significant fixed annuity sales, two types of concentration risk have arisen. First, the distribution of these products is highly concentrated among a few key institutional producers. The Company’s largest distributor of fixed annuities contributed approximately 25% of total fixed annuity deposits in 2009 and approximately 42% of total fixed annuity deposits in 2008.

Based on policyholder account balances, the Company’s largest distributor accounted for approximately 32% and 38% of total fixed annuity reserves as of December 31, 2009 and 2008, respectively. It is possible that a change in the Company’s relationship with this distributor could result in the loss of existing business and a large outflow of the Company’s general account assets along with the subsequent loss of the investment spread earned on those assets.

Reinsurance Risk is the risk that the Company will experience a decline in the availability of financially stable reinsurers for its ongoing business needs. The Company has entered into reinsurance contracts to cede a portion of its general account life, annuity and health business. Total amounts recoverable under these reinsurance contracts include ceded reserves, paid and unpaid claims, and certain other amounts, which totaled $1,289,559 and $1,545,773 as of December 31, 2009 and 2008, respectively. The ceding of risk does not discharge the Company, as the original insurer, from its primary obligation to the contract holder. Under the terms of the annuity coinsurance contracts, trusts have been established as collateral for the recoveries. The trust assets are invested in investment grade securities, the treaty value of which must at all times be greater than or equal to 103% of the reinsured reserves, as outlined in each of the underlying treaties. Generally, treaty value is defined as amortized cost. However, for any bond that falls below investment grade, treaty value is defined as fair value.

Equity Market Risk is the risk of loss due to declines in the equity markets that the Company participates in. The Company’s primary equity risk relates to the Company’s individual variable annuity contracts which offer guaranteed riders. There are four main types of benefits: guaranteed minimum death benefit (GMDB), guaranteed minimum income benefit (GMIB), guaranteed minimum account benefit (GMAB) and guaranteed minimum withdrawal benefit (GMWB). The

THE OHIO NATIONAL LIFE INSURANCE COMPANY
AND SUBSIDIARIES
(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)
Notes to Consolidated Financial Statements
December 31, 2009, 2008 and 2007
(Dollars in thousands)
GMDB generally provides a benefit if the annuitant dies and the contract value is less than a specified amount. The specified amount may be based on the premiums paid, a contract value on a specified anniversary date or premiums paid increased by an annual interest rate factor, all of which are adjusted for amounts withdrawn. A decline in the stock market causing the contract value to fall below this specified amount, which varies from contract to contract, will increase the net amount at risk (the GMDB in excess of the contract value), which could result in additional GMDB claims. The GMIB provides a benefit if the annuitant elects to receive an annuitization benefit after a ten year window from rider issue. The annuitization base is equal to premiums less withdrawals rolled up at 6% annually (5% for the version first issued in May 2009). The GMAB provides a benefit of return of premium (less withdrawals) at the end of ten years. The GMWB is similar to the GMAB except the policyholder is allowed to make periodic withdrawals instead of waiting for the benefit in a lump sum at the end of ten years. We will refer to the total of these four classes as the G reserves. See note (2)(f) for additional information on G reserves.
(2)	Summary of Significant Accounting Policies
The significant accounting policies followed by the Company that materially affect financial reporting are summarized below. The accompanying consolidated financial statements have been prepared in accordance with generally accepted accounting principles in the United States of America (GAAP), which differ from statutory accounting practices prescribed or permitted by regulatory authorities (see note 3).
(a)	Valuation of Investments, Related Gains and Losses, and Investment Income
Fixed maturity securities are classified as held-to-maturity when the Company has the positive intent and ability to hold the securities to maturity and are stated at amortized cost. Fixed maturity securities classified as trading are stated at fair value, with the changes in fair value recorded in the accompanying consolidated statements of income. Fixed maturity and equity securities classified as available-for-sale are stated at fair value, with the unrealized gains and losses, net of adjustments to deferred policy acquisition costs, future policy benefits and claims and deferred federal income tax, reported as a separate component of accumulated other comprehensive income in stockholder’s equity. The adjustment to deferred policy acquisition costs represents the change in amortization of deferred policy acquisition costs that would have been required as a charge or credit to operations had such unrealized amounts been realized and allocated to the product lines. The adjustment to future policy benefits and claims represents the increase in policy reserves from using a discount rate that would have been required had such unrealized gains been realized and the proceeds reinvested at then current market interest rates, which were lower than the current existing effective portfolio rate.

The fair value of fixed maturity and equity securities is generally obtained from independent pricing services based on market quotations. For fixed maturity securities not priced by independent services (generally private placement securities and securities that do not trade regularly), an internally developed pricing model or “internal pricing matrix” is most often used. The internal pricing matrix is developed by obtaining spreads for private placements and corporate securities with varying

THE OHIO NATIONAL LIFE INSURANCE COMPANY
AND SUBSIDIARIES
(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)
Notes to Consolidated Financial Statements
December 31, 2009, 2008 and 2007
(Dollars in thousands)
weighted average lives and bond ratings. The weighted average life and bond rating of a particular fixed maturity security to be priced using the internal matrix are important inputs into the model and are used to determine a corresponding spread that is added to the appropriate U.S. Treasury yield to create an estimated market yield for that bond. The estimated market yield and other relevant factors are then used to estimate the fair value of the particular fixed maturity security. Additionally, for valuing certain fixed maturity securities with complex cash flows such as certain mortgage-backed and asset-backed securities, management determines the fair value using other modeling techniques, primarily commercial software applications utilized in valuing complex securitized investments with variable cash flows. As of December 31, 2009, 77.4% of the fair values of fixed maturity securities were obtained from independent pricing services, 22.1% from the Company’s pricing matrices and 0.5% from other sources.

The mutual fund shares that comprise Separate Account seed money are classified as general account trading securities and stated at fair value, with the changes in fair value recorded in the accompanying consolidated statements of income.

Fixed maturity securities related to the Company’s funds withheld reinsurance arrangements are classified as trading and are stated at fair value, with the changes in fair value recorded in the accompanying consolidated statements of income.

Mortgage loans on real estate are carried at the unpaid principal balance less valuation allowances. The Company provides valuation allowances for impairments of these mortgage loans based on a review by portfolio managers. These mortgage loans are considered impaired when, based on current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. When management determines that a loan is impaired, a provision for loss is established equal to the difference between the carrying value and the present value of expected future cash flows discounted at the loan’s effective interest rate or, at the fair value of the collateral less estimated costs to sell, if the loan is collateral dependent. In addition to the valuation allowance on specific loans, the Company maintains an unallocated allowance for probable losses inherent in the loan portfolio as of the balance sheet date, but not yet specifically identified by loan. Changes in the valuation allowances are recorded in net realized gains and losses. Loans in foreclosure and loans considered to be impaired as of the balance sheet date are placed on nonaccrual status. Interest received on nonaccrual status mortgage loans are included in net investment income in the period received.

The unallocated valuation allowance account for these loans is maintained at a level believed adequate by management and reflects management’s best estimate of probable credit losses, including losses incurred at the balance sheet date but not yet identified by specific loan. Management’s periodic evaluation of the adequacy of the allowance for mortgage loan losses is based on past loan loss experience, known and inherent risks in the portfolio, adverse situations that may affect the borrower’s ability to repay, the estimated value of the underlying collateral, composition of the loan portfolio, current economic conditions and other relevant factors.

THE OHIO NATIONAL LIFE INSURANCE COMPANY
AND SUBSIDIARIES
(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)
Notes to Consolidated Financial Statements
December 31, 2009, 2008 and 2007
(Dollars in thousands)
Policy loans are stated at unpaid principal balances. Interest income on such loans is recorded as earned using the contractually agreed upon interest rate. Generally, interest is capitalized on the policy’s anniversary date.

Real estate held for company use is carried at cost less accumulated depreciation and valuation allowances.

Venture capital partnerships are carried on the equity basis and are included under other long-term investments on the balance sheet.

Management regularly reviews its fixed maturity and equity securities portfolios to evaluate the necessity of recording impairment losses for other-than-temporary declines in fair value of investments. For those fixed maturity securities where fair value is 50% or less of amortized cost for one month or 80% of amortized cost for six consecutive months or more, additional analysis is prepared which focuses on each issuer’s ability to service its debts and the length of time and extent the security has been valued below cost. This process provides for an assessment of the credit quality or future cash flows of each investment in the securities portfolio.

For those securities identified above, the Company considers additional relevant facts and circumstances in evaluating whether the impairment of a security is other-than-temporarily impaired (OTI). Examples of the relevant facts and circumstances that may be considered include: (1) the current fair value of the security as compared to cost, (2) the length of time the fair value has been below cost, (3) the financial position of the issuer, including the current and future impact of any specific events, (4) any items specifically pledged to support the credit along with any other security interests or collateral, (5) the Company’s intent to sell the security or if it is more likely than not that it will be required to sell the security before it can recover the amortized cost, (6) the business climate, (7) management changes, (8) litigation and government actions, (9) monitoring late payments, (10) downgrades by rating agencies, (11) financial statements and key financial ratios, (12) revenue forecasts and cash flow projections as indicators of credit issues, and (13) other circumstances particular to an individual security.

For structured securities included in fixed maturity securities the Company determines if the collection of cash flows for the investment is in question. For each security, the Company prepares an analysis of the present value of the expected cash flows, using the interest rate implicit in the investment at the date of acquisition. To the extent that the present value of cash flows generated by a security is less than the amortized cost, an OTI is recognized in the consolidated statements of income. For those debt securities for which an OTI is determined and the Company has the intent to sell the security, or if it is more likely than not that it will be required to sell the security before recovery of the amortized cost, the entire unrealized loss (the amount the amortized cost basis exceeds the fair value) is recognized in the consolidated statements of income. If the Company does not intend to sell the security and it is not more likely than not that the Company will be required to sell the security, but the security has suffered a credit loss (the amortized cost basis exceeds the present value of the expected cash flows), the impairment charge (excess of amortized cost over fair

THE OHIO NATIONAL LIFE INSURANCE COMPANY
AND SUBSIDIARIES
(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)
Notes to Consolidated Financial Statements
December 31, 2009, 2008 and 2007
(Dollars in thousands)
value) is bifurcated with the credit loss portion recorded in the consolidated statements of income, and the remainder, or non-credit loss portion recorded in other comprehensive income. For those fixed maturity securities for which the Company has recorded a portion of the OTI in other comprehensive income, the Company prospectively amortizes the amount of the loss that was recorded in other comprehensive income over the remaining life of the security to the consolidated statements of income based on the timing of future cash flows.

The Company’s practice is to disclose as part of the separate component of accumulated other comprehensive income both the non-credit portion of the OTI and any subsequent changes in the fair value of those fixed maturity securities.

There are a number of significant risks and uncertainties inherent in the process of monitoring impairments and determining if impairment is other-than-temporary. These risks and uncertainties include (1) the risk that the Company’s assessment of an issuer’s ability to meet all of its contractual obligations will change based on changes in the credit characteristics of that issuer, (2) the risk that the economic outlook will be worse than expected or have more of an impact on the issuer than anticipated, (3) the risk that fraudulent information could be provided to the Company’s investment professionals who determine the fair value estimates and other-than-temporary impairments, and (4) the risk that new information obtained by the Company or changes in other facts and circumstances lead the Company to change its intent to hold the security to maturity or until it recovers in value. Any of these situations are reasonably possible and could result in a charge to income in a future period.

Prior to 2009, the Company generally recognized an OTI on securities in an unrealized loss position when the Company did not expect full recovery of value or did not have the intent and ability to hold such securities until they had fully recovered their amortized cost. The recognition of OTI prior to 2009 represented the entire difference between the amortized cost and fair value with this difference being recorded in net income (loss) as an adjustment to the amortized cost of the security.

Realized gains and losses on the sale of investments are determined on the basis of specific security identification on the trade date. Any capital gains occurring in the Closed Block portfolio (see note 2(n)) are offset by increases in the deferred policyholder obligation for that group of policies.

For mortgage-backed securities, the Company recognizes income using a constant effective yield method based on prepayment assumptions and the estimated economic life of the securities. When estimated prepayments differ significantly from actual prepayments, the effective yield is recalculated to reflect actual payments to date and anticipated future payments. Any resulting adjustment is included in net investment income. All other investment income is recorded using the interest method without anticipating the impact of prepayments.

Dividends are recorded on the ex-dividend date and interest is accrued as earned using an effective yield method giving effect to amortization of premiums and accretion of discounts.

THE OHIO NATIONAL LIFE INSURANCE COMPANY
AND SUBSIDIARIES
(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)
Notes to Consolidated Financial Statements
December 31, 2009, 2008 and 2007
(Dollars in thousands)
(b)	Derivative Instruments

The Company enters into derivative transactions that do not meet the criteria for hedge accounting. The Company does not enter into speculative positions. Although these transactions do not qualify for hedge accounting, or have not been designated in hedging relationships by the Company, they provide the Company with an economic hedge, which is used as part of its overall risk management strategies. For example, the Company may purchase long dated Standard and Poor’s 500 put options for protection in a falling equity market in relation to certain riders that are sold with variable annuity products. Derivative instruments that do not qualify for hedge accounting or are not designated as hedging instruments are carried at fair value in other long-term investments, with changes in fair value recorded in net realized gains (losses) on investments, derivative instruments.

Embedded derivatives subject to bifurcation are also accounted for on a fair value basis and are reported together with the host contract. The change in the fair value of derivatives embedded in liabilities and subject to bifurcation is reported in benefits and claims.

(c)	Revenues and Benefits

Traditional Life Insurance Products: Traditional life insurance products include those products with fixed and guaranteed premiums and benefits and consist primarily of whole life, limited-payment life, term life, and certain annuities with life contingencies. Premiums for traditional life insurance products are recognized as revenue when due. Benefits and expenses are associated with earned premiums so as to result in recognition of profits over the life of the contract. This association is accomplished through the provision for future policy benefits and the deferral and amortization of policy acquisition costs.

Investment Products and Universal Life Insurance Products: Investment products consist primarily of individual and group variable and fixed deferred annuities, annuities without life contingencies and guaranteed investment contracts. Universal life insurance products include universal life, variable universal life, and other interest-sensitive life insurance policies. Revenues for investment products and universal life insurance products consist of net investment income, cost of insurance charges, asset fees, policy administration fees, and surrender charges that have been earned and assessed against policy account balances during the period. The timing of revenue recognition as it relates to fees assessed on investment contracts and universal life contracts is determined based upon the nature of such fees. Cost of insurance charges and policy administrative fees are assessed on a daily, monthly or annual basis, and recognized as revenue when assessed and earned. Certain amounts assessed that represent compensation for services to be provided in future periods are reported as unearned revenue and recognized in income over the periods benefited. Surrender charges are recognized upon surrender of a contract in accordance with contractual terms. Policy benefits and claims that are charged to expense include benefits and claims incurred in the period in excess of related policy account balances, maintenance costs, and interest credited to policy account balances.

THE OHIO NATIONAL LIFE INSURANCE COMPANY
AND SUBSIDIARIES
(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)
Notes to Consolidated Financial Statements
December 31, 2009, 2008 and 2007
(Dollars in thousands)
Accident and Health Insurance Products: Accident and health insurance premiums are recognized as revenue in accordance with the terms of the policies. Policy claims are charged to expense in the period that the claims are incurred.

(d)	Deferred Policy Acquisition Costs and Capitalized Sales Inducements

The recoverable costs of acquiring new business, principally commissions, certain expenses of the policy issue and underwriting department and certain variable sales expenses that relate to and vary with the production of new and renewal business have been capitalized as deferred acquisition costs (DAC). DAC is subject to recoverability testing in the year of policy issuance and loss recognition testing at the end of each reporting period. For traditional nonparticipating life insurance products, DAC is amortized with interest over the premium paying period of the related policies in proportion to premium revenue. Such anticipated premium revenue was estimated using the same assumptions as were used for computing liabilities for future policy benefits. For traditional participating life insurance products, DAC is amortized in proportion to gross margins of the related policies. Gross margins are determined for each issue year and are equal to premiums plus investment income less death claims, surrender benefits, administrative costs, expected policyholder dividends, and the increase in reserve for future policy benefits.

For investment and universal life products, DAC is amortized with interest over the lives of the policies in relation to the present value of the estimated future gross profits from projected interest margins, asset fees, cost of insurance charges, policy administration fees, surrender charges, and net realized gains and losses less policy benefits and policy maintenance expenses. DAC for participating life and investment and universal life business is adjusted to reflect the impact of unrealized gains and losses on the related fixed maturity securities available-for-sale (see note 2(a)). The most significant assumptions that are involved in the estimation of future gross profits include future net separate account performance, surrender/lapse rates, interest margins and mortality. The Company’s long-term assumption for net separate account performance is 9.95%, a blend of expected returns from stock, money market and bond funds after deductions for policy charges. If actual net separate account performance varies from the 9.95% assumption, the Company assumes different performance levels over the next three years such that return reverts to the long-term assumption. This assumption is commonly referred to as a reversion to the mean. The assumed net separate account return assumptions used in the DAC models are intended to reflect what is anticipated. The Company’s policy regarding the reversion to the mean process does not permit projected returns to be below (2.12)% or in excess of 14.67% during the three-year reversion period.

Changes in assumptions can have a significant impact on the amount of DAC reported for investment products and universal life insurance products and their related amortization patterns. In the event actual experience differs from assumptions or assumptions are revised, the Company is required to record an increase or decrease in DAC amortization expense (DAC unlocking), which could be significant. In general, increases in the estimated general and net separate account returns result in increased expected future profitability and may lower the rate of DAC amortization, while increases in lapse/surrender and mortality assumptions reduce the expected future profitability of the

THE OHIO NATIONAL LIFE INSURANCE COMPANY
AND SUBSIDIARIES
(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)
Notes to Consolidated Financial Statements
December 31, 2009, 2008 and 2007
(Dollars in thousands)
underlying business and may increase the rate of DAC amortization. Any resulting DAC unlocking adjustments are reflected currently in the consolidated statements of income.

The Company offers certain sales inducements to contract holders. Sales inducements are product features that enhance the investment yield on a contract. The Company utilizes the following sales inducements: day-one bonuses, which increase the account value at inception, and enhanced yield options which credit interest for a specified period in excess of rates currently being offered for other similar contracts. Sales inducement costs are deferred and amortized using the same methodology and assumptions used to amortize capitalized acquisition costs.

(e)	Separate Accounts

Separate Account assets and liabilities represent contract holders’ funds, which have been segregated into accounts with specific investment objectives. Separate account assets are recorded at fair value based primarily on market quotations of the underlying securities. The investment income and gains or losses of these accounts accrue directly to the contract holders. The activity of the Separate Accounts is not reflected in the consolidated statements of income and cash flows except for the fees the Company receives for administrative services and risks assumed and the activity related to guaranteed contracts, which are riders to existing variable annuity contracts. Separate Account seed money is recorded as a trading security.

(f)	Future Policy Benefits

The process of calculating reserve amounts for a life insurance organization involves the use of a number of assumptions, including those related to persistency (how long a contract stays with a company), mortality (the relative incidence of death in a given time), morbidity (the relative incidence of disability resulting from disease or physical ailment) and interest rates (the rates expected to be paid or received on financial instruments, including insurance or investment contracts). The methods used in determining the liability for unpaid losses and future policy benefits are standard actuarial methods recognized by the American Academy of Actuaries. Future policy benefits for traditional life insurance policies have been calculated using a net level premium method based on estimates of mortality, morbidity, investment yields, and withdrawals which were used or which were being experienced at the time the policies were issued (see note 8).

Future policy benefits for investment products in the accumulation phase, universal life insurance products and variable universal life insurance products have been calculated based on participants’ contributions plus interest credited less applicable contract charges (see note 8).

Future policy benefits for payout annuities have been calculated using the present value of future benefits and maintenance costs discounted using varying interest rates (see note 8).

The Company issues traditional variable annuity contracts through its separate accounts, for which investment income and gains and losses on investments accrue directly to, and investment risk is

THE OHIO NATIONAL LIFE INSURANCE COMPANY
AND SUBSIDIARIES
(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)
Notes to Consolidated Financial Statements
December 31, 2009, 2008 and 2007
(Dollars in thousands)
borne by, the contract holder. The Company also issues Nontraditional variable annuity contracts in which the Company provides various forms of guarantees to benefit the related contract holders. In 1998 the Company began offering policies with a minimum guaranteed death benefit that is adjusted every three or six years to the current account value adjusted for withdrawals on a pro rata basis. Also during 1998, the Company introduced a minimum guaranteed death benefit equal to premiums paid less withdrawals. Riders were available that provided for a one year adjustment to the current account value, and a guaranteed minimum death benefit increased at 6% per year (until age 80) with a cap at twice the purchase amount, adjusted for any withdrawals prior to death.

In 1999, the Company began selling a policy with a minimum guaranteed death benefit that is adjusted every eight years to the current account value adjusted for withdrawals on a pro-rata basis.

In 2001, the Company began selling enhanced benefits riders. These provide for an additional death benefit up to 40% of the excess of (a) the account value before any additional death benefits or other riders over (b) the contract basis. At no time will the additional death benefit exceed $1 million.

In 2004, the Company introduced a new rider to replace one of the 1998 GMDB riders. The 2004 rider provides for a guaranteed minimum death benefit increased at 6% per year (until age 80) with a cap at twice the purchase amount (identical to the 1998 version). However, only the first 6% of withdrawals are adjusted on a dollar for dollar basis with further withdrawals decreasing GMDBs on a pro-rata basis.

In 2005, two additional GMDB riders were introduced. The first provides a GMDB increased at 6% per year (until age 85) with no cap, adjusted for any withdrawals prior to death. The second provides a GMDB increased at 6% per year (until age 85) with no cap, adjusted for any withdrawals (dollar for dollar on the first 6%, pro rata on the remainder) prior to death.

In 2006, three new GMDB riders were introduced. The first rider replaced the 2004 version and the second replaced the 2005 version. The benefits of these two riders are the same as the ones they replaced. The third rider is an annual reset death benefit rider. This rider must be purchased in conjunction with the GMIB annual reset rider. The policyholder has the option each year to reset their death benefit amount to the GMIB amount. The assets and liabilities of these accounts are carried at market.

In 2009, five new guaranteed minimum death benefit (GMDB) riders were introduced. The first rider, issued January through May, replaced the 2006 version of the annual reset death benefit rider; the benefit of the rider was the same as the 2006 version but the rider charge was increased. A second version of the annual reset death benefit rider was rolled out in May 2009 and replaced the January 2009 version. Its benefit was the same as the January 2009 version but the rider charge was increased. The final three riders were issued starting in May 2009 and replaced the 2006 versions of the rollup death benefit riders as well as the 2005 version of the annual ratchet death benefit rider; the benefits were the same but the rider charges were increased.

THE OHIO NATIONAL LIFE INSURANCE COMPANY
AND SUBSIDIARIES
(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)
Notes to Consolidated Financial Statements
December 31, 2009, 2008 and 2007
(Dollars in thousands)
The Company’s GMDB claim reserves are determined by estimating the expected value of death benefits and recognizing the excess ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the additional liability balance as appropriate, with a related charge or credit to benefits and claims in the period of evaluation if actual experience or other evidence suggests that earlier assumptions should be revised.

In 2002, the Company began selling a GMIB rider. This rider, which is issued through age 80, provides for a guaranteed minimum fixed income in the form of a monthly annuity. The monthly income is determined by applying a guaranteed income base to the annuity tables in the rider. The guaranteed income base is the greater of (a) the premiums increased at 6% per year (4% for rider issue ages 76-80) until age 85, with adjustment for withdrawals or (b) the highest contract anniversary value prior to age 85. The amount for the latter during a period between contract anniversaries is determined by increasing the previous anniversary value by additional premiums and adjusting it, on a pro rata basis, for withdrawals. In 2004, the Company introduced a new rider to replace the 2002 GMIB rider. This rider is identical to the original version except that only the first 6% of withdrawals are adjusted on a dollar for dollar basis with further withdrawals adjusted on a pro-rata basis. In 2006, two riders replaced the 2004 version. They are identical to the 2004 version with the following modifications: the first has an optional annual reset provision and must be issued in conjunction with the annual reset death benefit rider; the second had an optional five year reset provision. In 2009, five new GMIB riders were issued. The first four versions of the riders were issued from January 2009 through May 2009 and replaced the 2006 versions. The 2006 versions had no investment restrictions whereas two of the four new versions of the riders had no investment restrictions and two of the four new versions of the riders had investment restrictions. The riders with no investment restrictions had the same benefits as the 2006 versions; the only difference was a higher rider charge. The riders with investment restrictions had lower rider charges than the versions without investment restrictions but were the same in every other way. The May version of the GMIB rider replaced the four versions offered in January of 2009. It was an annual reset rider with investment restrictions; it was similar to the January version of the annual reset rider with investment restrictions, but had a higher rider charge.

GMIB claim reserves are determined each period by estimating the expected value of annuitization benefits in excess of the projected account balance at the date of annuitization and recognizing the excess ratably over the accumulation period based on total assessments. The Company regularly evaluates estimates used and adjusts the additional liability balance as appropriate, with a related charge or credit to benefits and claims in the period of evaluation, if actual experience or other evidence suggests that earlier assumptions should be revised.

In 2003, the Company began selling a GMAB rider, in which the account value on the tenth anniversary will not be less than the remaining initial premium. A GMAB represents an embedded derivative in the variable annuity contract that is required to be separated from, and valued apart from, the host variable annuity contract. The embedded derivative is carried at fair value and reported in future policy benefits and claims. The fair value of the GMAB embedded derivative is

THE OHIO NATIONAL LIFE INSURANCE COMPANY
AND SUBSIDIARIES
(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)
Notes to Consolidated Financial Statements
December 31, 2009, 2008 and 2007
(Dollars in thousands)
calculated based on actuarial assumptions related to the projected benefit cash flows, incorporating numerous assumptions, including but not limited to, expectations of contract holder persistency, market returns, correlations of market returns and market return volatility. In 2009, the Company began selling a GMAB rider that replaced the 2003 version; it provided the same benefit but had a higher rider charge.

In 2004, the Company began selling two versions of a GMWB rider that guarantee, in the case of one version, 7% and in the alternate version 8%, withdrawals of the premium per year for 10 years and at the tenth anniversary, the account value will not be less than the remaining premium. A GMWB represents an embedded derivative in the variable annuity contract that is required to be separated from, and valued apart from, the host variable annuity contract. The embedded derivative is carried at fair value and reported in future policy benefits and claims. The fair value of GMWB embedded derivative is calculated based on actuarial assumptions related to projected benefit cash flows, incorporating numerous assumptions including, but not limited to, expectations of contract holder persistency, market returns, correlations of market returns and market return volatility. The Company discontinued the sale of its GMWB rider in 2009.

The following tables summarize the account values and net amount at risk, net of reinsurance, for variable annuity contracts with guarantees invested in both general and separate accounts, as well as incurred and paid amounts, as of the dates indicted (note that one contract may contain multiple guarantees) (amounts in millions except for weighted average attained age):

THE OHIO NATIONAL LIFE INSURANCE COMPANY
AND SUBSIDIARIES
(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)
Notes to Consolidated Financial Statements
December 31, 2009, 2008 and 2007
(Dollars in thousands)

	December 31, 2009
	General	Separate	Total	Net	Benefits	Weighted
	account	account	account	amount	paid/	average
	value	value	value	at risk	incurred	attained age
GMDB	$862.3	8,582.3	9,444.6	573.8	19.6	64

GMIB	$298.4	6,940.2	7,238.6	69.8	—	62

GMAB/GMWB	$16.7	277.5	294.2	14.1	—	63

	December 31, 2008
	General	Separate	Total	Net	Benefits	Weighted
	account	account	account	amount	paid/	average
	value	value	value	at risk	incurred	attained age
GMDB	$832.4	4,962.1	5,794.5	1,283.9	6.6	64

GMIB	$254.1	3,552.7	3,806.8	101.2	—	62

GMAB/GMWB	$11.1	202.2	213.3	55.6	—	63

All Separate Account assets associated with these contracts are invested in shares of various mutual funds offered by the Company and its sub advisors.

The Company did not transfer assets from the general account to the separate account for any of its variable annuity contracts during 2009 and 2008.

The following table summarizes account balances of variable annuity contracts with guarantees that were invested in separate accounts as of December 31:

THE OHIO NATIONAL LIFE INSURANCE COMPANY
AND SUBSIDIARIES
(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)
Notes to Consolidated Financial Statements
December 31, 2009, 2008 and 2007
(Dollars in thousands)

	2009	2008
Mutual funds:
Bond	$1,985,298	1,035,613
Balanced	341,890	266,997
Equity	5,966,734	3,324,600
Money market	290,413	336,646

Total	$8,584,335	4,963,856

No assets were transferred to separate accounts for the periods presented.

As of December 31, 2009, direct G reserves were $28.1 million, ceded G reserves were $93.2 million and net G reserves were $(65.1) million. As of December 31, 2008, direct G reserves were $81.9 million, ceded G reserves were $301.8 million and net G reserves were $(219.9) million.

The following table summarizes the reserve balances, net of reinsurance, for variable annuity contracts with guarantees as of December 31:

(in millions)	2009	2008
GMDB	$19.5	20.4
GMIB	(91.2)	(255.6)
GMAB/GMWB	6.6	15.3

Total	$(65.1)	(219.9)

A significant source of revenues for the Company is derived from asset fees, which are calculated as a percentage of Separate Account assets. Thus, losses in the equity markets, unless offset by additional sales of variable products, will result in corresponding decreases in Separate Account assets and asset fee revenue.

(g)	Participating Business

Participating business, which refers to policies that participate in profits through policyholder dividends, represents approximately 8%, 8% and 9% of the Company’s ordinary life insurance in force as of December 31, 2009, 2008 and 2007, respectively. The provision for policyholders’ dividends is based on current dividend scales.

THE OHIO NATIONAL LIFE INSURANCE COMPANY
AND SUBSIDIARIES
(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)
Notes to Consolidated Financial Statements
December 31, 2009, 2008 and 2007
(Dollars in thousands)
(h)	Reinsurance Ceded

Reinsurance premiums ceded and reinsurance recoveries on benefits and claims incurred are deducted from the respective income and expense accounts. Assets and liabilities related to reinsurance ceded are reported on a gross basis.

(i)	Income Taxes

Income taxes are accounted for under the asset and liability method. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax basis and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Valuation allowances are established when it is determined that it is more likely than not that the deferred tax asset will not be fully realized.

In determining the need for a valuation allowance, the Company considers the carryback capacity to absorb losses, reversal of existing temporary differences, estimated future taxable income and tax planning strategies. The determination of the valuation allowance for the company’s deferred tax assets requires management to make certain judgments and assumptions regarding future operations that are based on historical experience and expectations of future performance. Management’s judgments are subject to change given the inherent uncertainty in predicting future performance, which is impacted by such factors as policyholder behavior, competitive pricing, and specific industry and market conditions.

The Company is included as part of the life/nonlife consolidated Federal income tax return of its ultimate parent, ONMH, and its U.S. domestic subsidiaries. Treasury Regulations are stringent as to when a life insurance company can be included in the consolidated Federal income tax return, generally requiring a five year waiting period. The Company’s life insurance subsidiary, MONT, formed in 2008 met the provisions of these Regulations and is included in the Company’s consolidated tax return. The Company, in 2007 acquired more than 80% ownership of NSLAC. NSLAC files its Federal income tax return on a separate company basis as it does not meet those Regulations, but it will be included in the life subgroup in 2013.

(j)	Cash Equivalents

For purposes of the consolidated statements of cash flows, the Company considers all short-term investments with original maturities of three months or less to be cash equivalents.

THE OHIO NATIONAL LIFE INSURANCE COMPANY
AND SUBSIDIARIES
(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)
Notes to Consolidated Financial Statements
December 31, 2009, 2008 and 2007
(Dollars in thousands)
(k)	Use of Estimates

In preparing the consolidated financial statements, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities as of the date of the consolidated financial statements and revenues and expenses for the reporting period. Actual results could differ significantly from those estimates.

The estimates susceptible to significant change are those used in determining the balance, amortization and recoverability of deferred policy acquisition costs, contingencies, provision for income tax, valuation allowances for mortgage loans on real estate, impairment losses on investments and impairment of goodwill and intangible assets. Although some variability is inherent in these estimates, the recorded amounts reflect management’s best estimates based on facts and circumstances as of the balance sheet date. Management believes the amounts provided are appropriate.

(l)	Goodwill

In connection with acquisitions of operating entities, the Company recognizes the excess of the purchase price over the fair value of net assets acquired as goodwill. In accordance with GAAP, goodwill is not amortized, but rather is evaluated for impairment at the reporting unit level annually, using December 31 financial information. The reporting unit is the operating segment or a business one level below the operating segment if discrete financial information is prepared and regularly reviewed by management at that level. The evaluation is completed at least annually and between annual evaluations if events occur or circumstances change that would more likely than not reduce the fair value of the reporting unit below its carrying amount.

The process of evaluating goodwill for impairment requires several judgments and assumptions to be made to determine the fair value of the reporting unit. A two-step goodwill impairment test is utilized to identify and measure potential goodwill impairment. The first step compares the fair value of the reporting unit with its carrying amount. If the carrying amount of a reporting unit exceeds its fair value, the second step of the goodwill impairment test is performed to measure the impairment. In the second step, if the carrying amount of reporting unit goodwill exceeds the implied fair value of that goodwill, an impairment loss shall be recognized in an amount equal to that excess. The loss recognized cannot exceed the carrying amount of goodwill. After a goodwill impairment loss is recognized, the adjusted carrying amount of goodwill becomes its new accounting basis (see note 10).

The Company’s only intangible asset is related to insurance licenses acquired with the purchase of the Company. In accordance with GAAP, the intangible asset, as it relates to insurance licenses, is not amortized, but rather is evaluated for impairment, using December 31 license standing information. The value of the intangible and any impairment assessment associated with that intangible is primarily dependent upon the maintenance of the New York license (see note 10). License fees are paid annually in order to keep the license in good standing.

THE OHIO NATIONAL LIFE INSURANCE COMPANY
AND SUBSIDIARIES
(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)
Notes to Consolidated Financial Statements
December 31, 2009, 2008 and 2007
(Dollars in thousands)
(m)	Investment Management Fees

Investment management fees are earned by various subsidiaries in conjunction with money management activities. The fees are based on a percentage of assets at the end of each quarter and are recognized in income as earned.

(n)	Closed Block

The Reorganization contained an arrangement, known as a closed block (the Closed Block), to provide for dividends on policies that were in force on the Effective Date and were within classes of individual policies for which the Company had a dividend scale in effect at the time of the Reorganization. The Closed Block was designed to give reasonable assurance to owners of affected policies that assets will be available to support such policies, including maintaining dividend scales in effect at the time of the Reorganization, if the experience underlying such dividend scales continues. The assets, including revenue there from, allocated to the Closed Block will accrue solely to the benefit of the owners of policies included in the Closed Block until the Closed Block is no longer in effect. The Company is not required to support the payment of dividends on the Closed Block policies from its general funds.

The financial information of the Closed Block is consolidated with all other operating activities, and while prepared in conformity with Financial Accounting Standards Board (FASB) Accounting Standard Codification (ASC) 944-805, Financial Services-Insurance-Business Combinations, reflects its contractual provisions and not its actual results of operations and financial position. Many expenses related to the Closed Block operations are charged to operations outside the Closed Block; accordingly, the contribution from the Closed Block does not represent the actual profitability of the Closed Block operations. Operating costs and expenses outside of the Closed Block are, therefore, disproportionate to the business outside of the Closed Block.

THE OHIO NATIONAL LIFE INSURANCE COMPANY
AND SUBSIDIARIES
(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)
Notes to Consolidated Financial Statements
December 31, 2009, 2008 and 2007
(Dollars in thousands)
Summarized financial information of the Closed Block as of December 31, 2009 and 2008, and for each of the years in the three-year period ended December 31, 2009 follows:

	2009	2008
Closed Block assets:
Fixed maturity securities available for sale, at fair value (amortized cost of $358,062 and $319,565 as of December 31, 2009 and 2008, respectively)	$360,972	283,629
Fixed maturity securities held-to-maturity, at amortized cost	44,367	53,418
Mortgage loans on real estate, net	93,184	107,633
Policy loans	126,907	127,538
Short-term investments	9,777	28,680
Accrued investment income	5,748	5,536
Deferred policy acquisition costs	72,080	73,599
Reinsurance recoverable	1,428	1,750
Deferred federal income taxes	—	12,578
Other assets	1,771	14,619

Total assets	$716,234	708,980

Closed Block liabilities:
Future policy benefits and claims	$687,700	694,811
Policyholders’ dividend accumulations	49,903	51,159
Other policyholder funds	11,488	—
Deferred federal income taxes	1,018	—
Other liabilities	3,164	3,067

Total liabilities	$753,273	749,037

THE OHIO NATIONAL LIFE INSURANCE COMPANY
AND SUBSIDIARIES
(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)
Notes to Consolidated Financial Statements
December 31, 2009, 2008 and 2007
(Dollars in thousands)

	2009	2008	2007
Closed Block revenues and expenses:
Traditional life insurance premiums	$38,350	41,804	43,915
Net investment income	42,906	45,695	45,028
Net realized losses on investments	(981)	(4,487)	(16)
Benefits and claims	(50,190)	(53,547)	(56,571)
Provision for policyholders’ dividends on participating policies	(18,040)	(20,101)	(18,125)
Amortization of deferred policy acquisition costs	(3,972)	(3,902)	(3,972)
Other operating costs and expenses	(3,226)	(3,715)	(3,508)

Income before federal income taxes	$4,847	1,747	6,751

(o)	Recently Issued Accounting Pronouncements

In April 2009 the FASB issued guidance under FASB ASC 820-10, Fair Value Measurements and Disclosures. In January 2010, the FASB issued amended guidance under FASB Accounting Standards Update (ASU) 2010-06. This guidance will require new disclosures about recurring or nonrecurring fair-value measurements including significant transfers into and out of Level 1 and Level 2 fair-value measurements. In addition ASU 2010-06 clarified the level of disaggregation, inputs and valuation techniques. This section of ASU 2010-06 is effective for fiscal and interim reporting periods beginning after December 15, 2009. The Company will adopt this section of ASU 2010-06 effective January 1, 2010. In addition, ASU 2010-06 also requires information on purchases, sales, issuances and settlements on a gross basis in the reconciliation of Level 3 fair-value measurements. This section of ASU 2010-06 is effective for interim and annual reporting periods beginning after December 15, 2010, with early adoption permitted. The Company is currently evaluating the provisions of this guidance to determine the impact of adoption on its consolidated financial statements.

In June 2009, the FASB issued guidance under FASB ASC 810, Consolidation which was subsequently amended in December 2009 by FASB ASU 2009-17. ASU 2009-17 amended the previous consolidation guidance applicable to a variable interest entity (VIE). It also amended the guidance governing the determination of whether an entity is the VIE’s primary beneficiary (the reporting entity that must consolidate the VIE) by requiring a qualitative analysis rather than a quantitative analysis. This amended guidance was to be effective for fiscal and interim reporting

THE OHIO NATIONAL LIFE INSURANCE COMPANY
AND SUBSIDIARIES
(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)
Notes to Consolidated Financial Statements
December 31, 2009, 2008 and 2007
(Dollars in thousands)
periods beginning after November 15, 2009; however, in January 2010, the FASB deferred indefinitely the consolidation requirements for reporting enterprises’ interests in all registered money market funds and other entities that comply with requirements similar to the money market fund rules of the Investment Company Act of 1940. The Company had not adopted ASU 2009-17. The Company will continue to monitor the FASB deliberations regarding this guidance.

In June 2009, the FASB issued guidance under FASB ASC 860, Transfers and Servicing which was subsequently amended in December 2009 by FASB ASU 2009-16. This guidance eliminates the concept of a qualifying special-purpose entity (QSPE) (as defined under previous FASB guidance) and clarifies and amends the derecognition criteria for a transfer to be accounted for as a sale and the unit of account eligible for sale accounting. Additionally, this guidance requires a transferor to initially measure and recognize all assets obtained (including a transferor’s beneficial interest) and liabilities incurred as a result of a transfer of financial assets accounted for as a sale at fair value. Additionally, on and after the effective date, existing QSPEs (as defined under previous accounting standards) must be evaluated for consolidation in accordance with the applicable consolidation guidance. This guidance also establishes new requirements for reporting a transfer of a portion of a financial asset as a sale. This guidance requires enhanced disclosures about, among other things, a transferor’s continuing involvement with transfers of financial assets accounted for as sales, the risks inherent in the transferred financial assets that have been retained, and the nature and financial effect of restrictions on the transferor’s assets that continue to be reported in the consolidated balance sheets. This guidance is effective for fiscal and interim reporting periods beginning after November 15, 2009. The Company will adopt this guidance effective January 1, 2010 and is currently evaluating the provisions of the guidance to determine the impact of adoption on its consolidated financial statements.

In September 2009, FASB issued guidance under FASB ASC 820-10, Fair Value Measurements and Disclosures. This guidance applies to measuring the fair value of investments in investment companies that do not have a readily determinable fair value and calculate net asset values (NAV) consistent with the American Institute of Certified Public Accountants Audit and Accounting Guide, which generally requires these investments to be measured at fair value. For these investments, this update allows, as a practical expedient, the use of NAV as the basis to estimate fair value as long as it is not probable, as of the measurement date that the investment will be sold and NAV is not the value that will be used in the sale. This guidance is effective for interim and annual periods ending after December 15, 2009 with early adoption permitted. The Company has adopted this guidance effective with the period ending December 31, 2009. The adoption of ASC 820-10 did not have a material effect on the Company’s results of operations or financial position.

In August 2009, the FASB issued guidance under FASB ASC 820-10, Fair Value Measurements and Disclosures. This guidance clarifies how the fair value of a liability should be determined. It reiterates that fair value is the price that would be paid to transfer the liability in an orderly transaction between market participants at the measurement date. It notes that the liability should reflect the company’s nonperformance and credit risk and should not reflect restrictions on the

THE OHIO NATIONAL LIFE INSURANCE COMPANY
AND SUBSIDIARIES
(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)
Notes to Consolidated Financial Statements
December 31, 2009, 2008 and 2007
(Dollars in thousands)
transfer of the liability. To determine the exit price, the guidance permits companies to look to the identical liability traded as an asset, similar liabilities traded as assets, or another valuation technique to measure the price the company would pay to transfer the liability. This guidance is effective for fiscal and interim reporting periods beginning after August 27, 2009. The Company will adopt this guidance effective January 1, 2010 and is currently evaluating the provisions of this guidance to determine the impact of adoption on its consolidated financial statements.

In June 2009, the FASB issued guidance under FASB ASC 105, Generally Accepted Accounting Principles. This guidance establishes the FASB ASC as the single source of authoritative U.S. GAAP recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal securities laws are also sources of authoritative U.S. GAAP for SEC registrants. This guidance and the ASC are effective for financial statements issued for interim and annual periods ending after September 15, 2009. The ASC supersedes all existing non-SEC accounting and reporting standards. All other non-grandfathered, non-SEC accounting literature not included in the ASC have become non authoritative. Following this guidance, the FASB will no longer issue new standards in the form of Statements, FSPs, or EITF Abstracts. Instead, the FASB will issue Accounting Standards Updates (ASU), which will serve only to update the ASC, provide background information about the guidance, and provide the bases for conclusions on the change(s) in the ASC. The Company adopted this guidance effective September 30, 2009. The adoption of this guidance will not have an impact on the Company’s consolidated financial statements but will alter the references to accounting literature within the consolidated financial statements.

In May 2009, the FASB issued guidance under FASB ASC 855, Subsequent Events. This guidance establishes general standards of accounting for and disclosure of events that occur after the balance sheet date but before financial statements are issued. In particular, this guidance sets forth the period after the balance sheet date during which management of a reporting entity should evaluate events or transactions that may occur for potential recognition or disclosure, the circumstances under which an entity should recognize events or transactions occurring after the balance sheet date in its financial statements, and the disclosures an entity should make about events or transactions that occurred after the balance sheet date. This guidance is effective for fiscal years and interim periods ending after June 15, 2009. The Company adopted this guidance effective December 31, 2009. The adoption of this guidance did not have a material impact on the consolidated financial statements of the Company. The Company has evaluated subsequent events through April 29, 2010 the date that the condensed consolidated financial statements were available to be issued.

In April 2009, the FASB issued guidance under FASB ASC 825-10, Financial Instruments. The new guidance expanded the fair value disclosures required for financial instruments for interim periods. The guidance also requires entities to disclose the methods and significant assumptions used to estimate the fair value of financial instruments in financial statements on an interim and annual basis and to highlight any changes from prior periods. The guidance is effective for interim periods ending after June 15, 2009, with early adoption permitted for interim periods ending after March 15, 2009.

THE OHIO NATIONAL LIFE INSURANCE COMPANY
AND SUBSIDIARIES
(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)
Notes to Consolidated Financial Statements
December 31, 2009, 2008 and 2007
(Dollars in thousands)
The Company adopted this guidance for the period ending December 31, 2009. The adoption of ASC 825-10 did not have a material effect on the Company’s results of operations or financial position. See note 5 for the required disclosures.

In April 2009, the FASB issued guidance under FASB ASC 320 Investments – Debt and Equity Securities. This guidance is designed to create greater clarity and consistency in accounting for and presentation of impairment losses on debt and equity securities. This guidance is effective for interim and annual periods ending after June 15, 2009 with early adoption permitted. As of the beginning of the interim period of adoption, this guidance requires a cumulative-effect adjustment to reclassify the non-credit component of previously recognized other-than-temporary impairment losses from retained earnings to the beginning balance of accumulated other comprehensive income (AOCI). The Company adopted this guidance as of January 1, 2009. The adoption resulted in a cumulative-effect adjustment of $3,365, net of taxes, as an adjustment to the opening balance of retained earnings with a corresponding adjustment to the opening balance of AOCI.

In April 2008, the FASB issued guidance under FASB ASC 350-30, General Intangibles other than Goodwill. This guidance amends the factors that should be considered in developing renewal or extension assumptions used to determine the useful life of a recognized intangible asset. ASC 350-30 is effective for financial statements issued for fiscal years and interim periods beginning after December 15, 2008. The amended factors that should be considered in developing renewal or extension assumptions used to determine the useful life of a recognized intangible asset under this guidance are to be applied prospectively to intangible assets acquired after the effective date. The Company adopted this guidance effective January 1, 2009. On the date of adoption, there was no impact to the Company’s financial position or results of operations. The Company will apply this guidance prospectively to intangible assets acquired after January 1, 2009.

In March 2008, the FASB issued guidance under FASB ASC 815, Derivatives and Hedging. This guidance amends and expands the disclosure requirements of previous guidance, with the intent to provide users of financial statements with an enhanced understanding of how and why an entity uses derivative instruments, how derivative instruments and related hedged items are accounted for under ASC 815, and how derivative instruments and related hedged items affect an entity’s financial position, financial performance and cash flows. This guidance requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about derivative instrument fair values and related gains and losses, and disclosures about credit-risk-related contingent features in derivative agreements. This guidance is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. The Company adopted this guidance effective December 31, 2008. The provisions of ASC 815 were applied as required by the Company on the adoption date. See note 7 for the required disclosures.

In December 2007, the FASB issued guidance under FASB ASC 805, Business Combinations. The objective of this guidance is to improve the relevance, representational faithfulness, and comparability of the information a reporting entity provides in its financial reports about a business

THE OHIO NATIONAL LIFE INSURANCE COMPANY
AND SUBSIDIARIES
(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)
Notes to Consolidated Financial Statements
December 31, 2009, 2008 and 2007
(Dollars in thousands)
combination and its effects. Accordingly, this guidance establishes principles and requirements for how the acquirer recognizes and measures in its financial statements the identifiable assets acquired, the liabilities assumed, and any non-controlling interest in the acquiree; recognizes and measures the goodwill acquired in the business combination or a gain from a bargain purchase; and determines what information to disclose to enable users of the financial statements to evaluate the nature and financial effects of the business combination. This guidance applies to all transactions or other events in which an entity obtains control of one or more businesses and retains the fundamental requirements in the previous FASB guidance that the acquisition method of accounting be used for all business combinations and for an acquirer to be identified for each business combination. This guidance defines the acquirer as the entity that obtains control of one or more businesses in the business combination and establishes the acquisition date as the date the acquirer achieves control. This guidance is applicable prospectively to business combinations for which the acquisition date is on or after the beginning of the first annual reporting period beginning on or after December 15, 2008. Earlier application is prohibited. The Company adopted this guidance effective January 1, 2009. On the date of adoption, there was no impact to the Company’s financial position or results of operations. The Company will apply this guidance prospectively to any business combination on or after January 1, 2009.

In December 2007, the FASB issued guidance under FASB ASC 810, Consolidation. The objective of this guidance is to improve the relevance, comparability, and transparency of the financial information that a reporting entity provides in its consolidated financial statements by establishing accounting and reporting standards for the non-controlling interest in a subsidiary and for the deconsolidation of a subsidiary. This guidance also amends certain consolidation procedures prescribed by previous guidance, for consistency with the requirements of earlier preceding guidance. This guidance is effective for fiscal years, and interim periods within those fiscal years, beginning on or after December 15, 2008. The Company adopted this guidance effective January 1, 2009. The required presentation of non-controlling interests is reflected in the consolidated financial statements. As a result of the adoption of this guidance, the Company reclassified $3,918, $4,659 and $10,760 from other liabilities to equity as of December 31, 2008, 2007 and 2006, respectively, representing the non-controlling interest of Suffolk and NSLAC. See note 1 for further discussion on the minority interest in Suffolk and NSLAC. The accounting requirements of this guidance will be applied to any transactions involving non-controlling interests on or after January 1, 2009.

In February 2007, the FASB issued guidance under FASB ASC 825, Financial Instruments. This guidance permits an entity to measure certain financial assets and liabilities at fair value. The objective of this guidance is to improve financial reporting by providing entities with the opportunity to mitigate volatility in reported earnings caused by measuring related assets and liabilities differently without having to apply complex hedge accounting provisions. This guidance is expected to expand the use of fair value measurement, which is consistent with the FASB’s long-term measurement objectives for accounting for financial instruments. This guidance also establishes presentation and disclosure requirements designed to facilitate comparisons between entities that choose different measurement attributes for similar types of assets and liabilities. This guidance does

THE OHIO NATIONAL LIFE INSURANCE COMPANY
AND SUBSIDIARIES
(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)
Notes to Consolidated Financial Statements
December 31, 2009, 2008 and 2007
(Dollars in thousands)
not affect any existing accounting literature that requires certain assets and liabilities to be carried at fair value. In addition, this guidance does not establish requirements for recognizing and measuring dividend income, interest income or interest expense, nor does it eliminate disclosure requirements included in other accounting standards. This guidance is effective for the fiscal year beginning after November 15, 2007. The Company did not apply this guidance to any existing financial assets or liabilities as of January 1, 2008 other than those already prescribed, such as securities available for sale, securities identified in trading portfolios and certain derivatives and hedging activity that the Company participates in. Consequently, the initial adoption of this guidance did not have any impact on the Company’s results of operations or financial position. The Company will assess prospectively the impact this guidance has for new financial assets and liabilities.

In September 2006, the FASB issued guidance under FASB ASC 715-20, Compensation – Defined Benefit Plans. This guidance requires an employer to: (a) recognize an asset for the funded status, measured as the difference between the fair value of plan assets and the benefit obligation, of defined benefit postretirement plans that are over funded and a liability for plans that are under funded, measured as of the employer’s fiscal year end; and (b) recognize changes in the funded status of defined benefit postretirement plans, other than for the net periodic benefit cost included in net income, in accumulated other comprehensive income. This guidance for pension plans further requires that the funded status be based on the projected benefit obligation. The provisions of previous guidance in measuring plan assets and benefit obligations and in determining the amount of net periodic benefit cost continue to apply upon initial and subsequent application of this guidance. This guidance was adopted as of December 31, 2007 and resulted in a reduction in the balance of the accumulated other comprehensive income component of equity of $1,860, net of tax of $1,001 at December 31, 2007.
(3)	Basis of Presentation

The accompanying consolidated financial statements have been prepared in accordance with U.S. GAAP, which differs from statutory accounting practices prescribed or permitted by regulatory authorities. Annual Statements for ONLIC, ONLAC, NSLAC and MONT, filed with their respective insurance departments, are prepared on a basis of accounting practices prescribed or permitted by such regulatory authority in their respective states of domicile. Prescribed statutory accounting practices include a variety of publications of the National Association of Insurance Commissioners (NAIC), as well as state laws, regulations and general administrative rules. Permitted statutory accounting practices encompass all accounting practices not prescribed. The 2009 statutory results are unaudited as of the date of this report.

ONLIC does not have any permitted statutory accounting practices as of December 31, 2009.

ONLIC received approval from the Ohio Insurance Department regarding the use of two permitted practices in its statutory financial statements as of December 31, 2008. The first permitted practice relates to the statutory accounting for deferred income taxes. Specifically, this permitted practice modifies the accounting for deferred income taxes prescribed by the NAIC by increasing the realization period for deferred tax assets from one year to three years and increasing the asset recognition limit from 10% to 15%

THE OHIO NATIONAL LIFE INSURANCE COMPANY
AND SUBSIDIARIES
(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)
Notes to Consolidated Financial Statements
December 31, 2009, 2008 and 2007
(Dollars in thousands)
of adjusted statutory capital and surplus. The benefits of this permitted practice may not be considered by the Company when determining surplus available for dividends. The second permitted practice relates to the statutory reserving requirements for variable annuities with guaranteed living benefit riders. Specifically, this permitted practice allows the Company to calculate its reserves for variable annuities that provide guaranteed living benefits using the asset adequacy analysis requirements from the NAIC Actuarial Guideline 34 (AG34) instead of the method prescribed by the NAIC in Actuarial Guideline 39 (AG39). These permitted practices resulted in an increase to the Company’s statutory surplus of $32.3 million as of December 31, 2008. The effects of these permitted practices are included in the 2008 statutory amounts shown below.

The Company’s Ohio domiciled life insurance subsidiary ONLAC does not have any permitted statutory accounting practices as of December 31, 2009.

ONLIC received approval from the Ohio Insurance Department regarding the use of one permitted practice in the statutory financial statements of ONLAC, as of December 31, 2008. This permitted practice relates to the statutory accounting for deferred income taxes. Specifically, this permitted practice modifies the accounting for deferred income taxes prescribed by the NAIC by increasing the realization period for deferred tax assets from one year to three years and increasing the asset recognition limit from 10% to 15% of adjusted statutory capital and surplus. The benefits of this permitted practice may not be considered by the Company when determining surplus available for dividends. This permitted practice resulted in an increase to the ONLAC’s statutory surplus of $27.9 million as of December 31, 2008. The effect of this permitted practice is included in the 2008 statutory amounts shown below.

The Company has received approval from the Vermont Insurance Department regarding the use of a permitted practice in the statutory financial statements of its Vermont-domiciled captive life insurance subsidiary MONT, as of December 19, 2008. The Company was given approval by the Vermont Commissioner of Insurance to recognize as an admitted asset a letter of credit used to fund the Company’s reinsurance obligations to the ceding companies. Under NAIC statutory accounting principles, the letter of credit would not be treated as an admitted asset. There is no difference in net loss between NAIC statutory accounting practices and practices permitted by the Vermont Department. MONT is continuing to use this statutory permitted practice as of December 31, 2009.

NSLAC has no permitted statutory accounting practices.

The combined statutory basis net income (loss) of ONLIC, ONLAC, NSLAC and MONT after intercompany eliminations, was $36,260, $(232,940) and $43,379 for the years ended December 31, 2009, 2008 and 2007, respectively. The combined statutory basis capital and surplus of ONLIC, ONLAC, NSLAC and MONT after intercompany eliminations was $816,716 and $757,192, as of December 31, 2009 and 2008, respectively. The primary reasons for the differences between equity and net income (loss) on a GAAP basis versus capital and surplus and net income (loss) on a statutory basis are that, for GAAP reporting purposes: (1) the costs related to acquiring business, principally commissions and certain policy issue expenses, are amortized over the period benefited rather than charged to income in the year incurred; (2) future policy benefit reserves are based on anticipated Company experience for lapses,

THE OHIO NATIONAL LIFE INSURANCE COMPANY
AND SUBSIDIARIES
(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)
Notes to Consolidated Financial Statements
December 31, 2009, 2008 and 2007
(Dollars in thousands)
mortality and investment yield, rather than statutory mortality and interest requirements, without consideration of withdrawals; (3) investments in fixed maturity available-for-sale securities are carried at fair value rather than amortized cost; (4) the asset valuation reserve and interest maintenance reserve are not recorded; (5) Separate Account seed money is classified as a trading security recorded at fair value as opposed to a component of Separate Account assets; (6) the fixed maturity securities that are related to NSLAC’s funds withheld reinsurance arrangement are classified as trading securities recorded at fair value as opposed to amortized cost; (7) changes in deferred taxes are recognized in operations; (8) the costs of providing defined pension benefits include nonvested participants; (9) the costs of providing postretirement benefits include nonvested participants; (10) there is a presentation of other comprehensive income and comprehensive income; (11) consolidation for GAAP is based on whether the Company has voting control, or for certain variable interest entities, has the majority of the entity’s expected losses and/or expected residual returns while for statutory, consolidation is not applicable; and (12) surplus notes are presented as part of notes payable within liabilities and are not presented as a component of capital and surplus.

THE OHIO NATIONAL LIFE INSURANCE COMPANY
AND SUBSIDIARIES
(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)
Notes to Consolidated Financial Statements
December 31, 2009, 2008 and 2007
(Dollars in thousands)
(4)	Comprehensive Income

Comprehensive income includes net income as well as certain items that are reported directly within the separate components of stockholder’s equity that are not recorded in net income (other comprehensive income (loss)). The related before and after income tax amounts of other comprehensive income (loss) for the years ended December 31 were as follows:

	2009	2008	2007
Foreign currency translation adjustment	$28	15	629
Pension liability adjustment, net of tax	2,791	(10,196)	156
Unrealized gains (losses) on securities available-for-sale arising during the period:
Net of adjustment to deferred policy acquisition costs and future policy benefits and claims	337,078	(437,380)	(51,834)
Related income tax (expense) benefit	(117,949)	153,216	18,165

	221,948	(294,345)	(32,884)

Less:
Reclassification adjustment for:
Net (losses) gains on securities available-for-sale realized during the period:
Gross	(50,923)	(5,322)	4,752
Related income tax benefit (expense)	17,823	1,863	(1,663)

	(33,100)	(3,459)	3,089

Other comprehensive income (loss)	$255,048	(290,886)	(35,973)

(5)	Fair Value Measurements

ASC 820 – Transition

As described in note 2(p), the Company adopted ASC 820 effective January 1, 2008. The Company applied the provisions of ASC 820 prospectively to financial instruments that are recorded at fair value, including its GMIB reinsurance contract that is accounted for as a freestanding derivative and embedded derivatives on variable annuities with GMAB and GMWB riders. Prior to January 1, 2008, the Company used the guidance prescribed in ASC 815 and other related literature on fair value which represented the amount for which a financial instrument could be exchanged in a current transaction between knowledgeable, unrelated willing parties.

THE OHIO NATIONAL LIFE INSURANCE COMPANY
AND SUBSIDIARIES
(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)
Notes to Consolidated Financial Statements
December 31, 2009, 2008 and 2007
(Dollars in thousands)
Fair Value Hierarchy

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Company uses various methods including market, income and cost approaches. The Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs.

The Company categorizes its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Company categorizes financial assets and liabilities recorded at fair value on the consolidated balance sheet as follows:
•	Level 1 – Unadjusted quoted prices accessible in active markets for identical assets or liabilities at the measurement date. The types of assets and liabilities utilizing Level 1 valuations include money market funds and bank deposits, and exchange derivatives.

•	Level 2 – Unadjusted quoted prices for similar assets or liabilities in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means. The types of assets and liabilities utilizing Level 2 valuations generally include U.S. Government agency securities, municipal bonds, certain mortgage-backed securities (MBSs), certain corporate debt, certain private placements, certain equity securities, certain foreign government debt securities, and certain derivatives.

•	Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs. Generally, the types of assets and liabilities utilizing Level 3 valuations are certain mortgage-backed securities, certain corporate debt, and certain derivatives, including embedded derivatives associated with living benefit contracts.

THE OHIO NATIONAL LIFE INSURANCE COMPANY
AND SUBSIDIARIES
(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)
Notes to Consolidated Financial Statements
December 31, 2009, 2008 and 2007
(Dollars in thousands)
The following table presents the Company’s hierarchy for its assets and liabilities measured at fair value on a recurring basis as of December 31, 2009:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Securities available-for-sale:
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S. government	$—	83,655		83,655
Obligations of states and political subdivisions	—	63,698	—	63,698
Debt securities issued by foreign governments	—	4,543	—	4,543
Corporate securities	—	3,684,790	21,285	3,706,075
Mortgage-backed securities	—	1,507,702	67,967	1,575,669
Equity securities	—	30,102	—	30,102

Trading securities:
Fixed maturity corporate securities	—	13,403	—	13,403
Equity securities	—	6,320	—	6,320
Other long-term investments:
Derivative instruments	1,051	10,316	—	11,367
Short-term investments	—	594,793	—	594,793

Other assets:
Cash	30,484	150,394	—	180,878
Reinsurance recoverable:
GMIB reinsurance derivative	—	—	135,051	135,051
Assets held in separate accounts	—	9,490,858	—	9,490,858

Total assets	$31,535	15,640,574	224,303	15,896,412

Liabilities:
GMAB/GMWB embedded derivatives	$—	—	6,640	6,640
Derivative instruments	3,329	—	—	3,329
GMIB reinsurance derivative	—	—	32,479	32,479

Total liabilities	$3,329	—	39,119	42,448

THE OHIO NATIONAL LIFE INSURANCE COMPANY
AND SUBSIDIARIES
(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)
Notes to Consolidated Financial Statements
December 31, 2009, 2008 and 2007
(Dollars in thousands)
The following table presents the Company’s hierarchy for its assets and liabilities measured at fair value on a recurring basis as of December 31, 2008:

	Level 1	Level 2	Level 3	Total

Assets

Investments

Securities available-for-sale:
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S. government	$—	95,452	—	95,452
Federal agency issued securities	—	133,302	—	133,302
Obligations of states and political subdivisions	—	37,192	—	37,192
Debt securities issued by foreign governments	—	4,781	—	4,781
Corporate securities	—	3,274,544	6,764	3,281,308
Mortgage-backed securities	—	1,168,210	64,817	1,233,027
Equity securities	—	28,903	—	28,903
Trading securities:
Fixed maturity corporate securities	—	2,850	—	2,850
Equity securities	—	4,972	—	4,972
Other long-term investments:
Derivative instruments	—	14,334	—	14,334
Short-term investments	—	264,554	—	264,554

Other assets
Cash	(56,596)	322,998	—	266,402
Reinsurance recoverable:
GMIB reinsurance derivative	—	—	272,314	272,314
Assets held in Separate Accounts	—	5,672,490	—	5,672,490

Total Assets	$(56,596)	11,024,582	343,895	11,311,881

Liabilities
GMAB/GMWB embedded derivatives	$—	—	15,334	15,334

Total liabilities	$—	—	15,334	15,334

THE OHIO NATIONAL LIFE INSURANCE COMPANY
AND SUBSIDIARIES
(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)
Notes to Consolidated Financial Statements
December 31, 2009, 2008 and 2007
(Dollars in thousands)
Determination of fair values

The valuation methodologies used to determine the fair values of assets and liabilities under the “exit price” notion of FASB ASC 820, Fair Value Measurements and Disclosures, reflect market-participant objectives and are based on the application of the fair value hierarchy that prioritizes observable market inputs over unobservable inputs. The Company determines the fair values of certain financial assets and financial liabilities based on quoted market prices, where available. The Company also determines fair value based on future cash flows discounted at the appropriate current market rate. Fair values reflect adjustments for counterparty credit quality, the Company’s credit standing, liquidity and, where appropriate, risk margins on unobservable parameters. The following is a discussion of the methodologies used to determine fair values for the financial instruments listed in the above tables.

Cash

Cash is considered Level 1 as it is the functional currency in the U.S. and is the most liquid form of an asset and not subject to valuation fluctuations. The Company holds investments in repurchase agreements that are considered to be cash equivalents as defined in note 2(j). The Company classifies the fair values of investments held in repurchase agreements as Level 2 since the value is based on market observable data.

Short-Term Investments

Short-term investments include fixed maturity securities that mature in less than one year. The majority of short-term investments are valued in the same manner as the fixed maturity securities noted below.

Fixed Maturity and Equity Securities

As discussed in note 2(a), fair value of fixed maturity and marketable equity securities is generally obtained from independent pricing services based on reported trades for identical or similar securities. If there are no recent reported trades, the third party pricing services may use matrix or model processes to develop a security price where future cash flow expectations are developed based on collateral performance and discounted at an estimated market rate. Included in the pricing of asset-backed securities, collateralized mortgage obligations, and mortgage-backed securities are estimates of the rate of future prepayments of principal over the remaining life of the securities. Such estimates are derived based on the characteristics of the underlying structure and prepayment speeds previously experienced at the interest rate levels projected for the underlying collateral. Since these fair values have been priced using market observable inputs that are obtained by the independent pricing services, the Company has classified these fair values within Level 2. In some instances the independent pricing service will price securities using independent broker quotations which utilize inputs that may be difficult to corroborate with observable market data and may be Nonbinding quotes. The Company has classified these fair values within Level 3.

As discussed in note 2(a), fixed maturity securities not priced by independent services are generally priced using an internal pricing matrix. The internal pricing matrix is developed by obtaining spreads for corporate securities with varying weighted average lives and bond ratings. The weighted average life and bond rating of a particular fixed maturity security to be priced using the internal matrix are important

THE OHIO NATIONAL LIFE INSURANCE COMPANY
AND SUBSIDIARIES
(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)
Notes to Consolidated Financial Statements
December 31, 2009, 2008 and 2007
(Dollars in thousands)
inputs into the model and are used to determine a corresponding spread that is added to the appropriate U.S. Treasury yield to create an estimated market yield for that bond. The estimated market yield is then used to estimate the fair value of the particular fixed maturity security. Since the inputs used for the internal pricing matrix are observable market data, the Company has classified these fair values within Level 2.

Derivative Instruments

As discussed in note 7, the Company currently enters into equity futures, currency futures and equity put options to economically hedge liabilities embedded in certain variable annuity products. The equity put options are valued using pricing models with inputs that are observable in the market or can be derived principally from or corroborated by observable market data. The Company has classified these fair values as Level 2.

GMIB Reinsurance and GMAB and GMWB Embedded Derivatives

The fair value for the GMIB reinsurance derivative is estimated using the present value of future claims minus the present value of future premiums using actuarial and capital market assumptions related to the projected cash flows over the expected lives of the contracts. A risk neutral valuation methodology is used under which the cash flows from the riders are projected under multiple capital market scenarios using observable risk free rates. The valuation of this reinsurance derivative now includes an adjustment for the counterparty’s nonperformance risk and risk margins for noncapital market inputs. The counterparty’s credit adjustment is determined taking into consideration publicly available information relating to the counterparty’s debt and claims paying ability. Risk margins are established to capture the noncapital market risk of the instrument which represent the additional compensation a market participant would require to assume the risks related to the uncertainties of such actuarial assumptions as annuitization, mortality, and lapses. The establishment of risk margins requires the use of significant management judgment. Market conditions including, but not limited to, changes in interest rates, equity indices, market volatility and foreign currency exchange rates; changes in the counterparty’s credit standing; and variations in actuarial assumptions regarding policyholder behavior and risk margins related to noncapital market inputs may result in significant fluctuations in the estimated fair value of the riders that could materially affect net income.

The Company also issues certain variable annuity products with guaranteed minimum benefit riders. GMAB and GMWB riders are embedded derivatives which are measured at estimated fair value separately from the host variable annuity contract. For GMAB and GMWB embedded derivatives, the same valuation methodology is applied per above except the fair value for these riders is estimated using the Company’s nonperformance risk in the credit adjustment to the present value of the future cash flows.

The fair value of these derivatives are modeled using significant unobservable policyholder behavior inputs, such as lapses, fund selection, resets and withdrawal utilization, and risk margins. As a result, the GMIB reinsurance, and GMAB and GMWB embedded derivatives are categorized as Level 3.

THE OHIO NATIONAL LIFE INSURANCE COMPANY
AND SUBSIDIARIES
(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)
Notes to Consolidated Financial Statements
December 31, 2009, 2008 and 2007
(Dollars in thousands)
Separate Account Assets

Separate account assets are recorded at fair value based primarily on market quotations of the underlying securities. The underlying securities are mutual funds that are fair valued using the reported net asset value. The Company classifies the separate account assets valuation as Level 2 since the net asset value is calculated using market observable data and the mutual funds are restricted to variable annuity policyholders.

Assets and Liabilities Measured at Fair Value on a Recurring Basis Using Significant Unobservable Inputs (Level 3)

The table below summarizes the reconciliation of the beginning and ending balances and related changes for fair value measurements for which significant unobservable inputs were used in determining each instrument’s fair value for the year ended December 31, 2009:

							Change in
				Activity			unrealized
				during			gains/(losses)
				the period			in earnings
		Net investment gain/(loss)		(Purchases			attributable
		In earnings		issuances,	Transfers		to assets still
	Beginning	(realized and	Unrealized	sales and	in/(out) of	Ending	held at the
	balance	unrealized)[1]	in OCI[2]	settlements)	level 3	balance	reporting date
Assets:
Investments:
Securities available for sale:
Fixed maturity securities Corporate securities	$6,764	24	4,001	(2,027)	12,522	21,285	24
Mortgage-backed securities	64,817	(5,851)	11,252	(7,969)	5,718	67,967	(5,665)

Total investments	71,581	(5,827)	15,253	(9,995)	18,240	89,252	(5,641)

Other assets:
GMIB reinsurance	267,712	(132,661)	—	—	—	135,051	(132,661)

Total assets	$339,293	(138,488)	15,253	(9,995)	18,240	224,303	(138,302)

Liabilities:
GMAB/GMWB embedded derivative	$15,334	8,694	—	—	—	6,640	8,694
GMIB reinsurance	(4,602)	(37,081)	—	—	—	32,479	(37,081)

Total liabilities	$10,732	(28,387)	—	—	—	39,119	(28,387)

1	Net realized investment gains and losses included in earnings reflect gains/(losses) on sales of financial instruments, changes in fair value of other assets and liabilities, other-than-temporary impairments, amortization and accretion of premiums or discounts, and derivative settlement activity.

2	Unrealized investment gains and losses recorded in other comprehensive income include changes in market value of certain instruments.

THE OHIO NATIONAL LIFE INSURANCE COMPANY
AND SUBSIDIARIES
(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)
Notes to Consolidated Financial Statements
December 31, 2009, 2008 and 2007
(Dollars in thousands)
The table below summarizes the reconciliation of the beginning and ending balances and related changes for fair value measurements for which significant unobservable inputs were used in determining each instrument’s fair value for the year ended December 31, 2008:

							Change in
				Activity			unrealized
				during			gains/(losses)
				the period			in earnings
		Net investment gain/(loss)		(Purchases			attributable
		In earnings		issuances,	Transfers		to assets still
	Beginning	(realized and	Unrealized	sales and	in/(out) of	Ending	held at the
	balance	unrealized)[1]	in OCI[2]	settlements)	level 3	balance	reporting date
Assets:
Investments:
Securities available for sale:
Fixed maturity securities Corporate securities	$30,176	(5,279)	(6,838)	(3,429)	(7,866)	6,764	(5,279)
Mortgage-backed securities	104,350	(9,979)	(12,142)	(11,194)	(6,218)	64,817	(8,883)

Total investments	134,526	(15,258)	(18,980)	(14,623)	(14,084)	71,581	(14,162)

Other assets:
GMIB reinsurance	4,553	282,153	—	(14,392)	—	272,314	282,153

Total assets	$139,079	266,895	(18,980)	(29,015)	(14,084)	343,895	267,991

Liabilities:
GMAB/GMWB embedded derivative	$2,001	(13,333)	—	—	—	15,334	(13,333)

Total liabilities	$2,001	(13,333)	—	—	—	15,334	(13,333)

1	Net realized investment gains and losses included in earnings reflect gains/(losses) on sales of financial instruments, changes in fair value of other assets and liabilities, other-than-temporary impairments, amortization and accretion of premiums or discounts, and derivative settlement activity.

2	Unrealized investment gains and losses recorded in other comprehensive income include changes in market value of certain instruments.
Level 3 Asset Transfers

The Company will review its fair value hierarchy classifications annually. Changes in the observability of significant valuation inputs identified during these reviews may trigger reclassification of fair value hierarchy levels of financial assets and liabilities. As a result, a net of $18,240 was transferred into level 3 at December 31, 2009 and a net of $14,084 was transferred out of level 3 at December 31, 2008.

Fair Value Measurement on a Nonrecurring Basis

In 2009, the Company impaired two fixed maturity held-to-maturity securities and one mortgage loan on real estate. The valuation techniques involved significant unobservable market inputs such as internal liquidation analysis and models. In 2008, there were no items measured at fair value on a nonrecurring basis.

THE OHIO NATIONAL LIFE INSURANCE COMPANY
AND SUBSIDIARIES
(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)
Notes to Consolidated Financial Statements
December 31, 2009, 2008 and 2007
(Dollars in thousands)

					Total
	December 31, 2009				realized
	Level 1	Level 2	Level 3	Total	losses
Assets
Investments
Fixed maturity held-to-maturity securities at amortized cost	$ —	—	2,825	2,825	(2,675)
Mortgage loans on real estate, net	—	—	1,700	1,700	631

Total assets	$ —	—	4,525	4,525	(2,044)

Financial Instruments Not Carried at Fair Value

FASB ASC 825, Financial Instruments, requires additional disclosure of the fair value information about existing on- and off-balance sheet financial instruments. ASC 825 excludes certain assets and liabilities, including insurance contracts, other than policies such as annuities that are classified as investment contracts, from its disclosure requirements. The Company’s assets and liabilities subject to ASC 825 disclosure that have not been presented at fair value in the ASC 820 tables above are presented in the table below as follows:

	As of December 31, 2009		As of December 31, 2008
	Carrying	Estimated	Carrying	Estimated
	value	fair value	value	fair value
Assets:
Fixed maturity held-to-maturity securities	$718,483	758,457	735,134	686,984
Mortgage loans on real estate	1,265,962	1,300,894	1,359,015	1,380,013
Policy loans	299,529	337,078	266,630	317,211

Liabilities
Investment contracts	$4,171,129	4,382,231	4,112,013	4,151,009
Policyholders’ dividend accumulations and other policyholder funds	89,871	89,871	63,491	63,491
Notes payable	105,394	104,804	105,358	92,601

THE OHIO NATIONAL LIFE INSURANCE COMPANY
AND SUBSIDIARIES
(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)
Notes to Consolidated Financial Statements
December 31, 2009, 2008 and 2007
(Dollars in thousands)
In estimating the fair value for financial instruments, the Company used the following methods and assumptions:

Fixed maturity held-to-maturity securities – The fair value for fixed maturity held-to-maturity securities is generally determined from quoted market prices traded in the public marketplace. For fixed maturity held-to-maturity securities not actively traded, or in the case of private placements, fair value is estimated by discounting expected future cash flows using a current market rate applicable to the yield, credit quality and duration of investments.

Mortgage Loans on Real Estate — The fair value for mortgage loans on real estate is estimated using discounted cash flow analyses, using interest rates currently being offered for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations.

Policy loans – The fair value for policy loans were estimated using discounted cash flow calculations.

Investment contracts – The fair value for the Company’s liabilities under investment type contracts is estimated using one of two methods. For investment contracts without defined maturities, fair value is the amount payable on demand, net of certain surrender charges. For investment contracts with known or determined maturities, fair value is estimated using discounted cash flow analyses. Cash flows are discounted at a rate that reflects the nonperformance risk of the Company.

Policyholders’ dividend accumulations and other policyholder funds – The carrying amount reported in the consolidated balance sheets for these instruments approximates their fair value.

Notes Payable — The fair value for notes payable was determined by discounting the scheduled cash flows of the notes using a market rate applicable to the yield, credit quality and maturity of similar debt instruments.

THE OHIO NATIONAL LIFE INSURANCE COMPANY
AND SUBSIDIARIES
(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)
Notes to Consolidated Financial Statements
December 31, 2009, 2008 and 2007
(Dollars in thousands)
(6)	Investments

Analyses of investment income and realized gains (losses) by investment type follows for the years ended December 31:

	Investment income
	2009	2008	2007
Gross investment income:
Securities available-for-sale:
Fixed maturity securities	$349,408	362,950	374,981
Equity securities	1,284	1,116	1,265
Fixed maturity trading securities	381	169	215
Fixed maturity held-to-maturity securities	52,586	50,167	46,341
Mortgage loans on real estate	87,516	93,890	95,057
Real estate	476	583	658
Policy loans	17,200	15,814	14,018
Short-term investments	3,507	4,600	2,753
Other long-term investments	(748)	(47)	3,621

Total gross investment income	511,610	529,242	538,909

Interest expense	(8,384)	(8,384)	(8,261)
Other investment expenses	(10,827)	(6,250)	(5,819)

Net investment income	$492,399	514,608	524,829

THE OHIO NATIONAL LIFE INSURANCE COMPANY
AND SUBSIDIARIES
(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)
Notes to Consolidated Financial Statements
December 31, 2009, 2008 and 2007
(Dollars in thousands)

	Realized gains (losses) on investments
	2009	2008	2007
Securities available-for-sale:
Fixed maturity securities	$(38,020)	(121,463)	(4,438)
Equity securities	(789)	(692)	296
Fixed maturity held-to-maturity securities	(6,024)	(8,695)	(51)
Mortgage loans on real estate	(766)	—	—
Derivative instruments	(39,075)	—	—
Real estate	(121)	(353)	(77)

Total realized losses on investments	(84,795)	(131,203)	(4,270)

Change in valuation allowances for mortgage loans on real estate	(298)	(320)	(169)

Net realized losses on investments	$(85,093)	(131,523)	(4,439)

Realized losses on investments, as shown in the table above, include write-downs for OTI of $39,284, $144,938 and $9,142 for the years ended December 31, 2009, 2008 and 2007, respectively. As of December 31, 2009, fixed maturity securities with a carrying value of $135,955, which had a cumulative write-down of $74,533 due to OTI, remained in the Company’s investment portfolio.

The following table summarizes other-than-temporary impairments by asset type for the year ended December 31, 2009:

	OTI	OCI	Earnings
Fixed maturity securities:
Corporate securities	$30,752	826	29,926
Mortgage-backed securities	55,518	46,160	9,358

Total other-than-temporary impairment losses	$86,270	46,986	39,284

The following table summarizes total other-than-temporary impairments by asset type for the years ended December 31:

THE OHIO NATIONAL LIFE INSURANCE COMPANY
AND SUBSIDIARIES
(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)
Notes to Consolidated Financial Statements
December 31, 2009, 2008 and 2007
(Dollars in thousands)

	2008	2007
Fixed maturity securities:
Corporate securities	$134,588	5,280
Mortgage-backed securities	10,350	3,862

Total other-than-temporary impairment losses	$144,938	9,142

The following table summarizes the cumulative amounts related to the Company’s credit loss portion of the other-than-temporary impairment losses on fixed maturity securities held as of December 31, 2009 that the Company does not intend to sell and it is not more likely than not that the Company will be required to sell the security prior to recovery of the amortized cost basis and for which the non-credit portion of the loss is included in other comprehensive income:

Cumulative credit loss as of January 1, 2009	$142,682
New credit losses	16,567
Incremental credit losses on securities included in the fiscal year 2009 beginning balance	11,974

Subtotal	171,223

Less:
Losses related to securities included in the fiscal year 2009 beginning balance sold or paid down during the period	96,690

Cumulative credit loss as of December 31, 2009	$74,533

Amortized cost and estimated fair value of fixed maturity available-for-sale, trading, and held-to-maturity securities and equity available for sale and trading securities were as follows:

THE OHIO NATIONAL LIFE INSURANCE COMPANY
AND SUBSIDIARIES
(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)
Notes to Consolidated Financial Statements
December 31, 2009, 2008 and 2007
(Dollars in thousands)

	December 31, 2009
		Gross	Gross
	Amortized	unrealized	unrealized	Estimated
	cost	gains	losses	fair value
Securities available-for-sale:
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S. government	$79,324	4,373	(42)	83,655
Obligations of states and political subdivisions	64,378	1,482	(2,162)	63,698
Debt securities issued by foreign governments	4,074	469	—	4,543
Corporate securities	3,644,426	170,492	(108,843)	3,706,075
Mortgage-backed securities	1,687,527	43,215	(155,073)	1,575,669

Total fixed maturity securities	$5,479,729	220,031	(266,120)	5,433,640

Equity securities	$26,353	3,834	(85)	30,102

Trading securities:
Fixed maturity Securities:
Obligations of states and political subdivisions	$302	6	—	308
Corporate securities	10,925	506	(47)	11,384
Mortgage-backed securities	1,705	8	(2)	1,711

Total fixed maturity securities	$12,932	520	(49)	13,403

Equity securities	$7,293	—	(973)	6,320

Fixed maturity held-to-maturity securities:
Obligations of states and political subdivisions	$2,090	280	—	2,370
Debt securities issued by foreign governments	1,000	—	—	1,000
Corporate securities	715,293	43,580	(3,886)	754,987
Mortgage-backed securities	100	—	—	100

Total held-to-maturity	$718,483	43,860	(3,886)	758,457

THE OHIO NATIONAL LIFE INSURANCE COMPANY
AND SUBSIDIARIES
(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)
Notes to Consolidated Financial Statements
December 31, 2009, 2008 and 2007
(Dollars in thousands)

	December 31, 2008
		Gross	Gross
	Amortized	unrealized	unrealized	Estimated
	cost	gains	losses	fair value
Securities available-for-sale:
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S. government	$89,652	6,265	(465)	95,452
Federal agency issued securities[1]	132,760	542	—	133,302
Obligations of states and political subdivisions	36,854	1,477	(1,139)	37,192
Debt securities issued by foreign governments	4,328	570	(117)	4,781
Corporate securities	3,755,454	90,002	(564,148)	3,281,308
Mortgage-backed securities	1,415,332	33,468	(215,773)	1,233,027

Total fixed maturity securities	$5,434,380	132,324	(781,642)	4,785,062

Equity securities	$25,985	2,927	(9)	28,903

Trading securities:
Fixed maturity corporate securities	$3,058	72	(280)	2,850

Equity securities	$7,736	—	(2,764)	4,972

Fixed maturity held-to-maturity securities:
Obligations of states and political subdivisions	$2,150	—	(106)	2,044
Debt securities issued by foreign governments	1,000	—	—	1,000
Corporate securities	731,470	8,673	(56,681)	683,462
Mortgage-backed securities	514	3	(39)	478

Total held-to-maturity	$735,134	8,676	(56,826)	686,984

[1]	Federal agency issued securities are not backed by the full faith and credit of the U.S. Government.

THE OHIO NATIONAL LIFE INSURANCE COMPANY
AND SUBSIDIARIES
(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)
Notes to Consolidated Financial Statements
December 31, 2009, 2008 and 2007
(Dollars in thousands)
The components of unrealized losses on securities available-for-sale, net, were as follows as of December 31:

	2009	2008
Net unrealized losses, before adjustments and taxes	$(42,340)	(646,400)
Less:
Unrealized gains (losses) related to Closed Block	2,910	(35,936)
Adjustment to future policy benefits and claims	418	—
Adjustment to deferred policy acquisition costs	(17,793)	(199,120)
Deferred federal income taxes	(9,277)	(143,238)

Net unrealized losses	$(18,598)	(268,106)

An analysis of the change in net unrealized gains (losses), before adjustments and taxes, on securities available-for-sale is as follows for the years ended December 31:

	2009	2008	2007
Securities available-for-sale:
Fixed maturity securities	$603,229	(679,064)	(90,164)
Equity securities	831	(48)	(510)

Change in net unrealized gains (losses)	$604,060	(679,112)	(90,674)

The following table summarizes the Company’s accumulated other comprehensive losses recognized on fixed maturity securities which have credit losses in earnings, before federal income taxes, for the year ended December 31:

2009
Cummulative effect of change in accounting principle	$5,177
2009 OTI losses recognized in other comprehensive income	46,986

Total	$52,163

The Company’s practice is to disclose in the table above the non-credit portion of the other-than-temporary impairment losses recognized in accumulated other comprehensive income.

The amortized cost and estimated fair value of fixed maturity securities available-for-sale, trading and held-to-maturity as of December 31, 2009, by contractual maturity, are shown below. Expected maturities

THE OHIO NATIONAL LIFE INSURANCE COMPANY
AND SUBSIDIARIES
(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)
Notes to Consolidated Financial Statements
December 31, 2009, 2008 and 2007
(Dollars in thousands)
will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties. Mortgage-backed securities are classified based on the last payment date of the underlying mortgage loans with the longest contractual duration as of December 31, 2009.

	Fixed maturity securities
	Available-for-sale		Trading		Held-to-maturity
	Amortized	Estimated	Amortized	Estimated	Amortized	Estimated
	cost	fair value	cost	fair value	cost	fair value
Due in one year or less	$239,558	242,014	7,023	7,265	30,666	31,141
Due after one year through five years	1,465,257	1,480,466	5,427	5,639	237,197	250,695
Due after five years through ten years	1,957,769	1,926,183	482	499	328,007	339,591
Due after ten years	1,817,145	1,784,977	—	—	122,613	137,030

Total	$5,479,729	5,433,640	12,932	13,403	718,483	758,457

The following tables present the estimated fair value and gross unrealized loss of the Company’s fixed maturity (aggregated by sector) and equity securities in an unrealized loss position, aggregated by length of time that the securities have been in a continuous unrealized loss position at:

	December 31, 2009
	Less than 12 months		12 months or longer		Total
	Estimated	Unrealized	Estimated	Unrealized	Estimated	Unrealized
	fair value	losses	fair value	losses	fair value	losses
U.S. Treasury securities and obligations of U.S. government	$9,555	(42)	—	—	9,555	(42)
Obligations of states and political subdivisions	23,682	(514)	13,254	(1,648)	36,936	(2,162)
Corporate securities	455,674	(11,917)	901,162	(100,859)	1,356,836	(112,776)
Mortgage-backed securities	258,300	(8,715)	526,885	(146,360)	785,185	(155,075)

Total fixed maturity securities	747,211	(21,188)	1,441,301	(248,867)	2,188,512	(270,055)

Equity securities	222	(81)	15	(4)	237	(85)

Total	$747,433	(21,269)	1,441,316	(248,871)	2,188,749	(270,140)

THE OHIO NATIONAL LIFE INSURANCE COMPANY
AND SUBSIDIARIES
(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)
Notes to Consolidated Financial Statements
December 31, 2009, 2008 and 2007
(Dollars in thousands)

	December 31, 2008
	Less than 12 months		12 months or longer		Total
	Estimated	Unrealized	Estimated	Unrealized	Estimated	Unrealized
	fair value	losses	fair value	losses	fair value	losses
U.S. Treasury securities and obligations of U.S. government	$14,545	(465)	—	—	14,545	(465)
Obligations of states and political subdivisions	19,530	(1,245)	—	—	19,530	(1,245)
Debt securities issued by foreign governments	1,128	(117)	—	—	1,128	(117)
Corporate securities	1,790,624	(282,262)	988,025	(338,847)	2,778,649	(621,109)
Mortgage-backed securities	225,823	(51,563)	404,476	(164,249)	630,299	(215,812)

Total fixed maturity securities	2,051,650	(335,652)	1,392,501	(503,096)	3,444,151	(838,748)

Equity securities	2	(2)	6	(7)	8	(9)

Total	$2,051,652	(335,654)	1,392,507	(503,103)	3,444,159	(838,757)

In accordance with the Company’s Valuation of Investments, Related Gains and Losses, and Investment Income policy described in note 2(a), the Company regularly reviews its investment holdings for other-than-temporary impairments. The Company has concluded securities in an unrealized loss position as of December, 31 2009 and 2008 were not other-than-temporarily impaired due to the Company’s ability and intent to hold the investments for a reasonable period of time sufficient for recovery of fair value or amortized cost. Accordingly no write-downs were deemed necessary for the securities reflected in the tables above.

The tables below summarize the fixed maturity and equity securities with unrealized losses as of December 31:

	2009
	Amortized	Fair	Unrealized
Fair value to amortized cost ratio	cost	value	losses
90%-99%	$1,572,919	1,514,535	(58,384)
80%-89%	386,322	328,738	(57,584)
Below 80%	499,648	345,476	(154,172)

Total	$2,458,889	2,188,749	(270,140)

THE OHIO NATIONAL LIFE INSURANCE COMPANY
AND SUBSIDIARIES
(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)
Notes to Consolidated Financial Statements
December 31, 2009, 2008 and 2007
(Dollars in thousands)

	2008
	Amortized	Fair	Unrealized
Fair value to amortized cost ratio	cost	value	losses
90%-99%	$1,428,854	1,348,876	(79,978)
80%-89%	1,129,510	963,338	(166,172)
Below 80%	1,724,552	1,131,945	(592,607)

Total	$4,282,916	3,444,159	(838,757)

For fixed maturity and equity securities, the following table summarizes the Company’s unrealized losses based on the length of time the securities have been in an unrealized loss position as of December 31:

	2009				2008
				%				%
		Fair	Unrealized	Investment		Fair	Unrealized	Investment
	# of Issues	Value	Losses	Grade [1]	# of Issues	Value	Losses	Grade [1]
Less than 12 months	308	$747,432	$(21,271)	92.9	525	$2,051,652	$(335,654)	89.0
12 months or longer	436	1,441,317	(248,869)	69.7	335	1,392,507	(503,103)	80.3

Total	744	$2,188,749	$(270,140)		860	$3,444,159	$(838,757)

[1]	rated AAA through BBB-
The following table summarizes fixed maturity and equity securities with a fair value to amortized cost ratio less than 80% for six consecutive months or longer. These securities are considered potentially distressed and are subject to rigorous ongoing review as of December 31:

	2009			2008
		Fair	Unrealized		Fair	Unrealized
	# of Issues	Value	Losses	# of Issues	Value	Losses
Less than 6 consecutive months	55	$84,340	$(26,794)	235	$930,786	$(463,684)
6 consecutive months or longer	117	261,136	(127,378)	60	201,159	(128,923)

Total	172	$345,476	$(154,172)	295	$1,131,945	$(592,607)

Proceeds from the sale and maturity of securities available-for-sale (excluding calls) during 2009, 2008 and 2007 were $536,652, $458,074 and $479,720, respectively. Gross gains of $14,192 ($22,059 in 2008 and $4,412 in 2007) and gross losses of $19,997 ($9,786 in 2008 and $210 in 2007) were realized on those sales.

The Company may sell securities classified as held-to-maturity if the Company becomes aware of evidence of significant deterioration in an issuer’s creditworthiness and/or a significant increase in the risk weights of debt securities for regulatory risk-based capital purposes. There were no sales of held-to-maturity securities in 2009, 2008 and 2007.

THE OHIO NATIONAL LIFE INSURANCE COMPANY
AND SUBSIDIARIES
(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)
Notes to Consolidated Financial Statements
December 31, 2009, 2008 and 2007
(Dollars in thousands)
Investments with a fair value of $14,131 and $18,009 as of December 31, 2009 and 2008, respectively, were on deposit with various regulatory agencies as required by law.

Real estate is presented at cost less accumulated depreciation of $72 in 2009 and 2008 with no valuation allowance recorded in 2009 and 2008. The Company generally initiates foreclosure proceedings on all mortgage loans on real estate delinquent sixty days. There were zero and two foreclosures of mortgage loans in 2009 and 2008, respectively.

At December 31, 2009 and 2008, the Company had mortgage loans totaling $0 and $7,618, respectively, which were in the process of foreclosure. Mortgage loan write downs were $766, $0 and $0, during 2009, 2008 and 2007, respectively.

At its discretion the Company participates in an indemnified securities lending program administered by an unaffiliated agent in which certain portfolio holdings are loaned to third parties. The borrower must deliver to the Company’s agent collateral having a market value at least equal to 102% of the market value of the securities loaned. The collateral received by the Company’s agent from the borrower to secure loans on behalf of the Company must be in the form of cash, securities issued or guaranteed by the U.S. government or its agencies, or bank letter of credit or equivalent obligation as may be pre-approved by the Company. The loaned securities’ market value is monitored on a daily basis with additional collateral obtained as necessary. The Company did not participate in securities lending as of December 31, 2009 and 2008.
(7)	Derivative Financial Instruments

The Company enters into derivative contracts to economically hedge guarantees on riders for certain insurance contracts. Although these contracts do not qualify for hedge accounting or have not been designated in hedging relationships by the Company pursuant to FASB ASC 815, Derivatives and Hedging, they provide the Company with an economic hedge, which is used as part of its overall risk management strategy (see note 2(b)). The Company currently enters into equity futures, currency futures, and equity put options to economically hedge liabilities embedded in certain variable annuity products such as the GMAB and GMWB.

The Company has entered into reinsurance arrangements with a nonaffiliated reinsurer and Sycamore Re (see note 17) to offset a portion of its risk exposure to the GMIB rider in certain variable annuity contracts (see note 1). These reinsurance contracts are accounted for as freestanding derivatives.

Embedded Derivatives

The Company has certain embedded derivatives that are required to be separated from their host contracts and accounted for as derivatives. These host contracts include variable annuities with GMAB and GMWB riders (see notes 1 and 2(f)).

THE OHIO NATIONAL LIFE INSURANCE COMPANY
AND SUBSIDIARIES
(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)
Notes to Consolidated Financial Statements
December 31, 2009, 2008 and 2007
(Dollars in thousands)
The following tables present a summary of the fair value of derivatives held by the Company along with the amounts recognized in the statement of income.

	Asset derivatives
	Balance sheet	2009	2008
As of December 31	location	Fair value	Fair value
Derivatives not designated as hedging instruments under ASC 815:
Currency futures	Other long-term investments	$1,051	—
Equity put options [1]	Other long-term investments	10,316	14,334
GMIB reinsurance contracts	Reinsurance recoverable	135,051	272,314

Total derivatives not designated instruments under ASC 815		$146,418	286,648

	Liability derivatives
	Balance sheet	2009	2008
As of December 31	location	Fair value	Fair value
Derivatives not designated as hedging instruments under ASC 815:
Equity futures	Other liabilities	$3,329	—
GMIB reinsurance contracts	Future policy benefits and claims	32,479	—
GMAB and GMWB embedded derivatives	Future policy benefits and claims	6,640	15,334

Total derivatives not designated instruments under ASC 815		$42,448	15,334

[1]	Equity put options transferred to the Company from ONFS as a non-cash capital contribution on December 31, 2008.

THE OHIO NATIONAL LIFE INSURANCE COMPANY
AND SUBSIDIARIES
(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)
Notes to Consolidated Financial Statements
December 31, 2009, 2008 and 2007
(Dollars in thousands)
The effect of derivative instruments on the Statement of Income for the years ended December 31

		Amount of gain (loss)
Derivatives not designated as hedging	Location of gain (loss) recognized in income	recognized in
intruments under ASC 815	on derivatives	income on derivatives
		2009	2008
Currency futures	Net realized gains (losses): derivative instruments	$(945)	—
Equity futures	Net realized gains (losses): derivative instruments	(31,849)	—
Equity put options [1]	Net realized gains (losses): derivative instruments	(6,281)	—
GMIB reinsurance contracts	Benefits and claims	(169,743)	282,153
GMAB and GMWB embedded derivatives	Benefits and claims	8,694	(13,333)

Total		$(200,124)	268,820

[1]Equity put options transferred to the Company from ONFS as a non-cash capital contribution on December 31, 2008.
Credit Risk

The Company may be exposed to credit-related losses in the event of nonperformance by counterparties to derivative financial instruments. Generally, the current credit exposure of the Company’s derivative contracts is limited to the net positive estimated fair value of derivative contracts at the reporting period date.

The Company manages its credit risk related to over-the-counter derivatives by only entering into transactions with creditworthy counterparties with long-standing, superior performance records. The Company manages its credit risk related to the freestanding reinsurance derivative by monitoring the credit ratings of the reinsurers (Sycamore Re and a nonaffiliated reinsurer) and requiring either a certain level of assets to be held in a trust for the benefit of the Company or a letter of credit to be held by the reinsurers and assigned to the Company. As of December 31, 2009, a nonaffiliated reinsurer and Sycamore Re held assets with a market value of $191,998 and $0, respectively in trust and a letter of credit of $55,000 and $36,750, respectively. As of December 31, 2008, a nonaffiliated reinsurer and Sycamore RE held assets with a market value of $46,216 and $4,629 in a trust and a letter of credit of $48,519 and $0, respectively. See note 5 for a description of the impact of credit risk on the valuation of freestanding reinsurance derivatives.
(8)	Future Policy Benefits and Claims

The liability for future policy benefits for universal life policies and investment contracts (approximately 80% of the total liability for future policy benefits as of December 31, 2009 and 2008) has been established based on accumulated contract values without reduction for surrender penalty provisions. The average interest rate credited on investment product policies was 4.5%, 4.6% and 4.8% for the years ended December 31, 2009, 2008 and 2007, respectively.

THE OHIO NATIONAL LIFE INSURANCE COMPANY
AND SUBSIDIARIES
(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)
Notes to Consolidated Financial Statements
December 31, 2009, 2008 and 2007
(Dollars in thousands)
The liability for future policy benefits for traditional life policies has been established based upon the net level premium method using interest rates varying from 2.0% to 8.0%.
(a)	Withdrawals

Rates, which vary by issue age, type of coverage and policy duration, are based on Company experience.

(b)	Mortality and Morbidity

Mortality and morbidity rates are based on published tables, guaranteed in insurance contracts.
(9)	Notes Payable

On April 1, 2007, ONLIC issued a $6,000, 5.8% surplus note to SML, as payment for the additional shares of NSLAC (refer to note 1). This note matures on April 1, 2027.

On September 28, 2001, ONLIC issued a $50,000, 7.5% surplus note to its parent, ONFS. This note matures on September 28, 2021.

On May 21, 1996, ONLIC issued $50,000, 8.5% surplus notes to unrelated parties, due May 15, 2026.

Total interest expense was $8,384, $8,384 and $8,261 for the years ended December 31, 2009, 2008 and 2007, respectively. Included in total interest expense were amounts paid to ONFS of $3,750 in 2009, 2008 and 2007. Total interest expense is included in investment expenses as a component of net investment income.

The surplus notes have been issued in accordance with Section 3941.13 of the Ohio Revised Code. Interest payments, scheduled semi-annually, must be approved for payment by the Director of the Department. All issuance costs have been capitalized and are being amortized over the terms of the notes.
(10)	Goodwill and Other Intangible Assets

The following table illustrates the carrying value of intangible assets and goodwill as of December 31:

	2009	2008
Unamortized intangible assets, insurance licenses	$195	195
Goodwill	560	560

Total	$755	755

The Company’s only intangible asset is related to insurance licenses acquired with the purchase of NSLAC by SMON in 2002. The value of the intangible is primarily dependent upon the maintenance of the New York license. License fees are paid annually in order to maintain the license in good standing. As this

THE OHIO NATIONAL LIFE INSURANCE COMPANY
AND SUBSIDIARIES
(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)
Notes to Consolidated Financial Statements
December 31, 2009, 2008 and 2007
(Dollars in thousands)
license remains in good standing with all regulatory requirements met, no impairment was recognized on this asset.

In 2007, SMON was legally dissolved and its ownership in NSLAC was distributed in proportion to the ownership interest of SMON. As a result of the dissolution, the Company received 5,122 shares of NSLAC and had an ownership interest of 51.22%. Following the dissolution, the Company purchased an additional 29.27% interest in NSLAC from SML in exchange for a $6,000 surplus note. After the additional purchase, the Company’s ownership interest was 80.49%. As part of the purchase price allocation required by ASC 805, Business Combinations; goodwill, insurance licenses, and deferred policy acquisition costs were decreased by $233, $80, and $362, respectively.

Based upon goodwill impairment testing for the years ended December 31, 2009, 2008 and 2007, no impairment was deemed necessary.
(11)	Income Tax

The provision for income taxes is as follows:

	2009	2008	2007
Current expense (benefit)	$58,368	(10,582)	49,784
Deferred (benefit) expense	(54,290)	80,681	15,916

Total income tax expense	$4,078	70,099	65,700

The following table is the reconciliation of the provision for income taxes based on enacted U.S. Federal income tax rates to the total income tax expense provision reported in the consolidated financial statements for the years ended December:

	2009	2008	2007
Pre-tax income times U.S. enacted tax rate	$17,703	73,129	71,259
Tax-preferred investment income	(12,746)	(3,912)	(5,381)
Change in valuation allowance	(1,201)	—	—
Other, net	322	882	(178)

Income taxes	$4,078	70,099	65,700

Effective tax rate	8.1%	33.6%	32.2%
The Internal Revenue Service (IRS) completed the review of the 2003 refund claim and the tax return years 2004 through 2007. The Company is appealing the only issue raised, bad debt deductions, in the report. The Company believes the IRS has not considered all the relevant facts and circumstances and expects the Company’s position to be sustained. Thus no reduction of tax benefits has been recorded pursuant to the

THE OHIO NATIONAL LIFE INSURANCE COMPANY
AND SUBSIDIARIES
(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)
Notes to Consolidated Financial Statements
December 31, 2009, 2008 and 2007
(Dollars in thousands)
Company’s ASC 740 analysis. In August, 2007, the IRS issued Revenue Ruling 2007-54 which would have substantially changed accepted industry and IRS interpretations of the statutes governing the computation of the Dividends Received Deduction (DRD) on separate account assets held in connection with variable annuity and life contracts. However, the ruling was suspended by Revenue Ruling 2007-61 which also announced the IRS’s intention to issue regulations with respect to certain computational aspects of the DRD. Although regulations that represent a substantial change in an interpretation of the law are generally given a prospective effective date, prospective application is not guaranteed. As a result, depending on the ultimate timing and substance of any such regulations, which are unknown at this time, such future regulations could result in the elimination of some or all of the separate account DRD tax benefit that the Company receives. During 2009, 2008 and 2007 the Company recognized an income tax benefit of $12,935, $3,883 and $5,355, respectively, related to the separate account DRD and is reflected as a component of tax-preferred investment income in the rate reconciliation above.

The Company’s policy for recording interest and penalties associated with audits, claims, and adjustments is to record such amount as a component of income taxes. No interest or additions to tax relating to the IRS review has been recorded.

The tax effects of temporary differences between the financial statement carrying amounts and the tax basis of assets and liabilities that give rise to significant components of the net deferred tax liability relate to the following as of December 31:

THE OHIO NATIONAL LIFE INSURANCE COMPANY
AND SUBSIDIARIES
(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)
Notes to Consolidated Financial Statements
December 31, 2009, 2008 and 2007
(Dollars in thousands)

	2009	2008
Deferred tax assets:
Pension and benefit obligations	$10,971	12,882
Future policy benefits	714,329	656,595
Mortgage loans on real estate	2,661	2,556
Fixed maturity securities available-for-sale	25,112	263,889
Net operating loss carryforwards	897	2,080
Capital loss carryforward	34,433	—
Other	24,167	26,260

Total gross deferred tax assets	812,570	964,262
Valuation allowance on deferred tax assets	—	(1,201)

Net deferred tax assets	812,570	963,061

Deferred tax liabilities:
Deferred policy acquisition costs	339,448	328,843
Fixed assets	1,306	1,665
Reinsurance recoverable	536,605	618,317
Other	36,540	18,813

Total gross deferred tax liabilities	913,899	967,638

Net deferred tax liability	$(101,329)	(4,577)

In accessing the realizability of deferred tax assets, the Company considers whether it is more likely than not that some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during periods in which those temporary differences become deductible. The Company considers the scheduled reversal of deferred tax liabilities, projected future income, and tax planning strategies in making this assessment. Based upon the level of historical taxable income and projections for future income over the periods in which the deferred tax assets are deductible, and available tax planning strategies, the Company believes it is more likely than not that it will realize the benefits of these deductible differences.

As of December 31, 2009, the Company has life subgroup capital loss carryforwards of $98,288 expiring in 2013 and 2014. All loss carryforwards are expected to be fully utilized before expiring.

For NSLAC, all losses incurred after March 31, 2007, must be carried forward. The Company believes these net operating losses of $2,562 will be utilized before they expire in 2023, and net capital loss of $861 will be utilized by 2013 and 2014. NSLAC’s 2009 taxable income absorbed all of NSLAC’s net operating loss carryforwards of $3,432 incurred through March 31, 2007. Since the pre-affiliation losses were absorbed, the previously established valuation allowance was released. The change in the valuation allowance for period ending December 31, 2009, 2008 and 2007 was $(1,201), $0 and $(51), respectively.

THE OHIO NATIONAL LIFE INSURANCE COMPANY
AND SUBSIDIARIES
(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)
Notes to Consolidated Financial Statements
December 31, 2009, 2008 and 2007
(Dollars in thousands)
(12)	Additional Financial Instruments Disclosure
(a)	Financial Instruments with Off-Balance-Sheet Risk

The Company is a party to financial instruments with off-balance-sheet risk in the normal course of business through management of its investment portfolio. The Company had outstanding commitments to fund mortgage loans, bonds, and venture capital partnerships of approximately $5,743 and $10,954 as of December 31, 2009 and 2008, respectively. These commitments involve, in varying degrees, elements of credit and market risk in excess of amounts recognized in the consolidated financial statements. The credit risk of all financial instruments, whether on- or off-balance sheet, is controlled through credit approvals, limits, and monitoring procedures.

(b)	Significant Concentrations of Credit Risk

Mortgage loans are collateralized by the underlying properties. Collateral must meet or exceed 125% of the loan at the time the loan is made. The Company grants mainly commercial mortgage loans to customers throughout the United States. The Company has a diversified loan portfolio and total loans in any state do not exceed 12% of the total loan portfolio as of December 31, 2009.

At December 31, 2009, the states that exceeded 10% of the total loan portfolio were Texas and Ohio with carrying values of $143.1 million and $132.2 million, respectively. At December 31, 2008, the states that exceeded 10% of the total loan portfolio were Texas and Ohio with carrying values of $153.5 million and $138.7 million, respectively.

The summary below depicts loan exposure of remaining principal balances by type as of December 31:

	2009	2008
Mortgage assets by type:
Retail	$328,275	333,834
Office	361,795	390,992
Apartment	65,374	80,528
Industrial	254,242	281,879
Other	263,155	278,363

	1,272,841	1,365,596
Less valuation allowances	6,879	6,581

Total mortgage loans on real estate, net	$1,265,962	1,359,015

THE OHIO NATIONAL LIFE INSURANCE COMPANY
AND SUBSIDIARIES
(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)
Notes to Consolidated Financial Statements
December 31, 2009, 2008 and 2007
(Dollars in thousands)
(13)	Pensions and Other Postretirement Benefits
(a)	Home Office Pension Plans

The Company sponsors a funded qualified pension plan covering all home office employees hired prior to January 1, 1998. The plan includes participants who are employees of the Company and devote substantially all of their time to service for the Company. Retirement benefits are based on years of service and the highest average earnings in five of the last ten years.

The measurement dates were December 31, 2009 and 2008.

(b)	Home Office Post-Retirement Benefit Plans

The Company currently offers eligible retirees the opportunity to participate in a post-retirement health and group life plan. The Plan provides a fixed portion of the health insurance contract premium. The portion the Company pays is periodically increased and is a function of participant service. Only home office employees hired prior to January 1, 1998 may become eligible for these benefits provided that the employee meets the retirement age and years of service requirements.

The Plan includes participants who are employees of the Company and devote substantially all of their time to service for the Company.

The post-retirement health plan does not provide benefits which are actuarially equivalent to Medicare Part D benefits. Therefore, the Company does not receive the associated federal Medicare subsidy.

The measurement dates were December 31, 2009 and 2008.

(c)	General Agents’ Pension Plan

The Company sponsors an unfunded, nonqualified defined benefit pension plan covering its general agents. The Plan provides benefits based on years of service and average compensation during the final five and ten years of service. Effective January 1, 2005, no agents hired after 2004 will participate in the Plan.

The measurement dates were December 31, 2009 and 2008.

(d)	Agents’ Post-Retirement Benefits Plans

The Company sponsors a post-retirement health and group life plan. Only agents with contracts effective prior to January 1, 1998 who meet the retirement age and service requirements are eligible for these benefits. The health and group life plans are contributory, with retirees contributing approximately 50% of premium for coverage. As with all plan participants, the Company reserves the right to change the retiree premium contribution at renewal.

THE OHIO NATIONAL LIFE INSURANCE COMPANY
AND SUBSIDIARIES
(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)
Notes to Consolidated Financial Statements
December 31, 2009, 2008 and 2007
(Dollars in thousands)
The post-retirement health plan does not provide benefits which are actuarially equivalent to Medicare Part D benefits. Therefore, the Company does not receive the associated federal Medicare subsidy.

The measurement dates were December 31, 2009 and 2008.

(e)	Obligations and Funded Status

Information regarding the funded status of the pension plans as a whole and other benefit plans as a whole as of December 31 is as follows:

	Pension benefits		Other benefits
	2009	2008	2009	2008
Change in benefit obligation:
Projected benefit obligation at beginning of year	$48,713	53,005	5,936	5,925
Service cost	1,529	1,688	49	54
Interest cost	3,310	3,424	378	376
Amendments	—	—	(830)	—
Actuarial loss (gain)	2,067	(3,144)	(781)	(268)
Benefits paid*	(2,454)	(6,260)	(369)	(151)

Projected benefit obligation at end of year	$53,165	48,713	4,383	5,936

Accumulated benefit obligation	$44,315	39,777

Change in plan assets:
Fair value of plan assets at beginning of year	$23,355	42,168	—	—
Employer contribution	11,840	—	—	—
Actual return on plan assets	5,753	(14,827)	—	—
Benefits and expenses paid	(1,881)	(3,986)	—	—

Fair value of plan assets at end of year	$39,067	23,355	—	—

Funded status	$(14,098)	(25,358)	(4,383)	(5,936)

*	Benefits paid include amounts paid from both funded and unfunded benefit plans.

THE OHIO NATIONAL LIFE INSURANCE COMPANY
AND SUBSIDIARIES
(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)
Notes to Consolidated Financial Statements
December 31, 2009, 2008 and 2007
(Dollars in thousands)

	Pension benefits		Other benefits
	2009	2008	2009	2008
Amounts recognized in the statement of financial position consist of:
Accrued benefit costs	$(14,098)	(25,358)	(4,383)	(5,936)

	Pension benefits		Other benefits
	2009	2008	2009	2008
Amounts recognized in other comprehensive income:
Net actuarial (gain) loss	$(3,901)	14,478	(35)	580
Prior service cost (credit)	124	124	(481)	505

Total	$(3,777)	14,602	(516)	1,085

	Pension benefits		Other benefits
	2009	2008	2009	2008
Amounts recognized in accumulated other comprehensive income:
Net actuarial loss (gain)	$20,340	24,242	(3,780)	(3,744)
Prior service credit	(124)	(249)	(2,182)	(1,701)

Total	$20,216	23,993	(5,962)	(5,445)

The estimated net loss and prior service credit for the defined benefit pension plans that will be amortized from accumulated other comprehensive income into net periodic benefit cost during 2010 are $1,607 and $(124), respectively. The estimated net gain and prior service credit for the other postretirement benefit plans that will be amortized from accumulated other comprehensive income into net periodic benefit cost during 2010 are $(678) and $(546), respectively. There are no plan assets that are expected to be returned to the Company during the next twelve months.

THE OHIO NATIONAL LIFE INSURANCE COMPANY
AND SUBSIDIARIES
(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)
Notes to Consolidated Financial Statements
December 31, 2009, 2008 and 2007
(Dollars in thousands)

	Pension benefits
	2009	2008	2007
Components of net periodic benefit cost:
Service cost	$1,529	1,688	1,937
Interest costs	3,310	3,424	3,079
Expected return on plan assets	(1,750)	(3,253)	(3,189)
Amortization of prior service cost	(124)	(124)	109
Amortization of net loss	1,965	458	521

Net periodic benefit cost	$4,930	2,193	2,457

	Other benefits
	2009	2008	2007
Components of net periodic benefit cost:
Service cost	$49	54	70
Interest costs	378	376	488
Amortization of prior service cost	(349)	(505)	(505)
Amortization of net gain	(746)	(847)	(440)

Net periodic benefit cost	$(668)	(922)	(387)

Information for defined benefit pension plans with an accumulated benefit obligation in excess of fair value of plan assets as of December 31:

	Pension benefits
	2009	2008
Information for pension plans with an accumulated benefit obligation in excess of plan assets:
Projected benefit obligation	$6,493	48,713
Accumulated benefit obligation	5,282	39,777
Fair value of plan assets	—	23,355

THE OHIO NATIONAL LIFE INSURANCE COMPANY
AND SUBSIDIARIES
(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)
Notes to Consolidated Financial Statements
December 31, 2009, 2008 and 2007
(Dollars in thousands)
(f)	Assumptions

	Pension benefits		Other benefits
	2009	2008	2009	2008
Weighted average assumptions used to determine net periodic benefit cost at January 1:
Discount rate	6.85%	6.50%	6.50%	6.35%
Expected long-term return on plan assets	8.00	8.00	—	—
Rate of compensation increase	3.60	4.05	—	—
Health care cost trend rate assumed for next year	—	—	4.10	4.05
Rate to which the health cost trend rate is assumed to decline (the ultimate trend rate)	—	—	2.45	2.55
Year that the rate reaches the ultimate trend rate	—	—	2011	2012
Weighted average assumptions used to determine benefit obligations at December 31:
Discount rate	6.55%	6.85%	6.15%	6.50%
Rate of compensation increase	3.55	4.10	—	—
Assumed health care cost trend rates have a significant effect on the amounts reported for the health care plans. A one percentage point change in assumed health care cost trend rates would have the following effects:

	1-percentage-	1-percentage-
	point increase	point decrease
Effect on total of 2009 service cost and interest cost	$53	(45)
Effect on 2009 other post-retirement benefit obligation	478	(402)

THE OHIO NATIONAL LIFE INSURANCE COMPANY
AND SUBSIDIARIES
(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)
Notes to Consolidated Financial Statements
December 31, 2009, 2008 and 2007
(Dollars in thousands)
(g)	Plan Assets

The following table presents the hierarchy of the Company’s Pension plan assets at fair value as of December 31:

	2009
	Level 1	Level 2	Level 3	Total
Fixed maturity securities:
Corporate securities	$ —	159	—	159
Equity securities	—	38,908	—	38,908

Total assets	$ —	39,067	—	39,067

The Company categorizes pension benefit plan assets consistent with the Fair Value Hierarchy described in footnote 5

The Company’s Other Post Employment Benefit plans were unfunded at December 31, 2009 and 2008.

The assets of the Company’s defined benefit pension plan (the Plan) are invested in a group variable annuity contract issued by the Company offering specific investment choices from various asset classes providing diverse and professionally managed options. The assets are invested in a mix of equity securities, debt securities and real estate securities in allocations as determined from time to time by the Pension Plan Committee. The target allocations are designed to balance the Plan’s short-term liquidity needs and its long-term liabilities. The target allocations are currently 80% equity securities and 20% debt securities.

For diversification and risk control purposes, where applicable each asset class is further divided into sub classes such as large cap, mid cap and small cap and growth, core and value for equity securities and U.S. domestic, global and high yield for debt securities. To the extent possible, each sub asset class utilizes multiple fund choices and no single fund contains more than 25% of Plan assets (exclusive of any short term increases in assets due to any Plan funding). The Plan performance is measured by a weighted benchmark consisting of equity and debt benchmarks in weights determined by the Plan committee.

The overall expected long term rate of return on assets is determined by a weighted average return of fixed income and equity indexes. Fixed income securities (including cash) make up 40% of the weighted average return and equity securities make up 60% of the weighted average return.

THE OHIO NATIONAL LIFE INSURANCE COMPANY
AND SUBSIDIARIES
(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)
Notes to Consolidated Financial Statements
December 31, 2009, 2008 and 2007
(Dollars in thousands)
The following table shows the weighted average asset allocation by class of the Company’s qualified pension plan assets as of December 31:

	2009	2008
Equity securities	63%	77%
Debt securities	37%	22%
Real estate	—%	1%

Total	100%	100%

(h)	Cash Flows
(i)	Contributions

A contribution of $11,840 was made to the qualified pension plan in 2009 for the 2008 plan year. A contribution to the qualified pension plan of $2,250 is expected in 2010 for the 2009 plan year...

(ii)	Estimated Future Benefit Payments

The following benefit payments, which reflect expected future service, as appropriate, are expected to be paid:

	Pension	Other
	benefits	benefits
2010	$4,790	377
2011	4,113	370
2012	6,011	368
2013	4,307	364
2014	3,274	348
2015-2019	22,705	1,437
(i)	Other Plan Expenses

The Company also maintains a qualified contributory defined contribution profit-sharing plan covering substantially all employees. Company contributions to the profit-sharing plan are based on the net earnings of the Company and are payable at the sole discretion of management. The expense for contributions to the Plan for 2009, 2008 and 2007 were $4,605, $2,732 and $5,317, respectively.

Employees hired on or after January 1, 1998 are covered by a defined contribution pension plan. The expense reported for this Plan was $1,348, $943 and $667 in 2009, 2008 and 2007, respectively.

THE OHIO NATIONAL LIFE INSURANCE COMPANY
AND SUBSIDIARIES
(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)
Notes to Consolidated Financial Statements
December 31, 2009, 2008 and 2007
(Dollars in thousands)
(j)	ONFS Employees

The Company’s qualified pension and post retirement benefit plans include participants who are employees of ONFS. Participating ONFS employees are vice presidents and other executive officers of ONFS and devote substantially all of their time to service for the Company. Most of ONFS’s employees were employees of the Company prior to January 1, 2001 and were participants in the benefit plan at that time.

(k)	Adoption of FASB ASC 715-20

In September 2006, the FASB issued FASB ASC 715-20, Compensation – Defined Benefit Plans, which requires recognition of the funded status of a benefit plan in the statement of financial position. The Company adopted the provisions of ASC 715-20 in its entirety in 2007. The following table illustrates the incremental effect of applying ASC 715-20 on individual line items on the Consolidated Balance Sheet at December 31, 2007:

	Before	Adoption of	After
	application	ASC 715-20	application
	of ASC 715-20	adjustments	of ASC 715-20
Other assets	$72,354	(5,745)	66,609
Total assets	18,661,739	(5,745)	18,655,994
Other liabilities	188,523	(2,884)	185,639
Deferred federal income taxes	97,362	(1,001)	96,361
Total liabilities	17,234,335	(3,885)	17,230,450
Accumulated other comprehensive income	19,899	(1,860)	18,039
Total stockholder’s equity	1,427,404	(1,860)	1,425,544
(14)	Regulatory Risk-Based Capital, Retained Earnings and Dividend Restrictions

As of December 31, 2009, ONLIC, ONLAC, NSLAC and MONT exceeded the minimum risk-based capital (RBC) requirements as established by the NAIC.

The payment of dividends by ONLIC to its parent, ONFS, is limited by Ohio insurance laws. The maximum dividend that may be paid to ONFS without prior approval of the Director of Insurance is limited to the greater of ONLIC’s statutory net income of the preceding calendar year or 10% of statutory surplus as of the preceding December 31. Any dividend that exceeds earned surplus of ONLIC, even if it is within the above parameters, would be deemed extraordinary under Ohio law. Therefore, dividends of approximately $81,670 may be paid by ONLIC to ONFS in 2010 without prior approval. Dividends of $35,000, $62,000 and $49,000 were declared by ONLIC to ONFS in 2009, 2008 and 2007, respectively, and dividends paid were $35,000, $69,000 and $42,000 in 2009, 2008 and 2007, respectively.

THE OHIO NATIONAL LIFE INSURANCE COMPANY
AND SUBSIDIARIES
(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)
Notes to Consolidated Financial Statements
December 31, 2009, 2008 and 2007
(Dollars in thousands)
The payment of dividends by ONLAC to ONLIC is also limited by Ohio insurance laws. The maximum dividend that may be paid without prior approval of the Director of Insurance is limited to the greater of ONLAC’s statutory net income of the preceding calendar year or 10% of statutory surplus as of the preceding December 31. Any dividend that exceeds earned surplus of ONLAC, even if it is within the above parameters, would be deemed extraordinary under Ohio law. Therefore, dividends of approximately $27,780 may be paid by ONLAC to ONLIC in 2010 without prior approval. ONLAC paid dividends to ONLIC of $20,480, $0 and $0 in 2009, 2008 and 2007, respectively.

The payment of dividends by NSLAC to ONLIC is limited by New York insurance laws. NSLAC cannot pay any dividends in 2009 without prior approval of the New York Department of Insurance. No dividends were paid by NSLAC in 2009, 2008, or 2007.

MONT is subject to limitations, imposed by the State of Vermont, on the payment of dividends to its stockholder, ONLIC. Generally, dividends during any year may not be paid, without prior regulatory approval. No dividends were paid to ONLIC in 2009 and 2008.
(15)	Bank Line of Credit

As of December 31, 2009 and 2008, the Company had a $75,000 revolving credit facility, all of which was available at the Company’s request. The Company did not utilize this credit facility in 2009 or 2008. Total interest and fees paid on these lines of credit were $210, $117 and $65 in 2009, 2008 and 2007, respectively. There was no borrowing outstanding on these facilities as of December 31, 2009 or 2008.
(16)	Commitments and Contingencies

The Company primarily leases the home office building from its parent, ONFS, and hardware and software. Rent expense for both capital and operating leases was $4,446, $4,591 and $5,191 during 2009, 2008 and 2007, respectively. The lease on the Home Office constitutes 95% of the $17,601 future minimum operating lease payments. The future minimum lease payments under both operating and capital leases that have remaining noncancelable lease terms in excess of one year at December 31, 2009 are:

	Operating	Capital
2010	$2,771	1,449
2011	2,760	818
2012	2,756	701
2013	2,600	151
2014	2,518	—
After 2014	4,196	—

Total minimum lease payments	$17,601	3,119

Less interest on capital leases		(155)

Liability for capitalized leases		$2,964

THE OHIO NATIONAL LIFE INSURANCE COMPANY
AND SUBSIDIARIES
(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)
Notes to Consolidated Financial Statements
December 31, 2009, 2008 and 2007
(Dollars in thousands)
ONLIC and its subsidiaries are defendants in various legal actions arising in the normal course of business. While the outcome of such matters cannot be predicted with certainty, management believes such matters will be resolved without material adverse impact on the financial condition of the Company.
(17)	Reinsurance

The Company routinely enters into reinsurance transactions with other insurance companies. This reinsurance involves either ceding certain risks to or assuming risks from other insurance companies. The primary purpose of ceded reinsurance is to protect the Company from potential losses in excess of levels that it is prepared to accept. Reinsurance does not discharge the Company from its primary liability to policyholders and to the extent that a reinsurer should be unable to meet its obligations, the Company would be liable to policyholders. Ceded premiums approximated 20%, 19% and 14% of gross earned life and accident and health premiums during 2009, 2008 and 2007, respectively.

The Company has entered into various coinsurance agreements to facilitate additional sales of fixed annuity products. Ceded amounts under these agreements range from one-third to two-thirds of the business produced. The ceded reserves attributable to coinsurance agreements were $767,681 and $869,084 as of December 31, 2009 and 2008, respectively.

Effective October 1, 2008, the Company has entered into a reinsurance agreement with Sycamore Re, an affiliated reinsurance company which is 100% owned by ONFS. The reinsurer is unauthorized in the State of Ohio. The reinsurance agreement covers variable annuity policies with a GMIB rider and the optional ARDBR rider that were issued from April 1, 2008 and forward.

Schedule I
THE OHIO NATIONAL LIFE INSURANCE COMPANY
AND SUBSIDIARIES
(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)
Consolidated Summary of Investments — Other Than Investments in Related Parties
December 31, 2009
(Dollars in thousands)

Column A	Column B	Column C	Column D
			Amount at
			which shown
		Market	in the
Type of investment	Cost	value	balance sheet
Fixed maturity available-for-sale securities:
Bonds:
U.S. Treasury securities and obligations of U.S. Government	$79,324	83,655	83,655
Obligations of states and political subdivisions	64,378	63,698	63,698
Debt securities issued by foreign governments	4,074	4,543	4,543
Corporate securities	3,644,426	3,706,075	3,706,075
Mortgage-backed securities	1,687,527	1,575,669	1,575,669

Total fixed maturity available-for-sale securities	5,479,729	5,433,640	5,433,640

Equity securities available-for-sale:
Common stocks:
Industrial, miscellaneous, and all other	26,057	29,883	29,883
Nonredeemable preferred stocks:	296	219	219

Total equity securities available-for-sale	26,353	30,102	30,102

Fixed maturity held-to-maturity securities:
Bonds:
Obligations of states and political subdivisions	2,090	2,370	2,090
Debt securities issued by foreign governments	1,000	1,000	1,000
Corporate securities	715,293	754,987	715,293
Mortgage-backed securities	100	100	100

Total fixed maturity held-to-maturity securities	718,483	758,457	718,483

Trading securities:
Fixed maturity securities	12,932	13,403	13,403
Equity securities	7,293	6,320	6,320

Total trading securities	20,225	19,723	19,723

Mortgage loans on real estate, net	1,272,842		1,265,962	[1]
Real estate, net:
Investment properties	297		297	[2]
Acquired in satisfaction of debt	3,860		3,368	[2]

Total real estate, net	4,157		3,665

Policy loans	299,529		299,529
Other long-term investments	16,682		14,720	[3]
Short-term investments	594,758		594,793

Total investments	$8,432,758		8,380,617

1	Difference from Column B is attributable to valuation allowances due to impairments on mortgage loans on real estate.

2	Difference from Column B is due to adjustments for accumulated depreciation.

3	Difference from Column B is due to operations gains and /or losses of investments in limited partnerships.
See accompanying report of independent registered public accounting firm.

Schedule III
THE OHIO NATIONAL LIFE INSURANCE COMPANY
AND SUBSIDIARIES
(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)
Supplementary Insurance Information
Years ended December 31, 2009, 2008 and 2007
(Dollars in thousands)

Column A	Column B	Column C	Column D	Column E	Column F
	Deferred	Future policy		Other policy
	policy	benefits, losses,		claims and
	acquisition	claims, and	Unearned	benefits	Premium
Year segment	costs	loss expenses	premiums[1]	payable[1]	revenue
2009:
Individual life insurance	$652,113	3,539,632			254,047
Pension and Annuities	562,140	4,336,840			17,658
Other Insurance	28,387	1,419,088			19,375
Corporate	—	—			—

Total	$1,242,640	9,295,560			291,080

2008:
Individual life insurance	$703,213	3,287,750			239,833
Pension and Annuities	470,753	4,112,514			16,941
Other Insurance	27,559	1,677,766			19,830
Corporate	—	—			—

Total	$1,201,525	9,078,030			276,604

2007:
Individual life insurance	$574,614	3,047,706			235,121
Pension and Annuities	420,469	4,063,641			6,033
Other Insurance	24,712	1,497,657			19,924
Corporate	—	—			—

Total	$1,019,795	8,609,004			261,078

Column A	Column G	Column H	Column I	Column J	Column K
		Benefits, claims,	Amortization
		losses and	of deferred	Other
	Net	settlement	acquisition	operating	Premiums
Year segment	investment	expenses[3]	costs	expenses[2]	written[4]
2009:
Individual life insurance	$219,583	380,032	51,031	47,579
Pension and Annuities	254,100	238,165	64,980	88,191
Other Insurance	13,260	16,672	2,438	1,763
Corporate	5,456	110,193	(87,618)	17,835

Total	$492,399	745,062	30,831	155,368

2008:
Individual life insurance	$214,687	358,883	55,107	51,630
Pension and Annuities	270,212	222,849	88,142	86,565
Other Insurance	14,300	21,854	2,492	1,628
Corporate	15,409	(248,601)	65,054	16,372

Total	$514,608	354,985	210,795	156,195

2007:
Individual life insurance	$191,073	359,315	41,168	43,714
Pension and Annuities	289,126	196,260	61,257	89,763
Other Insurance	13,545	21,842	2,448	1,832
Corporate	31,085	1,902	—	17,371

Total	$524,829	579,319	104,873	152,680

1	Unearned premiums and other policy claims and benefits payable are included in Column C amounts.

2	Allocations of net investment and certain operating expenses are based on numerous assumptions and estimates, and reported segment operating results would change if different methods were applied.

3	Policyholders’ dividends on participating policies are included in Column H amounts.

4	Not applicable for life insurance companies.
See accompanying report of independent registered public accounting firm.

Schedule IV
THE OHIO NATIONAL LIFE INSURANCE COMPANY
AND SUBSIDIARIES
(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)
Reinsurance
Years ended December 31, 2009, 2008 and 2007
(Dollars in thousands)

Column A	Column B	Column C	Column D	Column E	Column F
					Percentage
		Ceded to	Assumed		of amount
	Gross	other	from other		assumed
	amount	companies	companies	Net amount	to net
2009:
Life insurance in force	$120,019,028	68,473,449	142,876	51,688,455	0.3%
Premiums:
Life insurance	356,305	106,386	4,128	254,047	1.6%
Pension and Annuities	17,658	—	—	17,658	—
Accident and health insurance	36,162	24,294	7,507	19,375	38.7%

Total	$410,125	130,680	11,635	291,080	4.0%

2008:
Life insurance in force	$109,939,253	58,949,687	173,240	51,162,806	0.3%
Premiums:
Life insurance	338,980	102,070	2,923	239,833	1.2%
Pension and Annuities	16,941	—	—	16,941	—
Accident and health insurance	37,427	24,920	7,323	19,830	36.9%

Total	$393,348	126,990	10,246	276,604	3.7%

2007:
Life insurance in force	$100,764,339	48,465,315	211,455	52,510,479	0.4%
Premiums:
Life insurance	316,652	84,755	3,224	235,121	1.4%
Pension and Annuities	6,033	—	—	6,033	—
Accident and health insurance	37,926	24,796	6,794	19,924	34.1%

Total	$360,611	109,551	10,018	261,078	3.8%

See accompanying report of independent registered public accounting firm.

Schedule V
THE OHIO NATIONAL LIFE INSURANCE COMPANY
AND SUBSIDIARIES
(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)
Valuation and Qualifying Accounts
Years ended December 31, 2009, 2008 and 2007
(Dollars in thousands)

Column A	Column B	Column C		Column D	Column E
		Charged
	Balance at	(credited) to	Charged to		Balance at
	beginning	costs and	other		end of
Description	of period	expenses	accounts	Deductions	period
2009:
Valuation allowances — mortgage loans on real estate	$6,581	298	—	—	6,879

2008:
Valuation allowances — mortgage loans on real estate	6,261	320	—	—	6,581

2007:
Valuation allowances — mortgage loans on real estate	6,092	169	—	—	6,261
See accompanying report of independent registered public accounting firm.

Ohio National Variable Account D

Statements of Assets and Contract Owners’ Equity	December 31, 2009

	Assets	Contract owners’ equity
		Contracts in
	Investments at	accumulation period
	fair value	(note 6)
Ohio National Fund, Inc.:
Equity Subaccount 47,863 Shares (Cost $1,092,713)	$876,372	$876,372
Money Market Subaccount 193,791 Shares (Cost $1,937,914)	1,937,914	1,937,914
Bond Subaccount 37,578 Shares (Cost $418,326)	460,329	460,329
Omni Subaccount 26,344 Shares (Cost $398,789)	379,887	379,887
International Subaccount 97,259 Shares (Cost $1,053,629)	1,016,359	1,016,359
Capital Appreciation Subaccount 44,757 Shares (Cost $691,750)	781,006	781,006
Millennium Subaccount 37,957 Shares (Cost $736,358)	662,358	662,358
International Small-Mid Company Subaccount 23,702 Shares (Cost $460,370)	460,050	460,050
Aggressive Growth Subaccount 30,315 Shares (Cost $209,212)	225,237	225,237
Small Cap Growth Subaccount 13,648 Shares (Cost $122,757)	134,975	134,975
Mid Cap Opportunity Subaccount 49,643 Shares (Cost $743,806)	764,993	764,993
S&P 500 Index Subaccount 143,665 Shares (Cost $1,772,953)	1,679,443	1,679,443
Strategic Value Subaccount 24,099 Shares (Cost $237,237)	208,217	208,217
High Income Bond Subaccount 43,071 Shares (Cost $386,984)	464,741	464,741
Capital Growth Subaccount 11,183 Shares (Cost $204,140)	226,908	226,908
Nasdaq-100 Index Subaccount 42,415 Shares (Cost $170,324)	202,743	202,743
Bristol Subaccount 3,167 Shares (Cost $35,461)	35,213	35,213
Bryton Growth Subaccount 21,510 Shares (Cost $201,479)	235,321	235,321
U.S. Equity Subaccount 276 Shares (Cost $3,018)	2,527	2,527
Balanced Subaccount 2,773 Shares (Cost $31,620)	36,410	36,410
Income Opportunity Subaccount 23 Shares (Cost $250)	261	261

The accompanying notes are an integral part of these financial statements.

3

Ohio National Variable Account D

Statements of Assets and Contract Owners’ Equity	December 31, 2009

	Assets	Contract owners’ equity
		Contracts in
	Investments at	accumulation period
	fair value	(note 6)
Ohio National Fund, Inc.: (continued)

Target Equity/Income Subaccount 17 Shares (Cost $112)	$122	$122
Bristol Growth Subaccount 70 Shares (Cost $520)	610	610

Dow Target 10 Portfolios:
First Quarter Subaccount 19 Shares (Cost $199)	161	161
Second Quarter Subaccount 14 Shares (Cost $154)	129	129
Third Quarter Subaccount 17 Shares (Cost $165)	126	126
Fourth Quarter Subaccount 21 Shares (Cost $224)	199	199

Dow Target 5 Portfolios:
First Quarter Subaccount 6 Shares (Cost $69)	51	51
Second Quarter Subaccount 3 Shares (Cost $37)	27	27
Third Quarter Subaccount 7 Shares (Cost $76)	36	36
Fourth Quarter Subaccount 7 Shares (Cost $81)	59	59

Janus Investment Fund Trust — Class S (note 4):
Janus Subaccount 11,777 Shares (Cost $245,623)	309,268	309,268
Worldwide Subaccount 4,379 Shares (Cost $146,315)	177,156	177,156
Balanced Subaccount 25,578 Shares (Cost $545,404)	627,950	627,950
Overseas Subaccount 10,615 Shares (Cost $373,189)	450,922	450,922

Wells Fargo Advantage Variable Trust Funds:
Opportunity Subaccount 998 Shares (Cost $18,574)	14,979	14,979
Discovery Subaccount 1759 Shares (Cost $24,163)	27,617	27,617

Goldman Sachs Variable Insurance Trust — Institutional Shares:
Growth and Income Subaccount 59,820 Shares (Cost $538,452)	555,133	555,133

The accompanying notes are an integral part of these financial statements.

4

Ohio National Variable Account D

Statements of Assets and Contract Owners’ Equity	December 31, 2009

	Assets	Contract owners’ equity
		Contracts in
	Investments at	accumulation period
	fair value	(note 6)
Goldman Sachs Variable Insurance Trust — Institutional Shares: (continued)

Structured U.S. Equity Subaccount 4,792 Shares (Cost $52,621)	$45,525	$45,525
Capital Growth Subaccount 9,106 Shares (Cost $92,915)	99,170	99,170

Van Kampen Universal Institutional Funds — Class I:
U.S. Real Estate Subaccount 43,336 Shares (Cost $689,143)	439,858	439,858
Core Plus Fixed Income Subaccount 3,459 Shares (Cost $36,241)	34,346	34,346

Lazard Retirement Series, Inc.:
Emerging Markets Equity Subaccount 52,735 Shares (Cost $949,007)	1,014,095	1,014,095
U.S. Small Mid-Cap Equity Subaccount (a) 59,298 Shares (Cost $702,365)	574,005	574,005
U.S. Strategic Equity Subaccount 2,852 Shares (Cost $22,871)	23,355	23,355
International Equity Subaccount 5,682 Shares (Cost $57,636)	55,461	55,461

Fidelity Variable Insurance Products Fund — Service Class 2:
VIP Mid Cap Subaccount 56,704 Shares (Cost $1,512,118)	1,423,276	1,423,276
VIP Contrafund Subaccount 75,946 Shares (Cost $1,729,992)	1,540,939	1,540,939
VIP Growth Subaccount 10,255 Shares (Cost $317,288)	305,091	305,091
VIP Equity-Income Subaccount 17,263 Shares (Cost $352,988)	286,051	286,051

MFS Variable Insurance Trust — Service Class:
New Discovery Subaccount 5,536 Shares (Cost $72,454)	72,245	72,245
Investors Growth Stock Subaccount 21,304 Shares (Cost $194,869)	204,948	204,948
Mid Cap Growth Subaccount 15,708 Shares (Cost $97,207)	70,999	70,999
Total Return Subaccount 28,254 Shares (Cost $532,411)	488,222	488,222

J.P. Morgan Insurance Trust — Class I (note 4):
Small Cap Core Subaccount 12,607 Shares (Cost $116,175)	148,254	148,254

The accompanying notes are an integral part of these financial statements.

5

Ohio National Variable Account D

Statements of Assets and Contract Owners’ Equity	December 31, 2009

	Assets	Contract owners’ equity
		Contracts in
	Investments at	accumulation period
	fair value	(note 6)
J.P. Morgan Insurance Trust — Class I (note 4): (continued)

Mid Cap Value Subaccount 73,274 Shares (Cost $343,280)	$408,137	$408,137

PIMCO Variable Insurance Trust — Administrative Shares:
Real Return Subaccount 72,355 Shares (Cost $887,846)	900,101	900,101
Total Return Subaccount 78,160 Shares (Cost $831,130)	845,692	845,692
Global Bond Subaccount 42,923 Shares (Cost $553,309)	545,986	545,986

Calvert Variable Series, Inc.:
Social Equity Subaccount 2,769 Shares (Cost $43,752)	45,711	45,711

Dreyfus Variable Investment Fund — Service Shares:
Appreciation Subaccount 394 Shares (Cost $12,379)	12,289	12,289

Royce Capital Fund:
Small-Cap Subaccount 114,398 Shares (Cost $979,253)	992,972	992,972
Micro-Cap Subaccount 46,263 Shares (Cost $439,886)	440,888	440,888

The Prudential Series Fund, Inc.:
Jennison Subaccount 1,746 Shares (Cost $33,911)	35,900	35,900
Jennison 20/20 Focus Subaccount 34,769 Shares (Cost $428,863)	495,806	495,806

Legg Mason Partners Variable Equity Trust — Class I:
Legg Mason ClearBridge Variable Fundamental Value Subaccount (b) 151 Shares (Cost $2,653)	2,592	2,592
Legg Mason ClearBridge Variable Investors Subaccount (b) 2,373 Shares (Cost $30,247)	29,473	29,473

Franklin Templeton Variable Insurance Products Trust — Class 2:
Templeton Foreign Securities Subaccount 37,007 Shares (Cost $439,780)	497,741	497,741
Franklin Flex Cap Growth Securities Subaccount 1,380 Shares (Cost $14,647)	15,087	15,087
Franklin Income Securities Subaccount 34,048 Shares (Cost $473,368)	480,764	480,764

The accompanying notes are an integral part of these financial statements.

6

Ohio National Variable Account D

Statements of Assets and Contract Owners’ Equity	December 31, 2009

	Assets	Contract owners’ equity
		Contracts in
	Investments at	accumulation period
	fair value	(note 6)

Van Kampen Universal Institutional Funds — Class II:
International Growth Equity Subaccount 662 Shares (Cost $4,839)	$5,577	$5,577
Capital Growth Subaccount 222 Shares (Cost $3,032)	3,690	3,690

Neuberger Berman Advisers Management Trust — S Class:
AMT Regency Subaccount 676 Shares (Cost $6,609)	8,929	8,929

Financial Investors Variable Insurance Trust — Class II:
Ibbotson Conservative ETF Asset Allocation Subaccount 7,504 Shares (Cost $74,301)	79,092	79,092
Ibbotson Income & Growth ETF Asset Allocation Subaccount 8,098 Shares (Cost $72,068)	79,523	79,523
Ibbotson Balanced ETF Asset Allocation Subaccount 23,932 Shares (Cost $207,000)	219,460	219,460
Ibbotson Growth ETF Asset Allocation Subaccount 17,270 Shares (Cost $122,837)	147,316	147,316
Ibbotson Aggressive Growth ETF Asset Allocation Subaccount 2,392 Shares (Cost $16,922)	19,282	19,282

Janus Aspen Series — Service Shares:
Janus Subaccount 807 Shares (Cost $15,893)	17,043	17,043
Worldwide Subaccount 2,788 Shares (Cost $62,254)	72,286	72,286
Balanced Subaccount 7,647 Shares (Cost $197,578)	213,578	213,578
Overseas Subaccount 11,864 Shares (Cost $485,611)	534,822	534,822

Totals	$26,931,386	$26,931,386

(a)	Name change was effective June 1, 2009:
U.S. Small-Mid Cap Equity subaccount formerly known as U.S. Small Cap Equity

(b)	Name change was effective November 2, 2009:
Legg Mason ClearBridge Variable Fundamental Value Subaccount formerly known as Fundamental Value
Legg Mason ClearBridge Variable Equity Income Builder Subaccount formerly known as Capital and Income
Legg Mason ClearBridge Variable Investors Subaccount formerly known as Investors

The accompanying notes are an integral part of these financial statements.

7

Ohio National Variable Account D

Statements of Operations	For the Period Ended December 31, 2009

	Ohio National Fund, Inc.
								International
		Money				Capital		Small-Mid
	Equity	Market	Bond	Omni	International	Appreciation	Millennium	Company
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
	2009	2009	2009	2009	2009	2009	2009	2009

Investment activity:
Reinvested dividends	$1,852	$0	$0	$6,608	$0	$8,599	$0	$0
Risk and administrative expense (note 2)	(11,158)	(35,242)	(6,091)	(5,965)	(11,651)	(9,589)	(7,959)	(6,512)

Net investment activity	(9,306)	(35,242)	(6,091)	643	(11,651)	(990)	(7,959)	(6,512)

Reinvested capital gains	0	0	0	0	0	0	0	0

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	(258,110)	32	8,806	(81,313)	(52,651)	(29,545)	(68,085)	(104,158)
Unrealized gain (loss)	529,059	0	79,257	194,960	344,915	269,419	176,649	283,986

Net gain (loss) on investments	270,949	32	88,063	113,647	292,264	239,874	108,564	179,828

Net increase (decrease) in contract owners’ equity from operations	$261,643	$(35,210)	$81,972	$114,290	$280,613	$238,884	$100,605	$173,316

	Ohio National Fund, Inc.
	Aggressive	Small Cap	Mid Cap	S&P	Strategic	High Income	Capital	Nasdaq-100
	Growth	Growth	Opportunity	500 Index	Value	Bond	Growth	Index
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
	2009	2009	2009	2009	2009	2009	2009	2009

Investment activity:
Reinvested dividends	$0	$0	$0	$21,515	$5,820	$0	$0	$0
Risk and administrative expense (note 2)	(2,728)	(1,499)	(8,170)	(21,143)	(2,349)	(5,454)	(2,543)	(2,324)

Net investment activity	(2,728)	(1,499)	(8,170)	372	3,471	(5,454)	(2,543)	(2,324)

Reinvested capital gains	0	0	0	0	0	0	0	0

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	(9,368)	(7,732)	(59,273)	(155,073)	(28,447)	(1,432)	(7,162)	190
Unrealized gain (loss)	81,505	54,657	265,995	489,245	37,909	162,645	67,013	74,615

Net gain (loss) on investments	72,137	46,925	206,722	334,172	9,462	161,213	59,851	74,805

Net increase (decrease) in contract owners’ equity from operations	$69,409	$45,426	$198,552	$334,544	$12,933	$155,759	$57,308	$72,481

The accompanying notes are an integral part of these financial statements.

8

Ohio National Variable Account D

Statements of Operations	For the Period Ended December 31, 2009

	Ohio National Fund, Inc.
						Target
		Bryton			Income	Equity/	Bristol
	Bristol	Growth	U.S. Equity	Balanced	Opportunity	Income	Growth
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
	2009	2009	2009	2009	2009	2009	2009

Investment activity:
Reinvested dividends	$212	$0	$17	$770	$0	$2	$0
Risk and administrative expense (note 2)	(450)	(2,357)	(74)	(327)	(1)	(1)	(5)

Net investment activity	(238)	(2,357)	(57)	443	(1)	1	(5)

Reinvested capital gains	0	0	0	0	0	0	0

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	(1,298)	11,591	(4,275)	(369)	1	(1)	38
Unrealized gain (loss)	11,741	57,581	5,019	5,404	11	20	106

Net gain (loss) on investments	10,443	69,172	744	5,035	12	19	144

Net increase (decrease) in contract owners’ equity from operations	$10,205	$66,815	$687	$5,478	$11	$20	$139

	Dow Target 10 Portfolios				Dow Target 5 Portfolios
	First	Second	Third	Fourth	First	Second	Third	Fourth
	Quarter	Quarter	Quarter	Quarter	Quarter	Quarter	Quarter	Quarter
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
	2009	2009	2009	2009	2009	2009	2009	2009

Investment activity:
Reinvested dividends	$0	$0	$0	$0	$0	$0	$0	$0
Risk and administrative expense (note 2)	(24)	(16)	(16)	(21)	0	0	0	(1)
Net investment activity	(24)	(16)	(16)	(21)	0	0	0	(1)

Reinvested capital gains	0	0	0	0	0	0	0	0

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	(1,989)	(1,542)	(1,546)	(1,277)	(2)	(1)	(34)	(19)
Unrealized gain (loss)	1,626	1,323	1,140	929	9	6	20	16

Net gain (loss) on investments	(363)	(219)	(406)	(348)	7	5	(14)	(3)

Net increase (decrease) in contract owners’ equity from operations	$(387)	$(235)	$(422)	$(369)	$7	$5	$(14)	$(4)

The accompanying notes are an integral part of these financial statements.

9

Ohio National Variable Account D

Statements of Operations	For the Period Ended December 31, 2009

	Janus Adviser Series — Class S (note 4)				Janus Investment Fund Trust — Class S (note 4)
	Large Cap			International
	Growth	Worldwide	Balanced	Growth	Janus	Worldwide	Balanced	Overseas
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
	2009	2009	2009	2009	2009	2009	2009	2009

Investment activity:
Reinvested dividends	$377	$13,566	$8,847	$1,847	$0	$534	$4,184	$1,301
Risk and administrative expense (note 2)	(2,405)	(1,336)	(5,735)	(5,099)	(2,129)	(1,213)	(4,312)	(3,794)

Net investment activity	(2,028)	12,230	3,112	(3,252)	(2,129)	(679)	(128)	(2,493)

Reinvested capital gains	0	0	0	0	0	0	0	0

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	(85,774)	(84,890)	(125,833)	(241,106)	9,846	3,583	8,200	54,494
Unrealized gain (loss)	118,817	107,625	171,630	499,341	63,645	30,841	82,545	77,733

Net gain (loss) on investments	33,043	22,735	45,797	258,235	73,491	34,424	90,745	132,227

Net increase (decrease) in contract owners’ equity from operations	$31,015	$34,965	$48,909	$254,983	$71,362	$33,745	$90,617	$129,734

							Van Kampen Universal
				Goldman Sachs Variable Insurance			Institutional Funds —
	Wells Fargo Advantage Variable Trust Funds			Trust — Institutional Shares			Class I
								Core Plus
		Small/Mid		Growth and		Capital	U.S.	Fixed
	Opportunity	Cap Value	Discovery	Income	Structured	Growth	Real Estate	Income
	Subaccount	Subaccount	Subaccount	Subaccount	U.S. Equity	Subaccount	Subaccount	Subaccount
	2009	2009	2009	2009	2009	2009	2009	2009

Investment activity:
Reinvested dividends	$0	$0	$0	$7,986	$841	$392	$11,983	$2,697
Risk and administrative expense (note 2)	(185)	(2)	(447)	(4,558)	(517)	(1,070)	(5,355)	(513)

Net investment activity	(185)	(2)	(447)	3,428	324	(678)	6,628	2,184

Reinvested capital gains	0	0	0	0	0	0	0	0

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	(1,753)	(359)	2,179	(29,773)	(6,965)	(4,278)	(279,734)	(1,490)
Unrealized gain (loss)	7,296	387	9,164	100,909	13,307	35,025	353,427	2,039

Net gain (loss) on investments	5,543	28	11,343	71,136	6,342	30,747	73,693	549

Net increase (decrease) in contract owners’ equity from operations	$5,358	$26	$10,896	$74,564	$6,666	$30,069	$80,321	$2,733

The accompanying notes are an integral part of these financial statements.

10

Ohio National Variable Account D

Statements of Operations	For the Period Ended December 31, 2009

	Lazard Retirement Series, Inc.
	Emerging	U.S.	U.S.		Fidelity Variable Insurance Products Fund — Service Class 2
	Markets	Small-Mid	Strategic	International	VIP	VIP	VIP	VIP Equity —
	Equity	Cap Equity	Equity	Equity	Mid Cap	Contrafund	Growth	Income
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
	2009	2009	2009	2009	2009	2009	2009	2009

Investment activity:
Reinvested dividends	$23,888	$0	$182	$1,266	$5,607	$15,751	$538	$5,570
Risk and administrative expense (note 2)	(11,936)	(5,833)	(295)	(492)	(15,914)	(18,743)	(3,779)	(3,432)

Net investment activity	11,952	(5,833)	(113)	774	(10,307)	(2,992)	(3,241)	2,138

Reinvested capital gains	0	0	0	0	6,458	381	240	0

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	(132,261)	(37,603)	(3,244)	(1,639)	(133,762)	(294,105)	(31,938)	(45,044)
Unrealized gain (loss)	572,024	233,170	8,292	9,788	515,555	716,642	103,553	109,687

Net gain (loss) on investments	439,763	195,567	5,048	8,149	381,793	422,537	71,615	64,643

Net increase (decrease) in contract owners’ equity from operations	$451,715	$189,734	$4,935	$8,923	$377,944	$419,926	$68,614	$66,781

					J.P. Morgan Series		J.P. Morgan Insurance
	MFS Variable Insurance Trust — Service Class				Trust II (note 4)		Trust — Class I (note 4)
	New	Investors	Mid Cap	Total	Small	Mid Cap	Small	Mid Cap
	Discovery	Growth Stock	Growth	Return	Company	Value	Cap Core	Value
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
	2009	2009	2009	2009	2009	2009	2009	2009

Investment activity:
Reinvested dividends	$0	$765	$0	$15,347	$786	$8,013	$325	$0
Risk and administrative expense (note 2)	(700)	(2,267)	(850)	(5,895)	(533)	(1,204)	(1,301)	(3,365)

Net investment activity	(700)	(1,502)	(850)	9,452	253	6,809	(976)	(3,365)

Reinvested capital gains	0	0	0	0	2,390	725	0	0

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	(873)	(1,881)	(11,155)	(26,753)	(86,320)	(120,407)	3,188	29,093
Unrealized gain (loss)	26,985	59,431	33,234	82,873	75,151	105,802	32,079	64,857

Net gain (loss) on investments	26,112	57,550	22,079	56,120	(11,169)	(14,605)	35,267	93,950

Net increase (decrease) in contract owners’ equity from operations	$25,412	$56,048	$21,229	$65,572	$(8,526)	$(7,071)	$34,291	$90,585

The accompanying notes are an integral part of these financial statements.

11

Ohio National Variable Account D

Statements of Operations	For the Period Ended December 31, 2009

					Dreyfus
					Variable
				Calvert	Investment
	PIMCO Variable Insurance Trust —			Variable	Fund —
	Administrative Shares			Series, Inc.	Service Shares	Royce Capital Fund
	Real	Total	Global	Social
	Return	Return	Bond	Equity	Appreciation	Small-Cap	Micro-Cap
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
	2009	2009	2009	2009	2009	2009	2009

Investment activity:
Reinvested dividends	$25,508	$37,466	$14,898	$204	$236	$0	$0
Risk and administrative expense (note 2)	(10,692)	(9,747)	(6,363)	(744)	(140)	(10,265)	(4,815)

Net investment activity	14,816	27,719	8,535	(540)	96	(10,265)	(4,815)

Reinvested capital gains	32,999	26,348	50,116	2,685	777	0	0

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	(10,837)	14,365	11,135	(1,070)	(1,754)	(97,330)	(64,032)
Unrealized gain (loss)	85,153	17,063	3,745	14,192	2,723	332,213	234,557

Net gain (loss) on investments	74,316	31,428	14,880	13,122	969	234,883	170,525

Net increase (decrease) in contract owners’ equity from operations	$122,131	$85,495	$73,531	$15,267	$1,842	$224,618	$165,710

			UBS Series
	The Prudential Series		Trust —	Legg Mason Partners		Franklin Templeton Variable Insurance
	Fund, Inc.		Class I	Variable Equity Trust — Class I		Products Trust — Class 2
				Legg Mason
				ClearBridge	Legg Mason		Franklin Flex
				Variable	ClearBridge	Templeton	Cap Growth	Franklin
		Jennison	U.S.	Fundamental	Variable	Foreign	Securities	Income
	Jennison	20/20 Focus	Allocation	Value	Investors	Securities	Subaccount	Securities
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	2009	Subaccount
	2009	2009	2009	2009	2009	2009	2009	2009

Investment activity:
Reinvested dividends	$89	$15	$12	$31	$459	$5,595	$0	$30,845
Risk and administrative expense (note 2)	(409)	(6,151)	(1)	(29)	(292)	(4,378)	(162)	(5,358)
Net investment activity	(320)	(6,136)	11	2	167	1,217	(162)	25,487

Reinvested capital gains	0	0	0	0	0	6,902	0	0

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	(1,590)	15,517	(158)	(249)	(647)	(20,028)	(128)	(39,400)
Unrealized gain (loss)	12,363	199,619	140	792	5,566	130,370	3,843	132,176

Net gain (loss) on investments	10,773	215,136	(18)	543	4,919	110,342	3,715	92,776

Net increase (decrease) in contract owners’ equity from operations	$10,453	$209,000	$(7)	$545	$5,086	$118,461	$3,553	$118,263

The accompanying notes are an integral part of these financial statements.

12

Ohio National Variable Account D

Statements of Operations	For the Period Ended December 31, 2009

			Neuberger Berman
	Van Kampen Universal		Advisers
	Institutional Funds —		Management
	Class II		Trust — S Class	Financial Investors Variable Insurance Trust — Class II:
					Ibbotson			Ibbotson
				Ibbotson	Income &	Ibbotson	Ibbotson	Aggressive
	International			Conservative	Growth	Balanced	Growth	Growth
	Growth	Capital	AMT	ETF Asset	ETF Asset	ETF Asset	ETF Asset	ETF Asset
	Equity	Growth	Regency	Allocation	Allocation	Allocation	Allocation	Allocation
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
	2009	2009	2009	2009	2009	2009	2009	2009

Investment activity:
Reinvested dividends	$9	$0	$67	$475	$520	$1,450	$934	$130
Risk and administrative expense (note 2)	(31)	(21)	(63)	(675)	(623)	(2,261)	(1,111)	(115)

Net investment activity	(22)	(21)	4	(200)	(103)	(811)	(177)	15

Reinvested capital gains	0	0	98	49	46	143	44	5

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	2	25	14	27	54	7,648	182	109
Unrealized gain (loss)	790	734	2,198	4,538	7,184	26,647	25,561	2,612

Net gain (loss) on investments	792	759	2,212	4,565	7,238	34,295	25,743	2,721

Net increase (decrease) in contract owners’ equity from operations	$770	$738	$2,314	$4,414	$7,181	$33,627	$25,610	$2,741

	Janus Aspen Series — Service Shares
	Janus	Worldwide	Balanced	Overseas	Total
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccounts
	2009(a)	2009(a)	2009(a)	2009(a)	2009

Investment activity:
Reinvested dividends	$34	$728	$4,457	$978	$303,128
Risk and administrative expense (note 2)	(67)	(478)	(1,400)	(2,505)	(327,775)

Net investment activity	(33)	250	3,057	(1,527)	(24,647)

Reinvested capital gains	0	0	5,054	5,038	140,498

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	676	365	384	13,028	(2,706,093)
Unrealized gain (loss)	1,150	10,032	16,000	49,211	8,940,806

Net gain (loss) on investments	1,826	10,397	16,384	62,239	6,234,713

Net increase (decrease) in contract owners’ equity from operations	$1,793	$10,647	$24,495	$65,750	$6,350,564

(a)	Period from May 1, 2009, date of commencement of operations.

The accompanying notes are an integral part of these financial statements.

13

Ohio National Variable Account D

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2009 and 2008

	Ohio National Fund, Inc.
	Equity		Money Market		Bond		Omni
	Subaccount		Subaccount		Subaccount		Subaccount
	2009	2008	2009	2008	2009	2008	2009	2008

Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(9,306)	$(7,135)	$(35,242)	$12,949	$(6,091)	$(7,014)	$643	$6,656
Reinvested capital gains	0	0	0	0	0	0	0	0
Realized gain (loss)	(258,110)	(100,138)	32	(12)	8,806	2,579	(81,313)	(16,390)
Unrealized gain (loss)	529,059	(1,014,290)	0	0	79,257	(63,106)	194,960	(251,337)

Net increase (decrease) in contract owners’ equity from operations	261,643	(1,121,563)	(35,210)	12,937	81,972	(67,541)	114,290	(261,071)

Equity transactions:
Contract purchase payments	151,673	245,790	637,365	559,770	47,914	66,850	51,569	65,826
Transfers (to) and from other subaccounts	(68,721)	(166,069)	(104,641)	2,117,026	84,940	(49,392)	(21,254)	(46,353)
Transfers (to) and from fixed dollar contract	(15,995)	(60,617)	278,281	578,131	(9,447)	1,302	(14,391)	(6,962)
Withdrawals, surrenders and death benefit payments	(303,090)	(246,687)	(1,618,095)	(3,684,071)	(205,319)	(76,110)	(276,461)	(66,200)
Surrender charges (note 2)	(286)	0	(83)	(718)	(1)	(3)	0	0

Net equity transactions	(236,419)	(227,583)	(807,173)	(429,862)	(81,913)	(57,353)	(260,537)	(53,689)

Net change in contract owners’ equity	25,224	(1,349,146)	(842,383)	(416,925)	59	(124,894)	(146,247)	(314,760)
Contract owners’ equity:
Beginning of period	851,148	2,200,294	2,780,297	3,197,222	460,270	585,164	526,134	840,894

End of period	$876,372	$851,148	$1,937,914	$2,780,297	$460,329	$460,270	$379,887	$526,134

Change in units:
Beginning units	86,405	99,573	198,847	229,604	29,018	32,231	47,753	51,612

Units purchased	15,192	16,830	351,406	504,789	9,753	5,961	4,730	4,684
Units redeemed	(36,778)	(29,998)	(409,782)	(535,546)	(14,448)	(9,174)	(26,239)	(8,543)

Ending units	64,819	86,405	140,471	198,847	24,323	29,018	26,244	47,753

The accompanying notes are an integral part of these financial statements.

14

Ohio National Variable Account D

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2009 and 2008

	Ohio National Fund, Inc.
							International Small-Mid
	International		Capital Appreciation		Millennium		Company
	Subaccount		Subaccount		Subaccount		Subaccount
	2009	2008	2009	2008	2009	2008	2009	2008

Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(11,651)	$(17,254)	$(990)	$(6,760)	$(7,959)	$(12,362)	$(6,512)	$(12,240)
Reinvested capital gains	0	0	0	0	0	0	0	0
Realized gain (loss)	(52,651)	(17,764)	(29,545)	49,674	(68,085)	24,374	(104,158)	30,536
Unrealized gain (loss)	344,915	(729,063)	269,419	(505,801)	176,649	(531,944)	283,986	(619,782)

Net increase (decrease) in contract owners’ equity from operations	280,613	(764,081)	238,884	(462,887)	100,605	(519,932)	173,316	(601,486)

Equity transactions:
Contract purchase payments	68,012	105,852	103,561	158,260	73,444	101,567	73,296	143,062
Transfers (to) and from other subaccounts	(56,400)	(110,905)	(34,970)	(118,510)	(36,620)	(51,512)	(86,650)	(193,156)
Transfers (to) and from fixed dollar contract	(7,909)	(748)	(29,830)	(4,198)	(9,442)	(16,739)	(15,947)	(13,966)
Withdrawals, surrenders and death benefit payments	(87,264)	(171,325)	(176,231)	(205,925)	(101,310)	(287,358)	(213,425)	(136,421)
Surrender charges (note 2)	(414)	(87)	(28)	0	(41)	(28)	(1,191)	0

Net equity transactions	(83,975)	(177,213)	(137,498)	(170,373)	(73,969)	(254,070)	(243,917)	(200,481)

Net change in contract owners’ equity	196,638	(941,294)	101,386	(633,260)	26,636	(774,002)	(70,601)	(801,967)
Contract owners’ equity:
Beginning of period	819,721	1,761,015	679,620	1,312,880	635,722	1,409,724	530,651	1,332,618

End of period	$1,016,359	$819,721	$781,006	$679,620	$662,358	$635,722	$460,050	$530,651

Change in units:
Beginning units	85,064	97,220	34,903	40,575	34,747	43,682	29,833	35,997

Units purchased	6,865	8,435	5,863	5,829	4,427	3,992	4,609	6,504
Units redeemed	(14,598)	(20,591)	(12,306)	(11,501)	(8,811)	(12,927)	(16,494)	(12,668)

Ending units	77,331	85,064	28,460	34,903	30,363	34,747	17,948	29,833

The accompanying notes are an integral part of these financial statements.

15

Ohio National Variable Account D

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2009 and 2008

	Ohio National Fund, Inc.
	Aggressive Growth		Small Cap Growth		Mid Cap Opportunity		S&P 500 Index
	Subaccount		Subaccount		Subaccount		Subaccount
	2009	2008	2009	2008	2009	2008	2009	2008

Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(2,728)	$(4,182)	$(1,499)	$(2,010)	$(8,170)	$(14,324)	$372	$6,457
Reinvested capital gains	0	0	0	0	0	0	0	0
Realized gain (loss)	(9,368)	17,781	(7,732)	2,905	(59,273)	83,832	(155,073)	34,805
Unrealized gain (loss)	81,505	(186,090)	54,657	(108,020)	265,995	(803,928)	489,245	(1,089,448)

Net increase (decrease) in contract owners’ equity from operations	69,409	(172,491)	45,426	(107,125)	198,552	(734,420)	334,544	(1,048,186)

Equity transactions:
Contract purchase payments	25,149	49,848	24,512	32,340	86,923	137,979	196,576	292,913
Transfers (to) and from other subaccounts	(12,566)	3,379	(820)	(4,126)	82,307	(90,737)	(96,405)	4,245
Transfers (to) and from fixed dollar contract	(2,829)	(228)	(1,191)	(69)	(14,955)	(14,478)	(7,619)	(15,247)
Withdrawals, surrenders and death benefit payments	(43,003)	(149,825)	(28,914)	(110,561)	(191,251)	(383,686)	(414,817)	(703,000)
Surrender charges (note 2)	0	(50)	(12)	0	0	(899)	(745)	(896)

Net equity transactions	(33,249)	(96,876)	(6,425)	(82,416)	(36,976)	(351,821)	(323,010)	(421,985)

Net change in contract owners’ equity	36,160	(269,367)	39,001	(189,541)	161,576	(1,086,241)	11,534	(1,470,171)
Contract owners’ equity:
Beginning of period	189,077	458,444	95,974	285,515	603,417	1,689,658	1,667,909	3,138,080

End of period	$225,237	$189,077	$134,975	$95,974	$764,993	$603,417	$1,679,443	$1,667,909

Change in units:
Beginning units	30,967	41,723	11,265	17,296	43,739	58,859	134,333	156,345

Units purchased	3,814	7,200	3,746	2,823	12,582	8,143	16,187	21,990
Units redeemed	(8,565)	(17,956)	(4,361)	(8,854)	(16,351)	(23,263)	(41,571)	(44,002)

Ending units	26,216	30,967	10,650	11,265	39,970	43,739	108,949	134,333

The accompanying notes are an integral part of these financial statements.

16

Ohio National Variable Account D

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2009 and 2008

	Ohio National Fund, Inc.
	Strategic Value		High Income Bond		Capital Growth		Nasdaq-100 Index
	Subaccount		Subaccount		Subaccount		Subaccount
	2009	2008	2009	2008	2009	2008	2009	2008

Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$3,471	$8,020	$(5,454)	$(6,673)	$(2,543)	$(2,897)	$(2,324)	$(2,594)
Reinvested capital gains	0	0	0	0	0	0	0	0
Realized gain (loss)	(28,447)	(7,103)	(1,432)	17,723	(7,162)	6,103	190	889
Unrealized gain (loss)	37,909	(78,407)	162,645	(135,249)	67,013	(103,484)	74,615	(104,876)

Net increase (decrease) in contract owners’ equity from operations	12,933	(77,490)	155,759	(124,199)	57,308	(100,278)	72,481	(106,581)

Equity transactions:
Contract purchase payments	65,544	75,634	86,001	105,105	27,546	44,663	24,164	34,910
Transfers (to) and from other subaccounts	(6,738)	(8,624)	(28,197)	(159,772)	(5,249)	5,530	5,403	192
Transfers (to) and from fixed dollar contract	(2,950)	(1,118)	(8,855)	(18,499)	10,980	(5,991)	(570)	(3,384)
Withdrawals, surrenders and death benefit payments	(51,002)	(29,453)	(93,319)	(109,720)	(40,889)	(22,155)	(39,211)	(45,682)
Surrender charges (note 2)	0	0	(53)	(51)	(6)	0	(186)	0

Net equity transactions	4,854	36,439	(44,423)	(182,937)	(7,618)	22,047	(10,400)	(13,964)

Net change in contract owners’ equity	17,787	(41,051)	111,336	(307,136)	49,690	(78,231)	62,081	(120,545)
Contract owners’ equity:
Beginning of period	190,430	231,481	353,405	660,541	177,218	255,449	140,662	261,207

End of period	$208,217	$190,430	$464,741	$353,405	$226,908	$177,218	$202,743	$140,662

Change in units:
Beginning units	24,040	20,682	32,320	44,516	26,307	23,809	50,816	54,018

Units purchased	8,763	8,713	20,088	12,636	5,492	6,417	12,686	13,302
Units redeemed	(8,915)	(5,355)	(23,545)	(24,832)	(6,562)	(3,919)	(15,205)	(16,504)

Ending units	23,888	24,040	28,863	32,320	25,237	26,307	48,297	50,816

The accompanying notes are an integral part of these financial statements.

17

Ohio National Variable Account D

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2009 and 2008

	Ohio National Fund, Inc.
	Bristol		Bryton Growth		U.S. Equity		Balanced
	Subaccount		Subaccount		Subaccount		Subaccount
	2009	2008	2009	2008	2009	2008	2009	2008

Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(238)	$(129)	$(2,357)	$(972)	$(57)	$(16)	$443	$(185)
Reinvested capital gains	0	0	0	0	0	0	0	0
Realized gain (loss)	(1,298)	259	11,591	252	(4,275)	(609)	(369)	(3,801)
Unrealized gain (loss)	11,741	(18,059)	57,581	(35,979)	5,019	(6,237)	5,404	(1,703)

Net increase (decrease) in contract owners’ equity from operations	10,205	(17,929)	66,815	(36,699)	687	(6,862)	5,478	(5,689)

Equity transactions:
Contract purchase payments	8,451	10,911	53,665	20,283	2,564	4,968	11,833	57,506
Transfers (to) and from other subaccounts	0	(2,699)	131,975	1,174	(4,822)	0	7,990	768
Transfers (to) and from fixed dollar contract	22	(512)	2,274	16,466	24	0	24	0
Withdrawals, surrenders and death benefit payments	(11,266)	(4,941)	(82,487)	(3,080)	(4,280)	(1,063)	(5,355)	(49,538)
Surrender charges (note 2)	0	0	0	0	0	0	0	0

Net equity transactions	(2,793)	2,759	105,427	34,843	(6,514)	3,905	14,492	8,736

Net change in contract owners’ equity	7,412	(15,170)	172,242	(1,856)	(5,827)	(2,957)	19,970	3,047
Contract owners’ equity:
Beginning of period	27,801	42,971	63,079	64,935	8,354	11,311	16,440	13,393

End of period	$35,213	$27,801	$235,321	$63,079	$2,527	$8,354	$36,410	$16,440

Change in units:
Beginning units	3,201	2,903	8,501	5,221	1,191	828	1,725	1,013

Units purchased	882	922	29,364	3,572	424	457	2,106	6,283
Units redeemed	(1,057)	(624)	(14,184)	(292)	(1,302)	(94)	(731)	(5,571)

Ending units	3,026	3,201	23,681	8,501	313	1,191	3,100	1,725

The accompanying notes are an integral part of these financial statements.

18

Ohio National Variable Account D

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2009 and 2008

	Ohio National Fund, Inc.
					Bristol
	Income Opportunity		Target Equity/Income		Growth
	Subaccount		Subaccount		Subaccount
	2009	2008	2009	2008	2009	2008

Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(1)	$(163)	$1	$1	$(5)	$0
Reinvested capital gains	0	0	0	0	0	0
Realized gain (loss)	1	(1,840)	(1)	0	38	(1)
Unrealized gain (loss)	11	(1,523)	20	(10)	106	(16)

Net increase (decrease) in contract owners’ equity from operations	11	(3,526)	20	(9)	139	(17)

Equity transactions:
Contract purchase payments	250	1,062	53	60	600	149
Transfers (to) and from other subaccounts	0	(8,669)	0	0	0	0
Transfers (to) and from fixed dollar contract	0	0	0	0	0	0
Withdrawals, surrenders and death benefit payments	0	(5,058)	0	(2)	(257)	(4)
Surrender charges (note 2)	0	0	0	0	0	0

Net equity transactions	250	(12,665)	53	58	343	145

Net change in contract owners’ equity	261	(16,191)	73	49	482	128
Contract owners’ equity:
Beginning of period	0	16,191	49	0	128	0

End of period	$261	$0	$122	$49	$610	$128

Change in units:
Beginning units	0	1,388	9	0	22	0

Units purchased	26	99	12	9	88	23
Units redeemed	0	(1,487)	0	0	(36)	(1)

Ending units	26	0	21	9	74	22

The accompanying notes are an integral part of these financial statements.

19

Ohio National Variable Account D

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2009 and 2008

	Dow Target 10 Portfolios
	First Quarter		Second Quarter		Third Quarter		Fourth Quarter
	Subaccount		Subaccount		Subaccount		Subaccount
	2009	2008	2009	2008	2009	2008	2009	2008

Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(24)	$(134)	$(16)	$(50)	$(16)	$(45)	$(21)	$(49)
Reinvested capital gains	0	0	0	0	0	0	0	0
Realized gain (loss)	(1,989)	(816)	(1,542)	89	(1,546)	47	(1,277)	12
Unrealized gain (loss)	1,626	(2,740)	1,323	(2,316)	1,140	(1,856)	929	(1,512)

Net increase (decrease) in contract owners’ equity from operations	(387)	(3,690)	(235)	(2,277)	(422)	(1,854)	(369)	(1,549)

Equity transactions:
Contract purchase payments	126	624	6	587	0	867	0	581
Transfers (to) and from other subaccounts	0	1,429	0	0	0	0	0	0
Transfers (to) and from fixed dollar contract	0	0	0	0	0	0	0	0
Withdrawals, surrenders and death benefit payments	(3,206)	(504)	(2,247)	(902)	(2,142)	(874)	(2,660)	(560)
Surrender charges (note 2)	0	0	0	0	0	0	0	0

Net equity transactions	(3,080)	1,549	(2,241)	(315)	(2,142)	(7)	(2,660)	21

Net change in contract owners’ equity	(3,467)	(2,141)	(2,476)	(2,592)	(2,564)	(1,861)	(3,029)	(1,528)
Contract owners’ equity:
Beginning of period	3,628	5,769	2,605	5,197	2,690	4,551	3,228	4,756

End of period	$161	$3,628	$129	$2,605	$126	$2,690	$199	$3,228

Change in units:
Beginning units	467	458	309	327	299	296	325	307

Units purchased	17	674	1	45	0	66	0	58
Units redeemed	(466)	(665)	(298)	(63)	(286)	(63)	(307)	(40)

Ending units	18	467	12	309	13	299	18	325

The accompanying notes are an integral part of these financial statements.

20

Ohio National Variable Account D

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2009 and 2008

	Dow Target 5 Portfolios
	First Quarter		Second Quarter		Third Quarter		Fourth Quarter
	Subaccount		Subaccount		Subaccount		Subaccount
	2009	2008	2009	2008	2009	2008	2009	2008

Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$0	$(4)	$0	$(5)	$0	$(5)	$(1)	$(5)
Reinvested capital gains	0	0	0	0	0	0	0	0
Realized gain (loss)	(2)	199	(1)	101	(34)	57	(19)	118
Unrealized gain (loss)	9	(362)	6	(332)	20	(339)	16	(310)

Net increase (decrease) in contract owners’ equity from operations	7	(167)	5	(236)	(14)	(287)	(4)	(197)

Equity transactions:
Contract purchase payments	0	49	0	0	0	48	0	0
Transfers (to) and from other subaccounts	0	0	0	0	0	0	0	0
Transfers (to) and from fixed dollar contract	0	0	0	0	0	0	0	0
Withdrawals, surrenders and death benefit payments	(1)	(1,724)	(1)	(1,904)	(20)	(1,897)	(21)	(1,504)
Surrender charges (note 2)	0	0	0	0	0	0	0	0

Net equity transactions	(1)	(1,675)	(1)	(1,904)	(20)	(1,849)	(21)	(1,504)

Net change in contract owners’ equity	6	(1,842)	4	(2,140)	(34)	(2,136)	(25)	(1,701)
Contract owners’ equity:
Beginning of period	45	1,887	23	2,163	70	2,206	84	1,785

End of period	$51	$45	$27	$23	$36	$70	$59	$84

Change in units:
Beginning units	5	117	3	124	11	164	8	98

Units purchased	0	3	0	0	0	4	0	0
Units redeemed	0	(115)	0	(121)	(4)	(157)	(3)	(90)

Ending units	5	5	3	3	7	11	5	8

The accompanying notes are an integral part of these financial statements.

21

Ohio National Variable Account D

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2009 and 2008

	Janus Adviser Series — Class S (note 4)
	Large Cap Growth		Worldwide		Balanced		International Growth
	Subaccount		Subaccount		Subaccount		Subaccount
	2009	2008	2009	2008	2009	2008	2009	2008

Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(2,028)	$(4,564)	$12,230	$(2,492)	$3,112	$7,175	$(3,252)	$(15,677)
Reinvested capital gains	0	0	0	0	0	36,533	0	124,601
Realized gain (loss)	(85,774)	17,714	(84,890)	6,205	(125,833)	(3,373)	(241,106)	22,421
Unrealized gain (loss)	118,817	(282,163)	107,625	(193,612)	171,630	(217,770)	499,341	(814,286)

Net increase (decrease) in contract owners’ equity from operations	31,015	(269,013)	34,965	(189,899)	48,909	(177,435)	254,983	(682,941)

Equity transactions:
Contract purchase payments	19,560	76,023	10,844	37,962	41,324	142,032	85,979	269,629
Transfers (to) and from other subaccounts	(389,021)	(21,776)	(220,216)	(43,455)	(861,484)	(85,230)	(998,685)	(203,652)
Transfers (to) and from fixed dollar contract	0	(15,734)	(400)	(1,314)	5,333	(22,577)	(15,128)	(31,389)
Withdrawals, surrenders and death benefit payments	(24,476)	(205,067)	(46,446)	(75,125)	(139,182)	(297,716)	(28,716)	(185,069)
Surrender charges (note 2)	(105)	(44)	0	(767)	0	(1,681)	0	(39)

Net equity transactions	(394,042)	(166,598)	(256,218)	(82,699)	(954,009)	(265,172)	(956,550)	(150,520)

Net change in contract owners’ equity	(363,027)	(435,611)	(221,253)	(272,598)	(905,100)	(442,607)	(701,567)	(833,461)
Contract owners’ equity:
Beginning of period	363,027	798,638	221,253	493,851	905,100	1,347,707	701,567	1,535,028

End of period	$0	$363,027	$0	$221,253	$0	$905,100	$0	$701,567

Change in units:
Beginning units	67,061	87,937	39,451	48,042	77,570	97,075	45,111	49,647

Units purchased	3,911	12,770	2,082	4,904	10,188	14,654	8,463	25,667
Units redeemed	(70,972)	(33,646)	(41,533)	(13,495)	(87,758)	(34,159)	(53,574)	(30,203)

Ending units	0	67,061	0	39,451	0	77,570	0	45,111

The accompanying notes are an integral part of these financial statements.

22

Ohio National Variable Account D

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2009 and 2008

	Janus Investment Fund Trust — Class S (note 4)
	Janus	Worldwide	Balanced	Overseas
	Subaccount	Subaccount	Subaccount	Subaccount
	2009	2009	2009	2009

Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(2,129)	$(679)	$(128)	$(2,493)
Reinvested capital gains	0	0	0	0
Realized gain (loss)	9,846	3,583	8,200	54,494
Unrealized gain (loss)	63,645	30,841	82,545	77,733

Net increase (decrease) in contract owners’ equity from operations	71,362	33,745	90,617	129,734

Equity transactions:
Contract purchase payments	0	0	0	0
Transfers (to) and from other subaccounts	329,872	175,093	654,995	401,362
Transfers (to) and from fixed dollar contract	(12,330)	(5,019)	(27,602)	(1,412)
Withdrawals, surrenders and death benefit payments	(79,636)	(26,608)	(90,037)	(78,733)
Surrender charges (note 2)	0	(55)	(23)	(29)

Net equity transactions	237,906	143,411	537,333	321,188

Net change in contract owners’ equity	309,268	177,156	627,950	450,922
Contract owners’ equity:
Beginning of period	0	0	0	0

End of period	$309,268	$177,156	$627,950	$450,922

Change in units:
Beginning units	0	0	0	0

Units purchased	57,115	26,603	54,225	27,051
Units redeemed	(14,891)	(4,998)	(9,935)	(9,743)

Ending units	42,224	21,605	44,290	17,308

The accompanying notes are an integral part of these financial statements.

23

Ohio National Variable Account D

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2009 and 2008

	Wells Fargo Advantage Variable Trust Funds
	Opportunity		Small/Mid Cap Value		Discovery
	Subaccount		Subaccount		Subaccount
	2009	2008	2009	2008	2009	2008

Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(185)	$184	$(2)	$(6)	$(447)	$(1,104)
Reinvested capital gains	0	6,638	0	91	0	0
Realized gain (loss)	(1,753)	(6,532)	(359)	(3)	2,179	(2,842)
Unrealized gain (loss)	7,296	(13,866)	387	(311)	9,164	(42,983)

Net increase (decrease) in contract owners’ equity from operations	5,358	(13,576)	26	(229)	10,896	(46,929)

Equity transactions:
Contract purchase payments	0	0	0	0	0	0
Transfers (to) and from other subaccounts	0	(5,019)	0	0	0	(7,785)
Transfers (to) and from fixed dollar contract	0	0	0	0	0	0
Withdrawals, surrenders and death benefit payments	(2,660)	(5,266)	(303)	0	(16,154)	(19,854)
Surrender charges (note 2)	0	0	0	0	0	0

Net equity transactions	(2,660)	(10,285)	(303)	0	(16,154)	(27,639)

Net change in contract owners’ equity	2,698	(23,861)	(277)	(229)	(5,258)	(74,568)
Contract owners’ equity:
Beginning of period	12,281	36,142	277	506	32,875	107,443

End of period	$14,979	$12,281	$0	$277	$27,617	$32,875

Change in units:
Beginning units	1,321	2,297	29	29	5,706	10,237

Units purchased	0	0	0	0	0	0
Units redeemed	(216)	(976)	(29)	0	(2,244)	(4,531)

Ending units	1,105	1,321	0	29	3,462	5,706

The accompanying notes are an integral part of these financial statements.

24

Ohio National Variable Account D

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2009 and 2008

	Goldman Sachs Variable Insurance Trust — Institutional Shares
	Growth and Income		Structured U.S. Equity		Capital Growth
	Subaccount		Subaccount		Subaccount
	2009	2008	2009	2008	2009	2008

Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$3,428	$2,113	$324	$144	$(678)	$(1,310)
Reinvested capital gains	0	29	0	511	0	0
Realized gain (loss)	(29,773)	(13,567)	(6,965)	(1,606)	(4,278)	(3,567)
Unrealized gain (loss)	100,909	(97,752)	13,307	(24,749)	35,025	(51,049)

Net increase (decrease) in contract owners’ equity from operations	74,564	(109,177)	6,666	(25,700)	30,069	(55,926)

Equity transactions:
Contract purchase payments	90,354	36,934	11,258	10,209	12,684	18,702
Transfers (to) and from other subaccounts	236,847	(29,957)	(5,994)	(376)	5,985	(79)
Transfers (to) and from fixed dollar contract	12,480	183	0	(1,384)	0	(149)
Withdrawals, surrenders and death benefit payments	(74,579)	(57,115)	(7,757)	(19,703)	(17,024)	(27,301)
Surrender charges (note 2)	(6)	0	0	(68)	0	(22)

Net equity transactions	265,096	(49,955)	(2,493)	(11,322)	1,645	(8,849)

Net change in contract owners’ equity	339,660	(159,132)	4,173	(37,022)	31,714	(64,775)
Contract owners’ equity:
Beginning of period	215,473	374,605	41,352	78,374	67,456	132,231

End of period	$555,133	$215,473	$45,525	$41,352	$99,170	$67,456

Change in units:
Beginning units	24,160	27,134	6,198	7,302	11,820	13,315

Units purchased	48,543	9,241	1,691	1,204	3,404	2,891
Units redeemed	(19,386)	(12,215)	(2,180)	(2,308)	(3,304)	(4,386)

Ending units	53,317	24,160	5,709	6,198	11,920	11,820

The accompanying notes are an integral part of these financial statements.

25

Ohio National Variable Account D

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2009 and 2008

	Van Kampen Universal Institutional
	Funds — Class I
			Core Plus
	U.S. Real Estate		Fixed Income
	Subaccount		Subaccount
	2009	2008	2009	2008

Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$6,628	$16,078	$2,184	$1,188
Reinvested capital gains	0	287,759	0	0
Realized gain (loss)	(279,734)	(89,760)	(1,490)	(1,188)
Unrealized gain (loss)	353,427	(528,852)	2,039	(4,276)

Net increase (decrease) in contract owners’ equity from operations	80,321	(314,775)	2,733	(4,276)

Equity transactions:
Contract purchase payments	56,404	150,276	7,705	17,144
Transfers (to) and from other subaccounts	(107,493)	(33,654)	(17,295)	7,921
Transfers (to) and from fixed dollar contract	(19,194)	(26,471)	(254)	0
Withdrawals, surrenders and death benefit payments	(92,262)	(91,423)	(5,929)	(1,871)
Surrender charges (note 2)	(426)	(29)	0	0

Net equity transactions	(162,971)	(1,301)	(15,773)	23,194

Net change in contract owners’ equity	(82,650)	(316,076)	(13,040)	18,918
Contract owners’ equity:
Beginning of period	522,508	838,584	47,386	28,468

End of period	$439,858	$522,508	$34,346	$47,386

Change in units:
Beginning units	26,438	25,998	4,714	2,509

Units purchased	3,305	8,691	743	2,380
Units redeemed	(12,169)	(8,251)	(2,299)	(175)

Ending units	17,574	26,438	3,158	4,714

The accompanying notes are an integral part of these financial statements.

26

Ohio National Variable Account D

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2009 and 2008

	Lazard Retirement Series, Inc.
	Emerging Markets Equity		U.S. Small-Mid Cap Equity		U.S. Strategic Equity		International Equity
	Subaccount		Subaccount		Subaccount		Subaccount
	2009	2008	2009	2008	2009	2008	2009	2008

Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$11,952	$12,767	$(5,833)	$(6,998)	$(113)	$(24)	$774	$(117)
Reinvested capital gains	0	86,374	0	0	0	0	0	132
Realized gain (loss)	(132,261)	58,542	(37,603)	(130,269)	(3,244)	(1,359)	(1,639)	(7,722)
Unrealized gain (loss)	572,024	(939,094)	233,170	(97,225)	8,292	(5,557)	9,788	(9,779)

Net increase (decrease) in contract owners’ equity from operations	451,715	(781,411)	189,734	(234,492)	4,935	(6,940)	8,923	(17,486)

Equity transactions:
Contract purchase payments	127,359	189,209	42,441	88,798	8,625	17,546	22,476	10,038
Transfers (to) and from other subaccounts	(105,614)	(132,212)	(2,090)	(88,087)	2,372	(1,306)	11,646	0
Transfers (to) and from fixed dollar contract	(22,390)	(6,156)	282	0	187	0	700	0
Withdrawals, surrenders and death benefit payments	(258,854)	(230,923)	(23,069)	(157,805)	(10,930)	(2,326)	(9,125)	(14,173)
Surrender charges (note 2)	(1,547)	(83)	(42)	(45)	(25)	0	(28)	0

Net equity transactions	(261,046)	(180,165)	17,522	(157,139)	229	13,914	25,669	(4,135)

Net change in contract owners’ equity	190,669	(961,576)	207,256	(391,631)	5,164	6,974	34,592	(21,621)
Contract owners’ equity:
Beginning of period	823,426	1,785,002	366,749	758,380	18,191	11,217	20,869	42,490

End of period	$1,014,095	$823,426	$574,005	$366,749	$23,355	$18,191	$55,461	$20,869

Change in units:
Beginning units	44,234	48,511	29,625	38,395	2,375	935	2,224	2,813

Units purchased	9,852	10,481	4,220	5,403	3,036	1,825	3,822	840
Units redeemed	(21,580)	(14,758)	(3,067)	(14,173)	(2,975)	(385)	(1,115)	(1,429)

Ending units	32,506	44,234	30,778	29,625	2,436	2,375	4,931	2,224

The accompanying notes are an integral part of these financial statements.

27

Ohio National Variable Account D

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2009 and 2008

	Fidelity Variable Insurance Products Fund — Service Class 2
	VIP Mid Cap		VIP Contrafund		VIP Growth		VIP Equity-Income
	Subaccount		Subaccount		Subaccount		Subaccount
	2009	2008	2009	2008	2009	2008	2009	2008

Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(10,307)	$(17,669)	$(2,992)	$(10,837)	$(3,241)	$(3,036)	$2,138	$3,012
Reinvested capital gains	6,458	296,532	381	58,218	240	0	0	421
Realized gain (loss)	(133,762)	(83,165)	(294,105)	(290,772)	(31,938)	9,845	(45,044)	(45,393)
Unrealized gain (loss)	515,555	(975,547)	716,642	(770,432)	103,553	(257,531)	109,687	(137,483)

Net increase (decrease) in contract owners’ equity from operations	377,944	(779,849)	419,926	(1,013,823)	68,614	(250,722)	66,781	(179,443)

Equity transactions:
Contract purchase payments	191,967	305,191	275,941	407,503	68,937	120,425	55,516	83,357
Transfers (to) and from other subaccounts	45,892	(323,447)	(228,474)	(242,986)	(5,492)	(30,543)	2,832	(105,572)
Transfers (to) and from fixed dollar contract	(831)	6,694	(21,356)	(5,460)	42	8,100	1,922	3,512
Withdrawals, surrenders and death benefit payments	(268,245)	(364,862)	(221,862)	(281,929)	(98,705)	(93,386)	(71,663)	(64,067)
Surrender charges (note 2)	(122)	(151)	(111)	(836)	(33)	(832)	(80)	(41)

Net equity transactions	(31,339)	(376,575)	(195,862)	(123,708)	(35,251)	3,764	(11,473)	(82,811)

Net change in contract owners’ equity	346,605	(1,156,424)	224,064	(1,137,531)	33,363	(246,958)	55,308	(262,254)
Contract owners’ equity:
Beginning of period	1,076,671	2,233,095	1,316,875	2,454,406	271,728	518,686	230,743	492,997

End of period	$1,423,276	$1,076,671	$1,540,939	$1,316,875	$305,091	$271,728	$286,051	$230,743

Change in units:
Beginning units	77,773	96,115	155,665	164,046	60,931	60,464	27,143	32,721

Units purchased	18,879	24,499	46,808	73,552	16,525	20,073	7,879	10,892
Units redeemed	(22,093)	(42,841)	(66,197)	(81,933)	(23,273)	(19,606)	(8,765)	(16,470)

Ending units	74,559	77,773	136,276	155,665	54,183	60,931	26,257	27,143

The accompanying notes are an integral part of these financial statements.

28

Ohio National Variable Account D

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2009 and 2008

	MFS Variable Insurance Trust — Service Class
	New Discovery		Investors Growth Stock		Mid Cap Growth		Total Return
	Subaccount		Subaccount		Subaccount		Subaccount
	2009	2008	2009	2008	2009	2008	2009	2008

Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(700)	$(976)	$(1,502)	$(1,856)	$(850)	$(1,268)	$9,452	$9,161
Reinvested capital gains	0	14,713	0	8,303	0	12,902	0	36,662
Realized gain (loss)	(873)	(15,713)	(1,881)	6,739	(11,155)	(528)	(26,753)	(22,245)
Unrealized gain (loss)	26,985	(35,289)	59,431	(91,628)	33,234	(72,573)	82,873	(172,635)

Net increase (decrease) in contract owners’ equity from operations	25,412	(37,265)	56,048	(78,442)	21,229	(61,467)	65,572	(149,057)

Equity transactions:
Contract purchase payments	5,963	9,597	15,002	19,780	5,745	14,780	61,158	98,949
Transfers (to) and from other subaccounts	4,095	(6,026)	(6,382)	0	(4,498)	(967)	(39,954)	(147,320)
Transfers (to) and from fixed dollar contract	0	0	0	0	(1,787)	(146)	(1,687)	(7,057)
Withdrawals, surrenders and death benefit payments	(169)	(29,012)	(1,055)	(45,312)	(8,258)	(7,260)	(41,618)	(101,102)
Surrender charges (note 2)	0	0	0	0	0	0	(118)	(105)

Net equity transactions	9,889	(25,441)	7,565	(25,532)	(8,798)	6,407	(22,219)	(156,635)

Net change in contract owners’ equity	35,301	(62,706)	63,613	(103,974)	12,431	(55,060)	43,353	(305,692)
Contract owners’ equity:
Beginning of period	36,944	99,650	141,335	245,309	58,568	113,628	444,869	750,561

End of period	$72,245	$36,944	$204,948	$141,335	$70,999	$58,568	$488,222	$444,869

Change in units:
Beginning units	4,957	7,978	19,182	20,701	11,759	10,895	42,280	54,670

Units purchased	1,203	1,627	2,010	2,409	1,062	1,729	5,681	9,231
Units redeemed	(130)	(4,648)	(924)	(3,928)	(2,593)	(865)	(8,015)	(21,621)

Ending units	6,030	4,957	20,268	19,182	10,228	11,759	39,946	42,280

The accompanying notes are an integral part of these financial statements.

29

Ohio National Variable Account D

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2009 and 2008

					J.P. Morgan Insurance
	J.P. Morgan Series Trust II (note 4)				Trust — Class I (note 4)
					Small	Mid Cap
	Small Company		Mid Cap Value		Cap Core	Value
	Subaccount		Subaccount		Subaccount	Subaccount
	2009	2008	2009	2008	2009	2008

Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$253	$(2,002)	$6,809	$(734)	$(976)	$(3,365)
Reinvested capital gains	2,390	18,089	725	29,883	0	0
Realized gain (loss)	(86,320)	(8,021)	(120,407)	(23,418)	3,188	29,093
Unrealized gain (loss)	75,151	(75,042)	105,802	(145,760)	32,079	64,857

Net increase (decrease) in contract owners’ equity from operations	(8,526)	(66,976)	(7,071)	(140,029)	34,291	90,585

Equity transactions:
Contract purchase payments	9,037	47,342	37,914	87,752	18,561	48,858
Transfers (to) and from other subaccounts	(141,844)	(11,463)	(320,292)	(49,067)	126,965	313,403
Transfers (to) and from fixed dollar contract	0	(3,799)	(3,643)	(8,170)	0	(1,801)
Withdrawals, surrenders and death benefit payments	(775)	(18,504)	(9,555)	(97,723)	(31,563)	(42,896)
Surrender charges (note 2)	(28)	(76)	0	(16)	0	(12)

Net equity transactions	(133,610)	13,500	(295,576)	(67,224)	113,963	317,552

Net change in contract owners’ equity	(142,136)	(53,476)	(302,647)	(207,253)	148,254	408,137
Contract owners’ equity:
Beginning of period	142,136	195,612	302,647	509,900	0	0

End of period	$0	$142,136	$0	$302,647	$148,254	$408,137

Change in units:
Beginning units	13,511	12,477	21,965	24,387	0	0

Units purchased	1,001	3,710	3,529	12,535	15,999	32,145
Units redeemed	(14,512)	(2,676)	(25,494)	(14,957)	(4,347)	(8,435)

Ending units	0	13,511	0	21,965	11,652	23,710

The accompanying notes are an integral part of these financial statements.

30

Ohio National Variable Account D

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2009 and 2008

	PIMCO Variable Insurance Trust — Administrative Shares
	Real Return		Total Return		Global Bond
	Subaccount		Subaccount		Subaccount
	2009	2008	2009	2008	2009	2008

Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$14,816	$19,011	$27,719	$17,431	$8,535	$6,274
Reinvested capital gains	32,999	1,053	26,348	9,057	50,116	0
Realized gain (loss)	(10,837)	(10,706)	14,365	598	11,135	(10,873)
Unrealized gain (loss)	85,153	(80,488)	17,063	(14,317)	3,745	(15,779)

Net increase (decrease) in contract owners’ equity from operations	122,131	(71,130)	85,495	12,769	73,531	(20,378)

Equity transactions:
Contract purchase payments	207,407	149,357	220,388	101,980	106,613	67,856
Transfers (to) and from other subaccounts	23,065	704	159,476	106,798	42,563	167,989
Transfers (to) and from fixed dollar contract	5,802	(42,252)	20,930	(46,568)	12,278	29,257
Withdrawals, surrenders and death benefit payments	(142,912)	(213,680)	(123,736)	(167,143)	(63,985)	(56,934)
Surrender charges (note 2)	(1,624)	0	(42)	(748)	(82)	(30)

Net equity transactions	91,738	(105,871)	277,016	(5,681)	97,387	208,138

Net change in contract owners’ equity	213,869	(177,001)	362,511	7,088	170,918	187,760
Contract owners’ equity:
Beginning of period	686,232	863,233	483,181	476,093	375,068	187,308

End of period	$900,101	$686,232	$845,692	$483,181	$545,986	$375,068

Change in units:
Beginning units	57,163	65,956	38,149	38,871	28,902	14,121

Units purchased	42,349	26,568	52,198	31,859	24,134	29,072
Units redeemed	(35,311)	(35,361)	(31,010)	(32,581)	(16,541)	(14,291)

Ending units	64,201	57,163	59,337	38,149	36,495	28,902

The accompanying notes are an integral part of these financial statements.

31

Ohio National Variable Account D

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2009 and 2008

			Dreyfus Variable
	Calvert Variable		Investment Fund —
	Series, Inc.		Service Shares		Royce Capital Fund
	Social Equity		Appreciation		Small-Cap		Micro-Cap
	Subaccount		Subaccount		Subaccount		Subaccount
	2009	2008	2009	2008	2009	2008	2009	2008

Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(540)	$(1,125)	$96	$14	$(10,265)	$(6,861)	$(4,815)	$5,924
Reinvested capital gains	2,685	549	777	950	0	78,763	0	49,107
Realized gain (loss)	(1,070)	(2,045)	(1,754)	68	(97,330)	(29,710)	(64,032)	(46,332)
Unrealized gain (loss)	14,192	(34,151)	2,723	(6,898)	332,213	(329,895)	234,557	(232,612)

Net increase (decrease) in contract owners’ equity from operations	15,267	(36,772)	1,842	(5,866)	224,618	(287,703)	165,710	(223,913)

Equity transactions:
Contract purchase payments	8,389	9,029	2,614	2,595	151,917	174,378	82,392	105,032
Transfers (to) and from other subaccounts	6,082	0	(35)	0	96,451	(118,125)	(20,606)	5,386
Transfers (to) and from fixed dollar contract	0	0	0	0	(28,541)	1,362	(205)	(9,057)
Withdrawals, surrenders and death benefit payments	(38,108)	(15,526)	(1,348)	(15,373)	(212,654)	(95,100)	(84,132)	(71,026)
Surrender charges (note 2)	0	0	0	0	(19)	0	(261)	0

Net equity transactions	(23,637)	(6,497)	1,231	(12,778)	7,154	(37,485)	(22,812)	30,335

Net change in contract owners’ equity	(8,370)	(43,269)	3,073	(18,644)	231,772	(325,188)	142,898	(193,578)
Contract owners’ equity:
Beginning of period	54,081	97,350	9,216	27,860	761,200	1,086,388	297,990	491,568

End of period	$45,711	$54,081	$12,289	$9,216	$992,972	$761,200	$440,888	$297,990

Change in units:
Beginning units	10,099	11,516	885	1,855	52,198	53,523	23,912	22,078

Units purchased	2,393	1,285	1,244	203	25,411	16,635	9,681	14,118
Units redeemed	(6,049)	(2,702)	(1,150)	(1,173)	(26,566)	(17,960)	(10,905)	(12,284)

Ending units	6,443	10,099	979	885	51,043	52,198	22,688	23,912

The accompanying notes are an integral part of these financial statements.

32

Ohio National Variable Account D

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2009 and 2008

					Old Mutual Insurance
					Series Fund	UBS Series Trust —
	The Prudential Series Fund, Inc.				Technology &	Class I
	Jennison		Jennison 20/20 Focus		Communications	U.S. Allocation
	Subaccount		Subaccount		Subaccount	Subaccount
	2009	2008	2009	2008	2008	2009	2008

Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(320)	$(412)	$(6,136)	$(4,880)	$(67)	$11	$4
Reinvested capital gains	0	0	0	21,622	0	0	0
Realized gain (loss)	(1,590)	(247)	15,517	(73,234)	3,210	(158)	1
Unrealized gain (loss)	12,363	(14,307)	199,619	(113,220)	(5,123)	140	(174)

Net increase (decrease) in contract owners’ equity from operations	10,453	(14,966)	209,000	(169,712)	(1,980)	(7)	(169)

Equity transactions:
Contract purchase payments	5,028	8,829	115,770	88,741	0	0	0
Transfers (to) and from other subaccounts	33	0	(82,482)	59,585	0	(289)	0
Transfers (to) and from fixed dollar contract	0	0	(7,870)	(4,529)	0	0	0
Withdrawals, surrenders and death benefit payments	(6,152)	(3,480)	(60,505)	(50,768)	(12,952)	0	0
Surrender charges (note 2)	0	0	(34)	0	0	0	0

Net equity transactions	(1,091)	5,349	(35,121)	93,029	(12,952)	(289)	0

Net change in contract owners’ equity	9,362	(9,617)	173,879	(76,683)	(14,932)	(296)	(169)
Contract owners’ equity:
Beginning of period	26,538	36,155	321,927	398,610	14,932	296	465

End of period	$35,900	$26,538	$495,806	$321,927	$0	$0	$296

Change in units:
Beginning units	2,992	2,512	29,464	21,812	888	34	34

Units purchased	625	767	26,927	32,845	0	0	0
Units redeemed	(740)	(287)	(27,173)	(25,193)	(888)	(34)	0

Ending units	2,877	2,992	29,218	29,464	0	0	34

The accompanying notes are an integral part of these financial statements.

33

Ohio National Variable Account D

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2009 and 2008

	Legg Mason Partners Variable Equity Trust — Class I
	Legg Mason		Legg Mason
	ClearBridge Variable		ClearBridge Variable
	Fundamental Value		Investors
	Subaccount		Subaccount
	2009	2008	2009	2008

Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$2	$(90)	$167	$(32)
Reinvested capital gains	0	14	0	842
Realized gain (loss)	(249)	(3,853)	(647)	(4,099)
Unrealized gain (loss)	792	254	5,566	(5,385)

Net increase (decrease) in contract owners’ equity from operations	545	(3,675)	5,086	(8,674)

Equity transactions:
Contract purchase payments	938	4,713	12,619	15,377
Transfers (to) and from other subaccounts	0	(17,330)	0	(16,999)
Transfers (to) and from fixed dollar contract	0	0	0	(179)
Withdrawals, surrenders and death benefit payments	(738)	(883)	(2,050)	(1,467)
Surrender charges (note 2)	0	0	0	0

Net equity transactions	200	(13,500)	10,569	(3,268)

Net change in contract owners’ equity	745	(17,175)	15,655	(11,942)
Contract owners’ equity:
Beginning of period	1,847	19,022	13,818	25,760

End of period	$2,592	$1,847	$29,473	$13,818

Change in units:
Beginning units	232	1,495	1,653	1,957

Units purchased	116	412	1,463	1,377
Units redeemed	(93)	(1,675)	(246)	(1,681)

Ending units	255	232	2,870	1,653

The accompanying notes are an integral part of these financial statements.

34

Ohio National Variable Account D

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2009 and 2008

	Franklin Templeton Variable Insurance Products Trust — Class 2
	Templeton Foreign		Franklin Flex Cap		Franklin Income
	Securities		Growth Securities		Securities
	Subaccount		Subaccount		Subaccount
	2009	2008	2009	2008	2009	2008

Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$1,217	$2,458	$(162)	$(100)	$25,487	$21,479
Reinvested capital gains	6,902	23,457	0	0	0	11,747
Realized gain (loss)	(20,028)	(33,759)	(128)	(13)	(39,400)	(65,992)
Unrealized gain (loss)	130,370	(104,318)	3,843	(3,583)	132,176	(137,063)

Net increase (decrease) in contract owners’ equity from operations	118,461	(112,162)	3,553	(3,696)	118,263	(169,829)

Equity transactions:
Contract purchase payments	99,449	36,910	2,450	8,670	69,114	71,761
Transfers (to) and from other subaccounts	186,722	31,410	0	0	(54,192)	119,351
Transfers (to) and from fixed dollar contract	19,422	(11,994)	(14)	0	(17,451)	(29,024)
Withdrawals, surrenders and death benefit payments	(63,403)	(86,439)	(446)	(686)	(27,229)	(160,266)
Surrender charges (note 2)	(12)	0	0	0	(24)	0

Net equity transactions	242,178	(30,113)	1,990	7,984	(29,782)	1,822

Net change in contract owners’ equity	360,639	(142,275)	5,543	4,288	88,481	(168,007)
Contract owners’ equity:
Beginning of period	137,102	279,377	9,544	5,256	392,283	560,290

End of period	$497,741	$137,102	$15,087	$9,544	$480,764	$392,283

Change in units:
Beginning units	15,266	18,299	1,146	403	45,645	45,247

Units purchased	39,057	9,286	288	799	24,188	35,837
Units redeemed	(13,334)	(12,319)	(53)	(56)	(28,021)	(35,439)

Ending units	40,989	15,266	1,381	1,146	41,812	45,645

The accompanying notes are an integral part of these financial statements.

35

Ohio National Variable Account D

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2009 and 2008

					Neuberger Berman		Financial Investors
	Van Kampen Universal				Advisers Management		Variable Insurance
	Institutional Funds — Class II				Trust — S Class		Trust — Class II
	International		Capital				Ibbotson Conservative
	Growth Equity		Growth		AMT Regency		ETF Asset Allocation
	Subaccount		Subaccount		Subaccount		Subaccount
	2009	2008	2009	2008	2009	2008	2009	2008

Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(22)	$(1)	$(21)	$(1)	$4	$(1)	$(200)	$(10)
Reinvested capital gains	0	0	0	0	98	0	49	1
Realized gain (loss)	2	0	25	0	14	0	27	0
Unrealized gain (loss)	790	(53)	734	(76)	2,198	122	4,538	252

Net increase (decrease) in contract owners’ equity from operations	770	(54)	738	(77)	2,314	121	4,414	243

Equity transactions:
Contract purchase payments	1,567	441	2,718	441	5,894	600	22,742	4,175
Transfers (to) and from other subaccounts	2,853	0	0	0	0	0	47,518	0
Transfers (to) and from fixed dollar contract	0	0	0	0	0	0	0	0
Withdrawals, surrenders and death benefit payments	0	0	(130)	0	0	0	0	0
Surrender charges (note 2)	0	0	0	0	0	0	0	0

Net equity transactions	4,420	441	2,588	441	5,894	600	70,260	4,175

Net change in contract owners’ equity	5,190	387	3,326	364	8,208	721	74,674	4,418
Contract owners’ equity:
Beginning of period	387	0	364	0	721	0	4,418	0

End of period	$5,577	$387	$3,690	$364	$8,929	$721	$79,092	$4,418

Change in units:
Beginning units	76	0	71	0	133	0	473	0

Units purchased	743	76	389	71	1,008	133	7,458	473
Units redeemed	0	0	(17)	0	0	0	0	0

Ending units	819	76	443	71	1,141	133	7,931	473

The accompanying notes are an integral part of these financial statements.

36

Ohio National Variable Account D

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2009 and 2008

	Financial Investors Variable Insurance Trust — Class II
	Ibbotson						Ibbotson
	Income & Growth		Ibbotson Balanced		Ibbotson Growth		Aggressive Growth
	ETF Asset Allocation		ETF Asset Allocation		ETF Asset Allocation		ETF Asset Allocation
	Subaccount		Subaccount		Subaccount		Subaccount
	2009	2008	2009	2008	2009	2008	2009	2008

Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(103)	$(9)	$(811)	$(649)	$(177)	$(15)	$15	$(19)
Reinvested capital gains	46	0	143	19	44	1	5	0
Realized gain (loss)	54	0	7,648	(11,863)	182	(4)	109	(3,046)
Unrealized gain (loss)	7,184	272	26,647	(14,187)	25,561	(1,081)	2,612	(251)

Net increase (decrease) in contract owners’ equity from operations	7,181	263	33,627	(26,680)	25,610	(1,099)	2,741	(3,316)

Equity transactions:
Contract purchase payments	12,052	4,176	45,371	64,255	30,336	1,769	13,033	2,241
Transfers (to) and from other subaccounts	47,579	0	220,520	92,526	86,331	4,486	1,525	3,058
Transfers (to) and from fixed dollar contract	8,374	0	36,583	0	0	0	0	0
Withdrawals, surrenders and death benefit payments	(102)	0	(203,254)	(43,488)	(117)	0	0	0
Surrender charges (note 2)	0	0	0	0	0	0	0	0

Net equity transactions	67,903	4,176	99,220	113,293	116,550	6,255	14,558	5,299

Net change in contract owners’ equity	75,084	4,439	132,847	86,613	142,160	5,156	17,299	1,983
Contract owners’ equity:
Beginning of period	4,439	0	86,613	0	5,156	0	1,983	0

End of period	$79,523	$4,439	$219,460	$86,613	$147,316	$5,156	$19,282	$1,983

Change in units:
Beginning units	531	0	11,647	0	775	0	323	0

Units purchased	7,985	531	38,758	18,736	17,236	775	2,179	2,470
Units redeemed	(11)	0	(25,381)	(7,089)	(15)	0	0	(2,147)

Ending units	8,505	531	25,024	11,647	17,996	775	2,502	323

The accompanying notes are an integral part of these financial statements.

37

Ohio National Variable Account D

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2009 and 2008

	Janus Aspen Series — Service Shares
	Janus	Worldwide	Balanced	Overseas	Total	Total
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccounts	Subaccounts
	2009(a)	2009(a)	2009(a)	2009(a)	2009	2008

Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(33)	$250	$3,057	$(1,527)	$(24,647)	$(23,649)
Reinvested capital gains	0	0	5,054	5,038	140,498	1,215,573
Realized gain (loss)	676	365	384	13,028	(2,706,093)	(797,615)
Unrealized gain (loss)	1,150	10,032	16,000	49,211	8,940,806	(13,567,424)

Net increase (decrease) in contract owners’ equity from operations	1,793	10,647	24,495	65,750	6,350,564	(13,173,115)

Equity transactions:
Contract purchase payments	2,858	9,171	28,359	77,334	4,488,932	5,500,568
Transfers (to) and from other subaccounts	12,419	52,855	163,192	403,327	0	0
Transfers (to) and from fixed dollar contract	0	(39)	1,890	0	86,946	208,842
Withdrawals, surrenders and death benefit payments	(27)	(348)	(4,358)	(11,589)	(6,873,711)	(9,990,839)
Surrender charges (note 2)	0	0	0	0	(7,934)	(8,345)

Net equity transactions	15,250	61,639	189,083	469,072	(2,305,767)	(4,289,774)

Net change in contract owners’ equity	17,043	72,286	213,578	534,822	4,044,797	(17,462,889)
Contract owners’ equity:
Beginning of period	0	0	0	0	22,886,589	40,349,478

End of period	$17,043	$72,286	$213,578	$534,822	$26,931,386	$22,886,589

Change in units:
Beginning units	0	0	0	0	2,061,405	2,308,183

Units purchased	1,944	5,527	19,091	43,463	1,335,953	1,135,999
Units redeemed	(620)	(116)	(1,317)	(5,983)	(1,462,637)	(1,382,777)

Ending units	1,324	5,411	17,774	37,480	1,934,721	2,061,405

(a)	Period from May 1, 2009, date of commencement of operations

The accompanying notes are an integral part of these financial statements.

38

Ohio National Variable Account D

Notes to Financial Statements	December 31, 2009

(1)	Basis of Presentation and Summary of Significant Accounting Policies

A. Organization and Nature of Operations

Ohio National Variable Account D (the “Account”) is a separate account of The Ohio National Life Insurance Company (“ONLIC”) established as a funding vehicle for group variable annuity contracts. The Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended. Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from ONLIC’s other assets and liabilities. The portion of the Account’s assets applicable to the variable annuity contracts is not chargeable with liabilities arising out of any other business ONLIC may conduct.

The variable annuity contracts are sold by registered representatives of broker-dealers that have entered into distribution agreements with Ohio National Equities, Inc. (“ONEQ”). ONEQ is a wholly-owned subsidiary of ONLIC and is the principal underwriter of the contracts. ONLIC pays ONEQ a sales commission based on a pre-determined percentage of each purchase payment and ONEQ pays a portion of that fee to broker-dealers. The commission percentage varies by product.

B. Assets of the Account

Assets of the Account are assigned to the following subaccounts:

Ohio National Fund, Inc.:  Equity, Money Market, Bond, Omni, International, Capital Appreciation, Millennium, International Small-Mid Company, Aggressive Growth, Small Cap Growth, Mid Cap Opportunity, S&P 500 Index, Strategic Value, High Income Bond, Capital Growth, Nasdaq-100 Index, Bristol, Bryton Growth, U.S. Equity, Balanced, Income Opportunity, Target Equity/Income, and Bristol Growth

Dow Target 10 Portfolios:  First Quarter, Second Quarter, Third Quarter, and Fourth Quarter

Dow Target 5 Portfolios:  First Quarter, Second Quarter, Third Quarter, and Fourth Quarter

Janus Investment Fund Trust — Class S:  Janus, Worldwide, Balanced, and Overseas

Wells Fargo Advantage Variable Trust Funds:  Opportunity, and Discovery

Goldman Sachs Variable Insurance Trust:  Growth and Income, Structured U.S. Equity, and Capital Growth

Van Kampen Universal Institutional Funds — Class I:  U.S. Real Estate and Core Plus Fixed Income

Lazard Retirement Series, Inc.:  Emerging Markets Equity, U.S. Small-Mid Cap Equity, U.S. Strategic Equity, and International Equity

Fidelity Variable Insurance Products Fund — Service Class 2:  VIP Mid Cap, VIP Contrafund, VIP Growth, and VIP Equity-Income

MFS Variable Insurance Trust — Service Class:  New Discovery, Investors Growth Stock, Mid Cap Growth, and Total Return

J.P. Morgan Insurance Trust — Class I: Small Cap Core and Mid Cap Value

PIMCO Variable Insurance Trust — Administrative Shares:  Real Return, Total Return, and Global Bond

Calvert Variable Series, Inc.:  Social Equity

Dreyfus Variable Investment Fund — Service Shares:  Appreciation

Royce Capital Fund:  Small-Cap and Micro-Cap

The Prudential Series Fund, Inc.:   Jennison and Jennison 20/20 Focus

Legg Mason Partners Variable Equity Trust — Class I:  Legg Mason ClearBridge Variable Fundamental Value and Legg Mason ClearBridge Variable Investors

Franklin Templeton Variable Insurance Products Trust — Class 2:  Templeton Foreign Securities, Franklin Flex Cap Growth Securities, and Franklin Income Securities

Van Kampen Universal Institutional Funds — Class II:  International Growth Equity, and Capital Growth

Neuberger Berman Advisers Management Trust — S Class:  AMT Regency

(continued)

39

Ohio National Variable Account D

Notes to Financial Statements (Continued)	December 31, 2009

Financial Investors Variable Insurance Trust — Class II: Ibbotson Conservative ETF Asset Allocation, Ibbotson Income & Growth ETF Asset Allocation, Ibbotson Balanced ETF Asset Allocation, Ibbotson Growth ETF Asset Allocation, and Ibbotson Aggressive Growth ETF Asset Allocation

Janus Aspen Series — Service Shares:  Janus, Worldwide, Balanced, and Overseas

The underlying mutual funds in which the subaccounts invest, other than The Dow® Target Variable Fund LLC, Dow Target 10 and Dow Target 5 Portfolios, are diversified open-end management investment companies. The Dow® Target Variable Fund LLC is a non-diversified open-end management investment company. The underlying mutual funds’ investments are subject to varying degrees of market, interest and financial risks; the issuers’ abilities to meet certain obligations may be affected by economic developments in their respective industries.

Some of the underlying mutual funds have been established by investment advisers that manage other mutual funds having similar names and investment objectives. While some of the underlying mutual funds may have holdings that are comparable to other similarly-named mutual funds, they may not be identical in portfolio management, composition, objective, or investment strategy. Consequently, the investment performance of an underlying mutual fund and a similarly-named fund may differ substantially.

Ohio National Investments, Inc. (“ONI”), a wholly owned subsidiary of ONLIC, performs investment advisory services on behalf of the Ohio National Fund, Inc. and The Dow® Target Variable Fund LLC Portfolios in which the Account invests. For these services, ONI recorded advisory fees of approximately $11.9 million and $14.5 million for the years ended December 31, 2009 and 2008, respectively.

Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract maintained in the general account of ONLIC. The accompanying financial statements include only the contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed portion of their contracts.

C. Security Valuation, Transactions and Related Investment Income

The fair value of the underlying mutual funds is based on the closing net asset value of fund shares held at December 31, 2009.

Share transactions are recorded on the trade date. Income from dividends and capital gain distributions are recorded on the ex-dividend date. Net realized gains and losses are determined on the basis of average cost.

D. Use of Estimates in Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

E. Subsequent Events

The Account has evaluated for possible subsequent events through February 19, 2010, which is the date these financial statements were issued and there are no subsequent events to report.

(2)	Risk & Administrative Expense and Contract Charges

Although annuity and death benefit payments differ according to the investment performance of the subaccounts, they are not affected by mortality or expense experience because ONLIC assumes the expense risk and the mortality risk under the contracts. ONLIC charges the Accounts’ assets for assuming those risks.

The mortality risk results from a provision in the contract in which ONLIC agrees to make annuity payments regardless of how long a particular annuitant or other payee lives and how long all annuitants or other payees as a class live if payment options involving

(continued)

40

Ohio National Variable Account D

Notes to Financial Statements (Continued)	December 31, 2009

life contingencies are chosen. Those annuity payments are determined in accordance with annuity purchase rate provisions established at the time the contracts are issued.

At the end of each valuation period, ONLIC charges a mortality and expense risk fee and a fee for recovery of administrative expenses. Both fees are calculated based on net assets at the end of the valuation period and a pre-determined annualized rate as stated in the product prospectuses. Administrative expenses include costs associated with providing accounting, administrative, compliance and legal services necessary to support issuance and maintenance of contracts. The expense risk assumed by ONLIC is the risk that the deductions provided for in the variable annuity contracts may be insufficient to cover the actual costs to administer the terms stated in the contracts.

All other fees assessed on contracts, including surrender charges, annual contract fees and transfer fees, are charged to contracts upon a surrender, anniversary, or transfer event. These charges are assessed through redemption of units, in an amount such that the value of the redeemed units at the end of the next valuation period are equivalent to the calculated dollar value of the charge.

The following table illustrates product and contract level charges:

The following charges are basic charges assessed through the daily reduction of unit values:

Retirement
Advantage

Annual Mortality and Expense Risk Fees	1.00%
Annual Administrative Expenses	0.35%

Total expenses	1.35%

The following charges are assessed through the redemption of units:

Retirement
Advantage

Transfer Fee — per transfer
A transfer fee may be charged for each transfer of a participant’s account values from one subaccount to another. The fee is charged against the subaccount from which the transfer is made (this fee is currently being waived)	$5

Sales Charge made from purchase payments	No deduction

Surrender Charges
A withdrawal charge may be assessed by ONLIC when a contract is surrendered or a partial withdrawal of a participant’s account value is made for any other reason than to make a plan payment to a participant
7% of surrender value in the first year to 0% in the eighth year

State Premium Taxes
For states requiring a premium tax, taxes will be deducted when annuity payments begin. Otherwise, they will be deducted from purchase payments	0.0% to 5.0%

Further information regarding fees, terms, and availability is provided in the prospectus for the product listed above.

(3)	Federal Income Taxes

Operations of the Account form a part of, and are taxed with, operations of ONLIC which is taxed as an insurance company under the Internal Revenue Code. Taxes are the responsibility of the contract owner upon surrender or withdrawal. No Federal income taxes are payable under the present law on dividend income or capital gains distribution from the Fund shares held in the Account

(continued)

41

Ohio National Variable Account D

Notes to Financial Statements (Continued)	December 31, 2009

or on capital gains realized by the Account upon redemption of the Fund shares. Accordingly, ONLIC does not provide income taxes within the Account.

(4)	Fund Mergers and Replacements

Effective July 2, 2009, funds of the Janus Adviser Series — Class S were dissolved and transferred to the Janus Investment Fund — Class — S. The Large Cap Growth Fund and the Janus Fund of the Janus Investment Fund Trust Class — S were merged together to become the Janus Fund of the Janus Investment Fund Trust Class — S. The Worldwide Fund and the Worldwide Fund of the Janus Investment Fund Trust Class — S were merged together to become the Worldwide Fund of the Janus Investment Fund Trust Class — S. The Balanced Fund and the Balanced Fund of the Janus Investment Fund Trust Class — S were merged together to become the Balanced Fund of the Janus Investment Fund Trust Class — S. The International Growth Fund and the Overseas Fund of the Janus Investment Fund Trust Class — S were merged together to become the Overseas Fund of the Janus Investment Fund Trust Class — S.

Effective April 24, 2009, funds of the J.P. Morgan Series Trust II were transferred to the J.P. Morgan Insurance Trust — Class I.
The Small Company Portfolio and the Small Cap Equity Portfolio of J.P. Morgan Insurance Trust — Class I were merged together to become the Small Cap Core Portfolio of J.P. Morgan Insurance Trust — Class I. The Mid Cap Value Portfolio and the Diversified Mid Cap Value Portfolio of J.P. Morgan Insurance Trust — Class I were merged together to become the Mid Cap Value Portfolio of J.P. Morgan Insurance Trust — Class I.

Effective April 27, 2007, funds of the Legg Mason Partners Variable Portfolios I, Inc. were transferred to the newly created entity, the Legg Mason Partners Variable Equity Trust — Class I. The All Cap Portfolio and the Fundamental Value Portfolio of Legg Mason Partners Variable Portfolios I, Inc. were merged together to become the Fundamental Value Portfolio of Legg Mason Partners Variable Equity Trust — Class I. The Total Return Portfolio and the Capital and Income Portfolio of Legg Mason Partners Variable Equity Trust — Class I were merged together to become the Capital and Income Portfolio of Legg Mason Partners Variable Equity Trust — Class I.

Effective April 8, 2005, funds of the Strong Variable Insurance Funds, Inc. were merged into the Wells Fargo Advantage Variable Trust Funds. The Strong Variable Insurance Funds, Inc. — Mid-Cap Growth II Fund was merged into the Wells Fargo Advantage Variable Trust Funds — Discovery Fund.

(5)	Investments

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Account generally uses a market approach as the calculation technique due to the nature of the mutual fund investments offered in the Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

The Account categorizes its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

(continued)

42

Ohio National Variable Account D

Notes to Financial Statements (Continued)	December 31, 2009

The Account categorizes financial assets recorded at fair value as follows:

Level 1:	Unadjusted quoted prices accessible in active markets for identical assets at the measurement date.

Level 2:	Unadjusted quoted prices for similar assets in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means. The assets utilizing Level 2 valuations represent investments in privately-traded registered mutual funds only offered through insurance products.

Level 3:	Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

The following is a summary of the inputs used in valuing the Account’s assets at fair value as of December 31, 2009:

	Level 1	Level 2	Level 3	Total

Separate Account Investments*	$0	$26,931,386	$0	$26,931,386

* Refer to Note 1.B. for listing of individual Separate Account Investments.

The cost of purchases and proceeds from sales of investments for the period ended December 31, 2009 were as follows:

	Purchases	Sales

Ohio National Fund, Inc.:
Equity Subaccount	$159,532	$(405,257)
Money Market Subaccount	4,881,187	(5,723,602)
Bond Subaccount	171,974	(259,978)
Omni Subaccount	64,525	(324,419)
International Subaccount	68,632	(164,258)
Capital Appreciation Subaccount	138,715	(277,203)
Millennium Subaccount	79,884	(161,812)
International Small-Mid Company Subaccount	88,935	(339,364)
Aggressive Growth Subaccount	25,149	(61,126)
Small Cap Growth Subaccount	36,996	(44,920)
Mid Cap Opportunity Subaccount	214,889	(260,035)
S&P 500 Index Subaccount	228,789	(551,427)
Strategic Value Subaccount	73,633	(65,308)
High Income Bond Subaccount	263,918	(313,795)
Capital Growth Subaccount	39,674	(49,835)
Nasdaq-100 Index Subaccount	43,469	(56,193)
Bristol Subaccount	8,685	(11,716)
Bryton Growth Subaccount	236,481	(133,411)
U.S. Equity Subaccount	2,605	(9,176)
Balanced Subaccount	22,065	(7,130)
Income Opportunity Subaccount	250	(1)
Target Equity/Income Subaccount	55	(1)
Bristol Growth Subaccount	600	(262)
Dow Target 10 Portfolios:
First Quarter Subaccount	126	(3,230)
Second Quarter Subaccount	6	(2,263)

(continued)

43

Ohio National Variable Account D

Notes to Financial Statements (Continued)	December 31, 2009

	Purchases	Sales

Dow Target 10 Portfolios: (continued)
Third Quarter Subaccount	$0	$(2,158)
Fourth Quarter Subaccount	0	(2,681)
Dow Target 5 Portfolios:
First Quarter Subaccount	0	(1)
Second Quarter Subaccount	0	(1)
Third Quarter Subaccount	0	(20)
Fourth Quarter Subaccount	0	(22)
Janus Adviser Series — Class S:
Large Cap Growth Subaccount	20,558	(416,628)
Worldwide Subaccount	24,409	(268,397)
Balanced Subaccount	125,651	(1,076,548)
International Growth Subaccount	137,006	(1,096,808)
Janus Investment Fund Trust — Class S:
Janus Subaccount	334,471	(98,694)
Worldwide Subaccount	181,234	(38,502)
Balanced Subaccount	671,472	(134,267)
Overseas Subaccount	559,445	(240,750)
Wells Fargo Advantage Variable Trust Funds:
Opportunity Subaccount	0	(2,845)
Small/Mid Cap Value Subaccount	0	(305)
Discovery Subaccount	0	(16,601)
Goldman Sachs Variable Insurance Trust — Institutional Shares:
Growth and Income Subaccount	449,385	(180,861)
Structured U.S. Equity Subaccount	12,474	(14,643)
Capital Growth Subaccount	23,849	(22,882)
Van Kampen Universal Institutional Funds — Class I:
U.S. Real Estate Subaccount	68,387	(224,730)
Core Plus Fixed Income Subaccount	10,402	(23,991)
Lazard Retirement Series, Inc.:
Emerging Markets Equity Subaccount	256,658	(505,752)
U.S. Small-Mid Cap Equity Subaccount	57,745	(46,056)
U.S. Strategic Equity Subaccount	25,462	(25,346)
International Equity Subaccount	38,831	(12,388)
Fidelity Variable Insurance Products Fund — Service Class 2:
VIP Mid Cap Subaccount	318,928	(354,116)
VIP Contrafund Subaccount	453,897	(652,370)
VIP Growth Subaccount	73,991	(112,243)
VIP Equity-Income Subaccount	73,853	(83,188)
MFS Variable Insurance Trust — Service Class:
New Discovery Subaccount	11,070	(1,881)
Investors Growth Stock Subaccount	15,861	(9,798)
Mid Cap Growth Subaccount	5,745	(15,393)
Total Return Subaccount	76,505	(89,272)

(continued)

44

Ohio National Variable Account D

Notes to Financial Statements (Continued)	December 31, 2009

	Purchases	Sales

J.P. Morgan Series Trust II:
Small Company Subaccount	$12,213	$(143,180)
Mid Cap Value Subaccount	51,174	(339,216)
J.P. Morgan Insurance Trust — Class I:
Small Cap Core Subaccount	160,084	(47,097)
Mid Cap Value Subaccount	453,223	(139,036)
PIMCO Variable Insurance Trust — Administrative Shares:
Real Return Subaccount	604,590	(465,037)
Total Return Subaccount	760,184	(429,101)
Global Bond Subaccount	395,815	(239,777)
Calvert Variable Series, Inc.:
Social Equity Subaccount	17,514	(39,006)
Dreyfus Variable Investment Fund — Service Shares:
Appreciation Subaccount	15,432	(13,328)
Royce Capital Fund:
Small-Cap Subaccount	438,453	(441,564)
Micro-Cap Subaccount	143,988	(171,615)
The Prudential Series Fund, Inc.:
Jennison Subaccount	6,337	(7,748)
Jennison 20/20 Focus Subaccount	361,132	(402,389)
UBS Series Trust — Class I:
U.S. Allocation Subaccount	12	(290)
Legg Mason Partners Variable Equity Trust — Class I:
Fundamental Value Subaccount	969	(767)
Investors Subaccount	13,077	(2,341)
Franklin Templeton Variable Insurance Products Trust — Class 2:
Templeton Foreign Securities Subaccount	387,572	(137,275)
Franklin Flex Cap Growth Securities Subaccount	2,451	(623)
Franklin Income Securities Subaccount	284,214	(288,509)
Van Kampen Universal Institutional Funds — Class II:
International Growth Equity Subaccount	4,429	(31)
Capital Growth Subaccount	2,718	(151)
Neuberger Berman Advisers Management Trust — S Class:
AMT Regency Subaccount	6,059	(63)
Financial Investors Variable Insurance Trust — Class II:
Ibbotson Conservative ETF Asset Allocation Subaccount	70,783	(674)
Ibbotson Income & Growth ETF Asset Allocation Subaccount	68,572	(726)
Ibbotson Balanced ETF Asset Allocation Subaccount	304,068	(205,516)
Ibbotson Growth ETF Asset Allocation Subaccount	117,646	(1,229)
Ibbotson Aggressive Growth ETF Asset Allocation Subaccount	14,694	(116)

(continued)

45

Ohio National Variable Account D

Notes to Financial Statements (Continued)	December 31, 2009

	Purchases	Sales

Financial Investors Variable Insurance Trust — Class II: (continued)
Janus Aspen Series — Service Shares:
Janus Subaccount	$22,392	$(7,175)
Worldwide Subaccount	63,879	(1,990)
Balanced Subaccount	213,011	(15,817)
Overseas Subaccount	557,321	(84,738)

Totals	$16,432,069	$(18,621,985)

(6)	Financial Highlights

The following is a summary of accumulation units, value per unit, and fair value (fair value represents the contracts in accumulation period) as of December 31, and the expenses, total return and investment income ratio for the periods then ended, for the respective subaccounts and products:

						Investment
	Accumulation	Value Per	Fair		Total	Income
	Units***	Unit	Value	Expenses*	Return**	Ratio****

Ohio National Fund, Inc.:
Equity Subaccount
2009	64,819	$13.520300	$876,372	1.35%	37.25%	0.22%
2008	86,405	$9.850700	$851,148	1.35%	–55.42%	0.85%
2007	99,573	$22.097336	$2,200,294	1.35%	–7.15%	0.04%
2006	119,200	$23.799070	$2,836,855	1.35%	5.25%	0.00%
2005	137,802	$22.612057	$3,115,978	1.35%	4.70%	0.00%
Money Market Subaccount
2009	140,471	$13.795811	$1,937,914	1.35%	–1.33%	0.00%
2008	198,847	$13.982070	$2,780,297	1.35%	0.41%	1.79%
2007	229,604	$13.924935	$3,197,222	1.35%	3.55%	4.81%
2006	125,710	$13.447731	$1,690,512	1.35%	3.38%	4.65%
2005	131,260	$13.008610	$1,707,508	1.35%	1.57%	2.97%
Bond Subaccount
2009	24,323	$18.925700	$460,329	1.35%	19.32%	0.00%
2008	29,018	$15.861514	$460,270	1.35%	–12.63%	0.00%
2007	32,231	$18.155275	$585,164	1.35%	2.33%	0.00%
2006	30,295	$17.742171	$537,506	1.35%	3.05%	3.86%
2005	28,735	$17.216408	$494,715	1.35%	–0.92%	3.51%
Omni Subaccount
2009	26,244	$14.475066	$379,887	1.35%	31.38%	1.49%
2008	47,753	$11.017749	$526,134	1.35%	–32.38%	2.28%
2007	51,612	$16.292528	$840,894	1.35%	5.56%	1.69%
2006	56,717	$15.434951	$875,426	1.35%	11.81%	1.33%
2005	58,780	$13.804516	$811,431	1.35%	8.03%	0.96%
International Subaccount
2009	77,331	$13.142939	$1,016,359	1.35%	36.39%	0.00%
2008	85,064	$9.636573	$819,721	1.35%	–46.80%	0.00%
2007	97,220	$18.113669	$1,761,015	1.35%	7.98%	0.00%
2006	96,649	$16.775123	$1,621,300	1.35%	17.64%	0.16%
2005	96,914	$14.259394	$1,381,932	1.35%	7.94%	0.04%

(continued)

46

Ohio National Variable Account D

Notes to Financial Statements (Continued)	December 31, 2009

						Investment
	Accumulation	Value Per	Fair		Total	Income
	Units***	Unit	Value	Expenses*	Return**	Ratio****

Ohio National Fund, Inc.: (continued)
Capital Appreciation Subaccount
2009	28,460	$27.442155	$781,006	1.35%	40.93%	1.20%
2008	34,903	$19.471708	$679,620	1.35%	–39.82%	0.65%
2007	40,575	$32.357252	$1,312,880	1.35%	2.43%	0.47%
2006	39,212	$31.588652	$1,238,665	1.35%	14.83%	0.40%
2005	51,407	$27.509920	$1,414,214	1.35%	3.87%	0.45%
Millennium Subaccount
2009	30,363	$21.814848	$662,358	1.35%	19.23%	0.00%
2008	34,747	$18.295777	$635,722	1.35%	–43.31%	0.00%
2007	43,682	$32.272563	$1,409,724	1.35%	24.34%	0.00%
2006	46,632	$25.954905	$1,210,320	1.35%	5.95%	0.00%
2005	61,317	$24.497255	$1,502,097	1.35%	–1.33%	0.00%
International Small-Mid Company Subaccount
2009	17,948	$25.632077	$460,050	1.35%	44.10%	0.00%
2008	29,833	$17.787180	$530,651	1.35%	–51.95%	0.00%
2007	35,997	$37.020753	$1,332,618	1.35%	15.90%	0.00%
2006	35,636	$31.940771	$1,138,226	1.35%	24.67%	0.13%
2005	30,976	$25.620323	$793,617	1.35%	27.28%	0.53%
Aggressive Growth Subaccount
2009	26,216	$8.591537	$225,237	1.35%	40.71%	0.00%
2008	30,967	$6.105802	$189,077	1.35%	–44.43%	0.00%
2007	41,723	$10.987704	$458,444	1.35%	27.82%	0.00%
2006	37,755	$8.596389	$324,559	1.35%	4.37%	0.00%
2005	43,367	$8.236272	$357,183	1.35%	11.78%	0.02%
Small Cap Growth Subaccount
2009	10,650	$12.673166	$134,975	1.35%	48.75%	0.00%
2008	11,265	$8.519532	$95,974	1.35%	–48.39%	0.00%
2007	17,296	$16.507164	$285,515	1.35%	13.09%	0.00%
2006	17,514	$14.596486	$255,648	1.35%	23.93%	0.00%
2005	20,035	$11.777572	$235,959	1.35%	5.07%	0.00%
Mid Cap Opportunity Subaccount
2009	39,970	$19.139033	$764,993	1.35%	38.73%	0.00%
2008	43,739	$13.795914	$603,417	1.35%	–51.94%	0.00%
2007	58,859	$28.706840	$1,689,658	1.35%	16.28%	0.00%
2006	62,753	$24.686706	$1,549,174	1.35%	8.19%	0.00%
2005	71,529	$22.817404	$1,632,110	1.35%	8.52%	0.00%
S&P 500 Index Subaccount
2009	108,949	$15.414987	$1,679,443	1.35%	24.15%	1.36%
2008	134,333	$12.416196	$1,667,909	1.35%	–38.14%	1.63%
2007	156,345	$20.071469	$3,138,080	1.35%	3.66%	1.32%
2006	164,844	$19.363718	$3,191,990	1.35%	13.77%	1.12%
2005	175,266	$17.020568	$2,983,122	1.35%	3.08%	0.85%

(continued)

47

Ohio National Variable Account D

Notes to Financial Statements (Continued)	December 31, 2009

						Investment
	Accumulation	Value Per	Fair		Total	Income	Inception
	Units***	Unit	Value	Expenses*	Return**	Ratio****	Date

Ohio National Fund, Inc.: (continued)
Strategic Value Subaccount
2009	23,888	$8.716364	$208,217	1.35%	10.04%	3.32%
2008	24,040	$7.921267	$190,430	1.35%	–29.23%	4.98%
2007	20,682	$11.192265	$231,481	1.35%	–9.96%	1.14%
2006	18,587	$12.430062	$231,035	1.35%	14.80%	1.15%
2005	13,814	$10.827162	$149,562	1.35%	3.34%	0.80%
High Income Bond Subaccount
2009	28,863	$16.101536	$464,741	1.35%	47.25%	0.00%
2008	32,320	$10.934520	$353,405	1.35%	–26.31%	0.00%
2007	44,516	$14.838226	$660,541	1.35%	2.14%	0.00%
2006	39,430	$14.526893	$572,802	1.35%	8.67%	0.00%
2005	30,240	$13.368254	$404,261	1.35%	1.62%	4.68%
Capital Growth Subaccount
2009	25,237	$8.990998	$226,908	1.35%	33.46%	0.00%
2008	26,307	$6.736599	$177,218	1.35%	–37.21%	0.00%
2007	23,809	$10.729142	$255,449	1.35%	9.74%	0.00%
2006	21,897	$9.776712	$214,076	1.35%	18.53%	0.00%
2005	26,840	$8.248380	$221,391	1.35%	1.25%	0.00%
Nasdaq-100 Index Subaccount
2009	48,297	$4.197857	$202,743	1.35%	51.65%	0.00%
2008	50,816	$2.768087	$140,662	1.35%	–42.76%	0.00%
2007	54,018	$4.835542	$261,207	1.35%	17.00%	0.00%
2006	59,086	$4.133066	$244,206	1.35%	5.19%	0.00%
2005	57,491	$3.929240	$225,896	1.35%	0.09%	0.00%
Bristol Subaccount
2009	3,026	$11.638131	$35,213	1.35%	34.02%	0.63%
2008	3,201	$8.684005	$27,801	1.35%	–41.34%	0.97%
2007	2,903	$14.804220	$42,971	1.35%	6.31%	0.59%
2006	2,305	$13.925418	$32,094	1.35%	14.87%	0.40%
2005	1,741	$12.122350	$21,105	1.35%	10.54%	0.00%
Bryton Growth Subaccount
2009	23,681	$9.937162	$235,321	1.35%	33.92%	0.00%
2008	8,501	$7.420061	$63,079	1.35%	–40.35%	0.00%
2007	5,221	$12.438323	$64,935	1.35%	8.42%	0.00%
2006	4,447	$11.472253	$51,019	1.35%	15.19%	0.00%
2005	3,733	$9.959566	$37,183	1.35%	2.92%	0.02%
U.S. Equity Subaccount
2009	313	$8.066491	$2,527	1.35%	15.02%	0.30%
2008	1,191	$7.013123	$8,354	1.35%	–48.67%	1.19%
2007	828	$13.663744	$11,311	1.35%	11.65%	0.61%
2006	190	$12.237501	$2,325	1.35%	6.49%	1.09%
2005	3	$11.491312	$34	1.35%	14.91%	0.00%	5/2/05

(continued)

48

Ohio National Variable Account D

Notes to Financial Statements (Continued)	December 31, 2009

						Investment
	Accumulation	Value Per	Fair		Total	Income	Inception
	Units***	Unit	Value	Expenses*	Return**	Ratio****	Date

Ohio National Fund, Inc.: (continued)
Balanced Subaccount
2009	3,100	$11.745671	$36,410	1.35%	23.25%	3.16%
2008	1,725	$9.529674	$16,440	1.35%	–27.92%	0.00%
2007	1,013	$13.220257	$13,393	1.35%	10.80%	0.00%
2006	610	$11.932071	$7,275	1.35%	11.62%	2.70%
2005	23	$10.689691	$243	1.35%	6.90%	1.03%	5/2/05
Income Opportunity Subaccount
2009	26	$10.174926	$261	1.35%	11.64%	0.00%
2007	1,388	$11.666501	$16,191	1.35%	6.88%	0.00%
2006	1,010	$10.915968	$11,023	1.35%	2.77%	0.00%
2005	1,172	$10.621566	$12,451	1.35%	6.22%	0.00%	5/2/05
Target Equity/Income Subaccount
2009	21	$5.873383	$122	1.35%	10.83%	2.39%
2008	9	$5.299248	$49	1.35%	–47.01%	0.38%	5/1/08
Bristol Growth Subaccount
2009	74	$8.279248	$610	1.35%	40.38%	0.00%
2008	22	$5.897679	$128	1.35%	–41.02%	0.00%	5/1/08
Dow Target 10 Portfolios:
First Quarter Subaccount
2009	18	$8.900162	$161	1.35%	14.55%	0.00%
2008	467	$7.769954	$3,628	1.35%	–38.27%	0.00%
2007	458	$12.587705	$5,769	1.35%	–0.74%	0.00%
2006	412	$12.681753	$5,224	1.35%	27.15%	8.11%
2005	343	$9.973849	$3,418	1.35%	–7.47%	0.00%
Second Quarter Subaccount
2009	12	$10.567207	$129	1.35%	25.55%	0.00%
2008	309	$8.416550	$2,605	1.35%	–47.05%	0.00%
2007	327	$15.893936	$5,197	1.35%	3.66%	0.00%
2006	256	$15.332063	$3,926	1.35%	27.92%	7.10%
2005	197	$11.986133	$2,356	1.35%	–3.91%	0.00%
Third Quarter Subaccount
2009	13	$9.766340	$126	1.35%	8.36%	0.00%
2008	299	$9.012703	$2,690	1.35%	–41.35%	0.00%
2007	296	$15.366120	$4,551	1.35%	4.12%	0.00%
2006	244	$14.758489	$3,604	1.35%	26.26%	6.63%
2005	184	$11.689326	$2,147	1.35%	–6.68%	0.00%
Fourth Quarter Subaccount
2009	18	$11.275019	$199	1.35%	13.37%	0.00%
2008	325	$9.945108	$3,228	1.35%	–35.87%	0.00%
2007	307	$15.507834	$4,756	1.35%	2.17%	0.00%
2006	258	$15.178017	$3,910	1.35%	25.72%	7.91%
2005	158	$12.072991	$1,908	1.35%	–5.77%	0.00%

(continued)

49

Ohio National Variable Account D

Notes to Financial Statements (Continued)	December 31, 2009

						Investment
	Accumulation	Value Per	Fair		Total	Income
	Units***	Unit	Value	Expenses*	Return**	Ratio****

Dow Target 5 Portfolios:
First Quarter Subaccount
2009	5	$9.692967	$51	1.35%	18.16%	0.00%
2008	5	$8.203557	$45	1.35%	–49.10%	0.00%
2007	117	$16.116778	$1,887	1.35%	1.53%	0.00%
2006	90	$15.873191	$1,431	1.35%	38.96%	4.46%
2005	92	$11.422589	$1,047	1.35%	–3.50%	0.00%
Second Quarter Subaccount
2009	3	$10.392401	$27	1.35%	19.42%	0.00%
2008	3	$8.702629	$23	1.35%	–49.93%	0.00%
2007	124	$17.382279	$2,163	1.35%	3.45%	0.00%
2006	90	$16.803134	$1,511	1.35%	36.04%	4.58%
2005	89	$12.351928	$1,105	1.35%	–4.38%	0.00%
Third Quarter Subaccount
2009	7	$5.511194	$36	1.35%	–13.31%	0.00%
2008	11	$6.357424	$70	1.35%	–52.69%	0.00%
2007	164	$13.436510	$2,206	1.35%	7.43%	0.00%
2006	117	$12.506687	$1,466	1.35%	34.56%	4.44%
2005	117	$9.294294	$1,091	1.35%	–20.25%	0.00%
Fourth Quarter Subaccount
2009	5	$10.984975	$59	1.35%	4.52%	0.00%
2008	8	$10.509502	$84	1.35%	–42.03%	0.00%
2007	98	$18.128387	$1,785	1.35%	5.53%	0.00%
2006	127	$17.178007	$2,187	1.35%	36.49%	6.12%
2005	90	$12.585200	$1,134	1.35%	–13.66%	0.00%
Janus Adviser Series — Class S (note 4):
Large Cap Growth Subaccount
2008	67,061	$5.413376	$363,027	1.35%	–40.39%	0.49%
2007	87,937	$9.081942	$798,638	1.35%	12.29%	0.23%
2006	92,040	$8.088000	$744,423	1.35%	8.59%	0.01%
2005	85,625	$7.448164	$637,747	1.35%	2.58%	0.00%
Worldwide Subaccount
2008	39,451	$5.608361	$221,253	1.35%	–45.44%	0.59%
2007	48,042	$10.279587	$493,851	1.35%	7.46%	0.17%
2006	57,039	$9.566025	$545,640	1.35%	15.38%	1.96%
2005	65,860	$8.290950	$546,043	1.35%	4.66%	0.78%
Balanced Subaccount
2008	77,570	$11.668155	$905,100	1.35%	–15.95%	2.01%
2007	97,075	$13.883097	$1,347,707	1.35%	8.38%	2.02%
2006	91,807	$12.809916	$1,176,044	1.35%	8.93%	1.49%
2005	96,811	$11.759885	$1,138,482	1.35%	6.24%	1.50%
International Growth Subaccount
2008	45,111	$15.552183	$701,567	1.35%	–49.70%	0.01%
2007	49,647	$30.918579	$1,535,028	1.35%	24.45%	1.31%
2006	36,612	$24.843224	$909,559	1.35%	42.71%	1.06%
2005	16,039	$17.408378	$279,216	1.35%	29.98%	1.08%

(continued)

50

Ohio National Variable Account D

Notes to Financial Statements (Continued)	December 31, 2009

						Investment
	Accumulation	Value Per	Fair		Total	Income	Inception
	Units***	Unit	Value	Expenses*	Return**	Ratio****	Date

Janus Investment Fund Trust — Class S (note 4):
Janus Subaccount
2009	42,224	$7.324493	$309,268	1.35%	25.07%	0.00%	7/2/09
Worldwide Subaccount
2009	21,605	$8.199679	$177,156	1.35%	20.71%	0.60%	7/2/09
Balanced Subaccount
2009	44,290	$14.178077	$627,950	1.35%	15.21%	1.33%	7/2/09
Overseas Subaccount
2009	17,308	$26.052548	$450,922	1.35%	26.27%	0.47%	7/2/09
Wells Fargo Advantage Variable Trust Funds (note 4):
Opportunity Subaccount
2009	1,105	$13.556391	$14,979	1.35%	45.77%	0.00%
2008	1,321	$9.299942	$12,281	1.35%	–40.90%	2.00%
2007	2,297	$15.735779	$36,142	1.35%	5.20%	0.23%
2006	19,785	$14.957853	$295,940	1.35%	10.73%	0.00%
2005	22,078	$13.508639	$298,240	1.35%	6.45%	0.00%
Small/Mid Cap Value Subaccount
2008	29	$9.426222	$277	1.35%	–45.29%	0.00%
2007	29	$17.229915	$506	1.35%	–2.05%	0.02%
2006	29	$17.590221	$517	1.35%	14.18%	0.00%
Discovery Subaccount
2009	3,462	$7.976493	$27,617	1.35%	38.43%	0.00%
2008	5,706	$5.761918	$32,875	1.35%	–45.10%	0.00%
2007	10,237	$10.495659	$107,443	1.35%	20.69%	0.00%
2006	27,206	$8.696666	$236,600	1.35%	13.12%	0.00%
2005	26,623	$7.687928	$204,672	1.35%	14.71%	0.00%	4/8/05
Goldman Sachs Variable Insurance Trust — Institutional Shares:
Growth and Income Subaccount
2009	53,317	$10.411886	$555,133	1.35%	16.74%	2.35%
2008	24,160	$8.918706	$215,473	1.35%	–35.40%	2.11%
2007	27,134	$13.805580	$374,605	1.35%	0.13%	1.88%
2006	23,462	$13.787026	$323,468	1.35%	21.00%	1.78%
2005	23,529	$11.394024	$268,088	1.35%	2.55%	1.86%
Structured U.S. Equity Subaccount
2009	5,709	$7.974582	$45,525	1.35%	19.53%	2.18%
2008	6,198	$6.671528	$41,352	1.35%	–37.84%	1.59%
2007	7,302	$10.733343	$78,374	1.35%	–2.95%	0.58%
2006	14,273	$11.059061	$157,847	1.35%	11.39%	1.11%
2005	13,350	$9.928137	$132,538	1.35%	5.10%	0.84%
Capital Growth Subaccount
2009	11,920	$8.319447	$99,170	1.35%	45.78%	0.49%
2008	11,820	$5.706846	$67,456	1.35%	–42.54%	0.12%
2007	13,315	$9.931053	$132,231	1.35%	8.66%	0.19%
2006	10,966	$9.139861	$100,232	1.35%	7.12%	0.13%
2005	10,717	$8.532568	$91,442	1.35%	1.57%	0.12%

(continued)

51

Ohio National Variable Account D

Notes to Financial Statements (Continued)	December 31, 2009

						Investment
	Accumulation	Value Per	Fair		Total	Income	Inception
	Units***	Unit	Value	Expenses*	Return**	Ratio****	Date

Van Kampen Universal Institutional Funds — Class I:
U.S. Real Estate Subaccount
2009	17,574	$25.029590	$439,858	1.35%	26.64%	3.00%
2008	26,438	$19.763869	$522,508	1.35%	–38.73%	3.46%
2007	25,998	$32.255549	$838,584	1.35%	–18.18%	1.12%
2006	27,066	$39.423598	$1,067,027	1.35%	36.21%	1.10%
2005	18,414	$28.942607	$532,936	1.35%	15.50%	1.15%
Core Plus Fixed Income Subaccount
2009	3,158	$10.875112	$34,346	1.35%	8.18%	7.04%
2008	4,714	$10.052384	$47,386	1.35%	–11.40%	4.54%
2007	2,509	$11.346357	$28,468	1.35%	4.04%	4.26%
2006	3,744	$10.905659	$40,826	1.35%	2.35%	4.20%
2005	3,455	$10.654934	$36,811	1.35%	2.83%	3.45%
Lazard Retirement Series, Inc.:
Emerging Markets Equity Subaccount
2009	32,506	$31.196849	$1,014,095	1.35%	67.59%	2.68%
2008	44,234	$18.615391	$823,426	1.35%	–49.41%	2.31%
2007	48,511	$36.795957	$1,785,002	1.35%	31.52%	1.20%
2006	48,160	$27.977469	$1,347,400	1.35%	28.22%	0.54%
2005	37,299	$21.819812	$813,865	1.35%	38.91%	0.33%
U.S. Small-Mid Cap Equity Subaccount
2009	30,778	$18.649988	$574,005	1.35%	50.65%	0.00%
2008	29,625	$12.379847	$366,749	1.35%	–37.32%	0.00%
2007	38,395	$19.752091	$758,380	1.35%	–8.44%	0.00%
2006	39,689	$21.573418	$856,220	1.35%	14.53%	0.00%
2005	37,087	$18.837101	$698,618	1.35%	2.61%	0.00%
U.S. Strategic Equity Subaccount
2009	2,436	$9.587178	$23,355	1.35%	25.15%	0.83%
2008	2,375	$7.660433	$18,191	1.35%	–36.15%	1.19%
2007	935	$11.997707	$11,217	1.35%	–2.28%	1.59%
2006	480	$12.277824	$5,898	1.35%	15.92%	0.63%
2005	53	$10.591416	$561	1.35%	5.91%	0.30%	5/2/05
International Equity Subaccount
2009	4,931	$11.247016	$55,461	1.35%	19.84%	3.45%
2008	2,224	$9.384928	$20,869	1.35%	–37.86%	1.01%
2007	2,813	$15.102708	$42,490	1.35%	9.30%	2.64%
2006	3,156	$13.817475	$43,611	1.35%	20.90%	1.05%
2005	1,105	$11.428665	$12,632	1.35%	14.29%	0.03%	5/2/05
Fidelity Variable Insurance Products Fund — Service Class 2:
VIP Mid Cap Subaccount
2009	74,559	$19.089263	$1,423,276	1.35%	37.89%	0.47%
2008	77,773	$13.843768	$1,076,671	1.35%	–40.41%	0.25%
2007	96,115	$23.233514	$2,233,095	1.35%	13.79%	0.48%
2006	91,242	$20.417224	$1,862,904	1.35%	10.91%	0.16%
2005	83,058	$18.408868	$1,528,998	1.35%	16.45%	0.00%

(continued)

52

Ohio National Variable Account D

Notes to Financial Statements (Continued)	December 31, 2009

						Investment
	Accumulation	Value Per	Fair		Total	Income
	Units***	Unit	Value	Expenses*	Return**	Ratio****

Fidelity Variable Insurance Products Fund — Service Class 2: (continued)
VIP Contrafund Subaccount
2009	136,276	$11.307512	$1,540,939	1.35%	33.66%	1.13%
2008	155,665	$8.459678	$1,316,875	1.35%	–43.46%	0.78%
2007	164,046	$14.961716	$2,454,406	1.35%	15.73%	0.80%
2006	151,318	$12.927895	$1,956,223	1.35%	9.95%	1.03%
2005	112,101	$11.757816	$1,318,058	1.35%	15.10%	0.10%
VIP Growth Subaccount
2009	54,183	$5.630747	$305,091	1.35%	26.26%	0.19%
2008	60,931	$4.459624	$271,728	1.35%	–48.01%	0.60%
2007	60,464	$8.578442	$518,686	1.35%	24.96%	0.37%
2006	57,664	$6.864747	$395,850	1.35%	5.16%	0.17%
2005	66,515	$6.528123	$434,217	1.35%	4.10%	0.26%
VIP Equity-Income Subaccount
2009	26,257	$10.894294	$286,051	1.35%	28.15%	2.18%
2008	27,143	$8.500972	$230,743	1.35%	–43.58%	2.18%
2007	32,721	$15.066691	$492,997	1.35%	–0.08%	1.98%
2006	27,065	$15.079342	$408,116	1.35%	18.34%	3.20%
2005	18,041	$12.742826	$229,889	1.35%	4.17%	1.32%
MFS Variable Insurance Trust — Service Class:
New Discovery Subaccount
2009	6,030	$11.980611	$72,245	1.35%	60.75%	0.00%
2008	4,957	$7.452877	$36,944	1.35%	–40.33%	0.00%
2007	7,978	$12.489952	$99,650	1.35%	0.88%	0.00%
2006	5,837	$12.380841	$72,268	1.35%	11.43%	0.00%
2005	6,632	$11.110902	$73,693	1.35%	3.64%	0.00%
Investors Growth Stock Subaccount
2009	20,268	$10.111972	$204,948	1.35%	37.24%	0.45%
2008	19,182	$7.367952	$141,335	1.35%	–37.82%	0.28%
2007	20,701	$11.849977	$245,309	1.35%	9.54%	0.08%
2006	19,841	$10.818153	$214,641	1.35%	5.88%	0.00%
2005	20,164	$10.217477	$206,022	1.35%	2.84%	0.14%
Mid Cap Growth Subaccount
2009	10,228	$6.941495	$70,999	1.35%	39.37%	0.00%
2008	11,759	$4.980675	$58,568	1.35%	–52.24%	0.00%
2007	10,895	$10.428974	$113,628	1.35%	8.04%	0.00%
2006	10,524	$9.652639	$101,580	1.35%	0.94%	0.00%
2005	10,191	$9.562964	$97,455	1.35%	1.49%	0.00%
Total Return Subaccount
2009	39,946	$12.221920	$488,222	1.35%	16.16%	3.49%
2008	42,280	$10.521971	$444,869	1.35%	–23.36%	2.95%
2007	54,670	$13.729010	$750,561	1.35%	2.54%	2.32%
2006	62,425	$13.388479	$835,775	1.35%	10.14%	2.15%
2005	65,628	$12.155790	$797,757	1.35%	1.23%	1.86%

(continued)

53

Ohio National Variable Account D

Notes to Financial Statements (Continued)	December 31, 2009

						Investment
	Accumulation	Value Per	Fair		Total	Income	Inception
	Units***	Unit	Value	Expenses*	Return**	Ratio****	Date

J.P. Morgan Series Trust II (note 4):
Small Company Subaccount
2008	13,511	$10.520263	$142,136	1.35%	–32.90%	0.19%
2007	12,477	$15.677503	$195,612	1.35%	–6.93%	0.01%
2006	12,806	$16.845403	$215,715	1.35%	13.48%	0.00%
2005	13,089	$14.844595	$194,307	1.35%	2.04%	0.00%
Mid Cap Value Subaccount
2008	21,965	$13.778412	$302,647	1.35%	–34.10%	1.15%
2007	24,387	$20.908472	$509,900	1.35%	1.08%	0.87%
2006	23,825	$20.684794	$492,808	1.35%	15.29%	0.57%
2005	19,495	$17.941830	$349,769	1.35%	7.76%	0.17%
J.P. Morgan Insurance Trust — Class I (note 4):
Small Cap Core Subaccount
2009	11,652	$12.723667	$148,254	1.35%	29.33%	0.34%	4/24/09
Mid Cap Value Subaccount
2009	23,710	$17.213512	$408,137	1.35%	28.95%	0.00%	4/24/09
PIMCO Variable Insurance Trust — Administrative Shares:
Real Return Subaccount
2009	64,201	$14.020029	$900,101	1.35%	16.79%	3.20%
2008	57,163	$12.004927	$686,232	1.35%	–8.28%	3.52%
2007	65,956	$13.088104	$863,233	1.35%	9.19%	4.67%
2006	59,675	$11.986899	$715,316	1.35%	–0.62%	4.26%
2005	47,758	$12.062047	$576,059	1.35%	0.74%	2.86%
Total Return Subaccount
2009	59,337	$14.252339	$845,692	1.35%	12.53%	5.15%
2008	38,149	$12.665667	$483,181	1.35%	3.41%	4.45%
2007	38,871	$12.248006	$476,093	1.35%	7.31%	4.81%
2006	26,369	$11.414176	$300,983	1.35%	2.47%	4.44%
2005	18,774	$11.138820	$209,125	1.35%	1.09%	3.52%
Global Bond Subaccount
2009	36,495	$14.960422	$545,986	1.35%	15.28%	3.14%
2008	28,902	$12.977310	$375,068	1.35%	–2.16%	3.42%
2007	14,121	$13.264251	$187,308	1.35%	8.28%	3.29%
2006	10,866	$12.250266	$133,114	1.35%	3.26%	3.30%
2005	10,253	$11.863540	$121,637	1.35%	–7.86%	2.50%
Calvert Variable Series, Inc.:
Social Equity Subaccount
2009	6,443	$7.094165	$45,711	1.35%	32.47%	0.37%
2008	10,099	$5.355228	$54,081	1.35%	–36.65%	0.00%
2007	11,516	$8.453747	$97,350	1.35%	8.52%	0.00%
2006	11,095	$7.790275	$86,434	1.35%	8.59%	0.00%
2005	12,587	$7.173738	$90,299	1.35%	3.16%	0.00%

(continued)

54

Ohio National Variable Account D

Notes to Financial Statements (Continued)	December 31, 2009

						Investment
	Accumulation	Value Per	Fair		Total	Income
	Units***	Unit	Value	Expenses*	Return**	Ratio****

Dreyfus Variable Investment Fund — Service Shares:
Appreciation Subaccount
2009	979	$12.557699	$12,289	1.35%	20.60%	2.25%
2008	885	$10.412627	$9,216	1.35%	–30.66%	1.43%
2007	1,855	$15.017166	$27,860	1.35%	5.42%	1.53%
2006	2,426	$14.244957	$34,557	1.35%	14.66%	1.13%
2005	1,886	$12.423218	$23,426	1.35%	2.73%	0.00%
Royce Capital Fund:
Small-Cap Subaccount
2009	51,043	$19.453743	$992,972	1.35%	33.40%	0.00%
2008	52,198	$14.582932	$761,200	1.35%	–28.15%	0.63%
2007	53,523	$20.297399	$1,086,388	1.35%	–3.45%	0.05%
2006	51,615	$21.022206	$1,085,055	1.35%	14.03%	0.07%
2005	38,922	$18.435252	$717,533	1.35%	7.12%	0.01%
Micro-Cap Subaccount
2009	22,688	$19.432640	$440,888	1.35%	55.94%	0.00%
2008	23,912	$12.461738	$297,990	1.35%	–44.03%	2.71%
2007	22,078	$22.264905	$491,568	1.35%	2.59%	1.58%
2006	18,221	$21.703853	$395,469	1.35%	19.46%	0.20%
2005	15,176	$18.167951	$275,709	1.35%	10.13%	0.52%
The Prudential Series Fund, Inc.:
Jennison Subaccount
2009	2,877	$12.477020	$35,900	1.35%	40.69%	0.29%
2008	2,992	$8.868672	$26,538	1.35%	–38.39%	0.07%
2007	2,512	$14.395132	$36,155	1.35%	10.06%	0.00%
2006	1,580	$13.079226	$20,666	1.35%	0.02%	0.00%
2005	647	$13.076686	$8,461	1.35%	12.51%	0.00%
Jennison 20/20 Focus Subaccount
2009	29,218	$16.969128	$495,806	1.35%	55.31%	0.00%
2008	29,464	$10.926300	$321,927	1.35%	–40.21%	0.00%
2007	21,812	$18.274616	$398,610	1.35%	8.64%	0.14%
2006	9,871	$16.820619	$166,042	1.35%	12.10%	0.00%
2005	2,599	$15.004910	$39,001	1.35%	19.65%	0.00%
Old Mutual Insurance Series Fund:
Technology & Communications Subaccount
2007	888	$16.813825	$14,932	1.35%	31.55%	0.00%
2006	1,248	$12.781382	$15,956	1.35%	3.31%	0.00%
2005	1,618	$12.371361	$20,013	1.35%	8.45%	0.00%
UBS Series Trust — Class I:
U.S. Allocation Subaccount
2008	34	$8.770009	$296	1.35%	–36.20%	2.70%
2007	34	$13.745910	$465	1.35%	0.54%	3.65%
2006	138	$13.672736	$1,882	1.35%	9.52%	3.16%
2005	276	$12.484202	$3,445	1.35%	5.18%	1.02%

(continued)

55

Ohio National Variable Account D

Notes to Financial Statements (Continued)	December 31, 2009

						Investment
	Accumulation	Value Per	Fair		Total	Income	Inception
	Units***	Unit	Value	Expenses*	Return**	Ratio****	Date

Legg Mason Partners Variable Equity Trust — Class I (note 4):
All Cap Subaccount
2006	98	$12.745589	$1,247	1.35%	16.54%	2.35%
2005	11	$10.936375	$124	1.35%	9.36%	6.61%	5/2/05
Legg Mason ClearBridge Variable Fundamental Value Subaccount
2009	255	$10.164884	$2,592	1.35%	27.64%	1.43%
2008	232	$7.964016	$1,847	1.35%	–37.43%	0.53%
2007	1,495	$12.727208	$19,022	1.35%	–4.90%	6.09%	4/27/07
Legg Mason ClearBridge Variable Investors Subaccount
2009	2,870	$10.270709	$29,473	1.35%	22.84%	2.11%
2008	1,653	$8.360910	$13,818	1.35%	–36.48%	1.19%
2007	1,957	$13.163471	$25,760	1.35%	2.51%	4.46%
2006	91	$12.841225	$1,170	1.35%	16.69%	0.00%
Franklin Templeton Variable Insurance Products Trust — Class 2:
Templeton Foreign Securities Subaccount
2009	40,989	$12.143403	$497,741	1.35%	35.22%	1.71%
2008	15,266	$8.980675	$137,102	1.35%	–41.18%	2.35%
2007	18,299	$15.266948	$279,377	1.35%	13.91%	1.94%
2006	8,065	$13.402507	$108,091	1.35%	19.83%	1.16%
2005	4,710	$11.184401	$52,680	1.35%	11.84%	0.00%	5/2/05
Franklin Flex Cap Growth Securities Subaccount
2009	1,381	$10.921777	$15,087	1.35%	31.20%	0.00%
2008	1,146	$8.324684	$9,544	1.35%	–36.18%	0.11%
2007	403	$13.043629	$5,256	1.35%	12.79%	0.10%
2006	82	$11.564389	$949	1.35%	3.81%	0.01%
2005	4	$11.140421	$45	1.35%	11.40%	0.55%	5/2/05
Franklin Income Securities Subaccount
2009	41,812	$11.498177	$480,764	1.35%	33.79%	7.72%
2008	45,645	$8.594208	$392,283	1.35%	–30.60%	5.72%
2007	45,247	$12.382981	$560,290	1.35%	2.37%	3.39%
2006	26,702	$12.096625	$323,010	1.35%	16.67%	3.08%
2005	6,367	$10.368262	$66,013	1.35%	3.68%	0.00%	5/2/05
Van Kampen Universal Institutional Funds — Class II:
International Growth Equity Subaccount
2009	819	$6.810239	$5,577	1.35%	34.72%	0.38%
2008	76	$5.054973	$387	1.35%	–49.45%	0.00%	5/1/08
Capital Growth Subaccount
2009	443	$8.334208	$3,690	1.35%	62.95%	0.00%
2008	71	$5.114720	$364	1.35%	–48.85%	0.00%	5/1/08
Neuberger Berman Advisers Management Trust — S Class:
AMT Regency Subaccount
2009	1,141	$7.825638	$8,929	1.35%	44.21%	1.43%
2008	133	$5.426586	$721	1.35%	–45.73%	0.00%	5/1/08

(continued)

56

Ohio National Variable Account D

Notes to Financial Statements (Continued)	December 31, 2009

						Investment
	Accumulation	Value Per	Fair		Total	Income	Inception
	Units***	Unit	Value	Expenses*	Return**	Ratio****	Date

Financial Investors Variable Insurance Trust — Class II:
Ibbotson Conservative ETF Asset Allocation Subaccount
2009	7,931	$9.973033	$79,092	1.35%	6.83%	0.94%
2008	473	$9.335733	$4,418	1.35%	–6.64%	0.00%	5/1/08
Ibbotson Income & Growth ETF Asset Allocation Subaccount
2009	8,505	$9.350167	$79,523	1.35%	11.79%	1.12%
2008	531	$8.364270	$4,439	1.35%	–16.36%	0.00%	5/1/08
Ibbotson Balanced ETF Asset Allocation Subaccount
2009	25,024	$8.769955	$219,460	1.35%	17.93%	0.86%
2008	11,647	$7.436741	$86,613	1.35%	–25.63%	0.01%	5/1/08
Ibbotson Growth ETF Asset Allocation Subaccount
2009	17,996	$8.186025	$147,316	1.35%	22.99%	1.13%
2008	775	$6.655941	$5,156	1.35%	–33.44%	0.01%	5/1/08
Ibbotson Aggressive Growth ETF Asset Allocation Subaccount
2009	2,502	$7.707272	$19,282	1.35%	25.60%	1.51%
2008	323	$6.136491	$1,983	1.35%	–38.64%	0.00%	5/1/08
Janus Aspen Series — Service Shares:
Janus Subaccount
2009	1,324	$12.868981	$17,043	1.35%	28.69%	0.67%	5/1/09
Worldwide Subaccount
2009	5,411	$13.359306	$72,286	1.35%	33.59%	2.04%	5/1/09
Balanced Subaccount
2009	17,774	$12.016202	$213,578	1.35%	20.16%	4.27%	5/1/09
Overseas Subaccount
2009	37,480	$14.269518	$534,822	1.35%	42.70%	0.52%	5/1/09

*	This represents the annualized contract expense rates of the Account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual fund portfolios and charges made directly to contract owner accounts through the redemption of units.

**	This represents the total return for the period indicated and includes a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction of the total return presented. Investments with a date notation indicate the inception date of that investment in the Subaccount. The total return is calculated for the twelve month period indicated or from inception date through the end of the period. In the first year of inception, the returns are based on the period from inception date to period end, and are not annualized.

***	Accumulation units are rounded to the nearest whole number.

****	The Investment Income Ratio represents the net investment income dividends that were received by the subaccount for the periods indicated, divided by average net assets. Distributions of net capital gains by the underlying fund and expenses of the subaccount are not included in the calculation. The recognition of investment income by the subaccount is affected by the timing of dividends declared by the underlying fund. Therefore, the Investment Income Ratio is greatly affected by the amount of subaccount assets that are present on specific dividend record dates. The Investment Income Ratios for funds that were eligible for investment during only a portion of a year are calculated by dividing the actual dividends received by the average net assets for the period in which assets were present. The ratio is annualized in these instances.

57

Ohio National Variable Account D

 Report of Independent Registered Public Accounting Firm

The Board of Directors of The Ohio National Life Insurance Company
 and Contract Owners of Ohio National Variable Account D:

We have audited the accompanying statements of assets and contract owners’ equity of Ohio National Variable Account D (comprised of the sub-accounts listed in note 1) (collectively, “the Accounts”) as of December 31, 2009, and the related statements of operations and changes in contract owners’ equity, and the financial highlights for each of the periods indicated herein. These financial statements and financial highlights are the responsibility of the Accounts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2009, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Accounts as of December 31, 2009, the results of their operations, changes in contract owners’ equity, and the financial highlights for each of the periods indicated herein, in conformity with U.S. generally accepted accounting principles.

/s/ KPMG LLP
Columbus, OH
February 19, 2010

58

Ohio National Variable Accounts
Form N-4
Part C
Other Information

Item 24. Financial Statements and Exhibits
(a) The following financial statements of the Registrant are incorporated by reference into Part B of this Registration Statement:
Report of Independent Registered Public Accounting Firm KPMG LLP dated February 19, 2010
Statements of Assets and Contract Owners’ Equity, December 31, 2009
Statements of Operations for the Periods Ended December 31, 2009
Statements of Changes in Contract Owners’ Equity for the Periods Ended December 31, 2009 and 2008
Notes to Financial Statements, December 31, 2007
The following consolidated financial statements of The Depositor and its subsidiaries are also included by reference in Part B of this Registration Statement:
Report of Independent Registered Public Accounting Firm KPMG LLP dated April 29, 2010
Consolidated Balance Sheets, December 31, 2009 and 2008
Consolidated Statements of Income for the Years Ended December 31, 2009, 2008 and 2007
Consolidated Statements of Changes in Stockholder’s Equity for the Years Ended December 31, 2009, 2008 and 2007
Consolidated Statements of Cash Flows for the Years Ended December 31, 2009, 2008 and 2007
Notes to Consolidated Financial Statements, December 31, 2009, 2008 and 2007
Financial Statement Schedules, December 31, 2009, 2008 and 2007
The following financial information is included in Part A of this Registration Statement:
Accumulation Unit Values
(b) Exhibits:

(1)	Resolution of Board of Directors of the Depositor authorizing establishment of the Registrant was filed as Exhibit A(1) of the registration statement of Ohio National Variable Account A (“VAA”) on Form S-6 on August 3, 1982 (File no. 2-78652) and is incorporated herein by reference.

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(3	)(a)	Principal Underwriting Agreement for Variable Annuities between the Depositor and Ohio National Equities, Inc. was filed as Exhibit (3)(a) of Form N-4, Post-effective Amendment no. 21 of Ohio National Variable A (File no. 2-91213) on April 25, 1997 and is incorporated by reference herein.

(3	)(b)	Registered Representative’s Sales Contract with Variable Annuity Supplement was filed as Exhibit (3)(b) of VAA’s Form N-4, Post-effective Amendment no. 9 on February 27, 1991 (File no. 2-91213) and is incorporated by reference herein.

(3	)(c)	Variable Annuity Sales Commission Schedule was filed as Exhibit A(3)(c) of VAA’s registration statement on Form S-6 on May 18, 1984 (File no. 2-91213) and is incorporated by reference herein.

(4)		Group Annuity, Form GA-93-VF-1, was filed as Exhibit (4) of the Registrant’s registration statement on Form N-4 on July 20, 1994 and is incorporated by reference herein.

(4	)(a)	Group Annuity Certificate, Form GA-93-VF-1C, was filed as Exhibit (4)(a) of the Registrant’s registration statement on July 20, 1994 and is incorporated by reference herein.

(5)		Group Annuity Application, Form 3762-R, was filed as Exhibit (5) of the Registrant’s registration statement on July 20, 1994 and is incorporated by reference herein.

(6	)(a)	Articles of Incorporation of the Depositor were filed as Exhibit A(6)(a) of Ohio National Variable Interest Account registration statement on Form N-8B-2 on July 11, 1980 (File no. 811-3060) and is incorporated by reference herein.

(6	)(b)	Code of Regulations (by-laws) of the Depositor were filed as Exhibit A(6)(b) of Ohio National Variable Interest Account registration statement on Form N-8B-2 on July 11, 1980 (File no. 811-3060) and is incorporated by reference herein.

(8	)(a)	Fund Participation Agreement between Depositor and Prudential Funds was filed as Exhibit (3)(g) of Post-Effective Amendment No. 51 of Ohio National Variable Account A registration statement on Form N-4 on April 26, 2006 (File No. 333-43515) and is incorporated by reference herein.

(8	)(b)	Participation Agreement between The Ohio National Life Insurance Company, Ohio National Equities, Inc., Franklin Templeton Variable Insurance Products Trust and Franklin/Templeton Distributors, Inc. was filed as Exhibit 99(h)(4) of Post-Effective Amendment No. 3 of Depositor’s registration statement on Form N-6 on April 26, 2006 (File No. 333-109900) and is incorporated by reference herein.

(8	)(c)	Amendment to Participation Agreement between The Ohio National Life Insurance Company, Ohio National Equities, Inc., Franklin Templeton Variable Insurance Products Trust and Franklin/Templeton Distributors, Inc. was filed as Exhibit 99(h)(5) of Post-Effective Amendment No. 3 of Depositor’s registration statement on Form N-6 on April 26, 2006 (File No. 333-109900) and is incorporated by reference herein.

(8	)(d)	First Amendment to the Participation Agreement by and between Salomon Brothers Variable Series Funds Inc, The Ohio National Life Insurance Company and Ohio National Life Assurance Corporation was filed as Exhibit 99(h)(6) of Post-Effective Amendment No. 3 of Depositor’s registration statement on Form N-6 on April 26, 2006 (File No. 333-109900) and is incorporated by reference herein.

(8	)(e)	Fund Participation Agreement by and among Depositor, Financial Investors Variable Insurance Trust, ALPS Advisers, Inc. and ALPS Distributors, Inc. was filed as Exhibit (8)(e) of Post-Effective Amendment No. 22 of the Registrant’s registration statement on Form N-4 (File No. 33-81784) on April 30, 2008 and is incorporated by reference herein.

(9)		Opinion of Counsel was filed as Exhibit (9) of Post-Effective Amendment No. 22 of the Registrant’s registration statement on Form N-4 (File No. 33-81784) on April 30, 2008 and is incorporated by reference herein.

(10)		Consent of KPMG LLP filed herewith as Exhibit 99(10)

(24)		Powers of Attorney of certain Directors of Depositor filed herewith as Exhibit 24

14

Item 25. Directors and Officers of the Depositor

Name and Principal	Positions and Offices
Business Address	with Depositor

Larry Adams*	Senior Vice President, Chief Agency Officer

Thomas A. Barefield*	Executive Vice President, Chief Marketing Officer - Institutional Sales

Lee E. Bartels*	Senior Vice President, Underwriting

Howard C. Becker*	Senior Vice President, and Chief Administrative Officer

G. Timothy Biggs*	Vice President, Mortgages & Real Estate

Jeffery A. Bley, Jr.*	Vice President — ONESCO Compliance

Richard J. Bodner*	Vice President, Insurance Services

Robert A. Bowen*	Senior Vice President, Information Systems

Jack E. Brown	Director
50 E. Rivercenter Blvd.
Covington, Kentucky 41011

Victoria B. Buyniski Gluckman	Director
2343 Auburn Avenue
Cincinnati, Ohio 45219

Philip C. Byrde*	Vice President, Fixed Income Securities

Joseph A. Campanella	Director
6179 Paderbone Drive
Hudson, Ohio 44236

Christopher A. Carlson*	Senior Vice President, Chief Investment Officer

Thomas G. Cody	Director
7 West 7th Street
Cincinnati, OH 45202

Robert W. Conway*	Vice President, PGA Marketing Eastern Division

Cletus Davis*	Senior Tax Officer

Ronald J. Dolan*	Director, Vice Chairman and Chief Risk Officer

Anthony G. Esposito*	Senior Vice President, Human Resources Administration

Joseph M. Fischer*	Assistant Secretary

Rosemary Gatto*	Vice President, Claims

Paul J. Gerard	Vice President, Structured Securities

Robert K. Gongwer*	Second Vice President, Taxes

Diane S. Hagenbuch*	Senior Vice President, Corporate Relations & Communications

Kristal E. Hambrick*	Senior Vice President, Life Product Management & Life Illustration Actuary

Michael F. Haverkamp*	Senior Vice President and General Counsel

John W. Hayden	Director
7000 Midland Boulevard
Batavia, Ohio 45103

Ronald G. Heibert*	Senior Vice President & Chief Corporate Actuary

Gary T. Huffman*	Vice Chairman and Chief Operating Officer

Jed R. Martin*	Vice President — Private Placements

Elizabeth F. Martini*	Vice President & Counsel

Therese S. McDonough*	Second Vice President, Counsel and Corporate Secretary

15

Name and Principal	Positions and Offices
Business Address	with Depositor

William J. McFadden*	Vice President, PGA Marketing Western Division

David B. O’Maley*	Director, Chairman, President and Chief Executive Officer

Stephen R. Murphy*	Senior Vice President Annuity Product Management

Jeffrey K. Oehler*	Vice President — Information Systems

James F. Orr	Director
201 East Fourth Street
Cincinnati, Ohio 45202

George B. Pearson, Jr.*	Senior Vice President, PGA Marketing

John R. Phillips	Director
200 E. Randolph Drive, 43rd Floor
Chicago, IL 60601

William C. Price*	Vice President and Assistant General Counsel

Arthur J. Roberts*	Senior Vice President, Chief Financial Officer

Joseph R. Sander*	Vice President, Treasurer

William G. Schlechter, M.D.*	Vice President and Medical Director

J. Michael Schlotman The Kroger Company 1014 Vine Street Cincinnati, Ohio 45202	Director

James C. Smith*	Senior Vice President, Audit Services

Raymond D. Spears*	Vice President, Underwriting

Kenneth E. Stehlin*	Vice President, FASTeam

Edith F. Thompson*	Vice President, Individual Annuity Operations

Barbara A. Turner*	Senior Vice President, ONESCO

Trisha M. Weiner*	Vice President, Institutional Sales Marketing

Paul J. Twilling*	Vice President, Information Systems

*	The principal business address for these individuals is One Financial Way, Montgomery, Ohio 45242.

16

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant
The Registrant is a separate account of the Depositor. The Depositor is a wholly-owned subsidiary of Ohio National Financial Services, Inc., an Ohio intermediate holding company which is owned by Ohio National Mutual Holdings, Inc., an Ohio mutual holding company owned by the life insurance and annuity policyholders of the Depositor.
Ohio National Financial Services, Inc. owns the percentage of voting securities shown for the following entities which were organized under the laws of the jurisdictions listed:

Name (and Business)	Jurisdiction	% Owned
The Ohio National Life Insurance Company	Ohio	100%

OnFlight, Inc.	Ohio	100%
(aviation)

Fiduciary Capital Management, Inc.	Connecticut	51%
(investment adviser)

Financial Way Realty, Inc.	Ohio	100%

Suffolk Capital Management LLC	Delaware	83%
(investment adviser)

Sycamore Re, Ltd. (captive reinsurance company)	Bermuda	100%

The Ohio National Life Insurance Company owns the percentage of voting securities shown for the following entities which were organized under the laws of the jurisdictions listed:

Ohio National Life Assurance Corporation	Ohio	100%

Ohio National Equities, Inc.	Ohio	100%
(securities broker dealer)

Ohio National Investments, Inc.	Ohio	100%
(investment adviser)

The O.N. Equity Sales Company	Ohio	100%
(securities broker dealer)

Ohio National Fund, Inc.	Maryland	(more than) 90%
(registered investment company)

Dow Target Variable Fund LLC	Ohio	100%
(registered investment company)

National Security Life and Annuity Company	New York	80.5%
(insurance company)

Montgomery Re, Inc. (captive reinsurance company)	Vermont	100%

The O.N. Equity Sales Company owns the percentage of voting securities shown for the following entities which were organized under the laws of the jurisdictions listed:

O.N. Investment Management Company	Ohio	100%
(investment adviser)

Ohio National Insurance Agency of Alabama, Inc.	Alabama	100%

Ohio National Insurance Agency, Inc.	Ohio	100%
Sycamore Re, Ltd. owns 100% of the voting securities of ON Global Holdings, LLC, an insurance holding company organized under the laws of Delaware. ON Global Holdings, LLC, owns 100% of the voting securities of Ohio National Sudamerica S.A., an insurance holding company organized under the laws of Chile.
Ohio National Sudamerica S.A. owns 100% of the voting securities of Ohio National Seguros de Vida S.A., a life insurance company organized under the laws of Chile.
Separate financial statements are filed with the Commission for Ohio National Life Assurance Corporation under registrant Ohio National Variable Account R and National Security Life and Annuity Company under registrants National Security Variable Account L and National Security Variable Account N. All subsidiaries of the Depositor are included in the consolidated financial statements of the Depositor, The Ohio National Life Insurance Company.
Item 27. Number of Contract Owners
As of March 24, 2010, the Registrant’s contracts were owned by 149 owners.
Item 28. Indemnification
The sixth article of the Depositor’s Articles of Incorporation, as amended, provides as follows:
Each former, present and future Director, Officer or Employee of the Corporation (and his heirs, executors or administrators), or any such person (and his heirs, executors or administrators) who serves at the Corporation’s request as a director, officer, partner, member or employee of another corporation, partnership or business organization or association of any type whatsoever shall be indemnified by the Corporation against reasonable expenses, including attorneys’ fees, judgments, fine and amounts paid in settlement actually and reasonably incurred by him in connection with the defense of any contemplated, pending or threatened action, suit or proceeding, civil, criminal, administrative or investigative, other than an action by or in the right of the corporation, to which he is or may be made a party by reason of being or having been such Director, Officer, or Employee of the Corporation or having served at the Corporation’s request as such director, officer, partner, member or employee of any other business organization or association, or in connection with any appeal therein, provided a

18

determination is made by majority vote of a disinterested quorum of the Board of Directors (a) that such a person acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Corporation, and (b) that, in any matter the subject of criminal action, suit or proceeding, such person had no reasonable cause to believe his conduct was unlawful. The termination of any action, suit or proceeding by judgment, order, settlement, conviction, or upon a plea of nolo contendere or its equivalent, shall not, of itself create a presumption that the person did not act in good faith in any manner which he reasonably believed to be in or not opposed to the best interests of the Corporation, and with respect to any criminal action or proceeding, he had reasonable cause to believe that his conduct was unlawful. Such right of indemnification shall not be deemed exclusive of any other rights to which such person may be entitled. The manner by which the right to indemnification shall be determined in the absence of a disinterested quorum of the Board of Directors shall be set forth in the Code of Regulations or in such other manner as permitted by law. Each former, present, and future Director, Officer or Employee of the Corporation (and his heirs, executors or administrators) who serves at the Corporation’s request as a director, officer, partner, member or employee of another corporation, partnership or business organization or association of any type whatsoever shall be indemnified by the Corporation against reasonable expenses, including attorneys’ fees, actually and reasonably incurred by him in connection with the defense or settlement of any contemplated, pending or threatened action, suit or proceeding, by or in the right of the Corporation to procure a judgment in its favor, to which he is or may be a party by reason of being or having been such Director, Officer or Employee of the Corporation or having served at the Corporation’s request as such director, officer, partner, member or employee of any other business organization or association, or in connection with any appeal therein, provided a determination is made by majority vote of a disinterested quorum of the Board of Directors (a) that such person was not, and has not been adjudicated to have been negligent or guilty of misconduct in the performance of his duty to the Corporation or to such other business organization or association, and (b) that such person acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Corporation. Such right of indemnification shall not be deemed exclusive of any other rights to which such person may be entitled. The manner by which the right of indemnification shall be determined in the absence of a disinterested quorum of the Board of Directors shall be as set forth in the Code of Regulations or in such other manner as permitted by law.
In addition, Article XII of the Depositor’s Code of Regulations states as follows:
If any director, officer or employee of the Corporation may be entitled to indemnification by reason of Article Sixth of the Amended Articles of Corporation, indemnification shall be made upon either (a) a determination in writing of the majority of disinterested directors present, at a meeting of the Board at which all disinterested directors present constitute a quorum, that the director, officer or employee in question was acting in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of this Corporation or of such other business organization or association in which he served at the Corporation’s request, and that, in any matter which is the subject of a criminal action, suit or proceeding, he had no reasonable cause to believe that his conduct was unlawful and in an action by or in the right of the Corporation to procure a judgment in its favor that such person was not and has not been adjudicated to have been negligent or guilty of misconduct in the performance of his duty to the Corporation or to such other business organization or association; or (b) if the number of all disinterested directors would not be sufficient at any time to constitute a quorum, or if the number of disinterested directors present at two consecutive meetings of the Board has not been sufficient to constitute a quorum, a determination to the same effect as set forth in the foregoing clause (a) shall be made in a written opinion by independent legal counsel other than an attorney, or a firm having association with it an attorney, who has been retained by or who has performed services for this Corporation, or any person to be indemnified within the past five years, or by the majority vote of the policyholders, or by the Court of Common Pleas or the court in which such action, suit or proceeding was brought. Prior to making any such

19

determination, the Board of Directors shall first have received the written opinion of General Counsel that a number of directors sufficient to constitute a quorum, as named therein, are disinterested directors. Any director who is a party to or threatened with the action, suit or proceeding in question, or any related action, suit or proceeding, or has had or has an interest therein adverse to that of the Corporation, or who for any other reason has been or would be affected thereby, shall not be deemed a disinterested director and shall not be qualified to vote on the question of indemnification. Anything in this Article to the contrary notwithstanding, if a judicial or administrative body determines as part of the settlement of any action, suit or proceeding that the Corporation should indemnify a director, officer or employee for the amount of the settlement, the Corporation shall so indemnify such person in accordance with such determination. Expenses incurred with respect to any action, suit or proceeding which may qualify for indemnification may be advanced by the Corporation prior to final disposition thereof upon receipt of an undertaking by or on behalf of the director, officer or employee to repay such amount if it is ultimately determined hereunder that he is not entitled to indemnification or to the extent that the amount so advanced exceeds the indemnification to which he is ultimately determined to be entitled.
Item 29. Principal Underwriters
The principal underwriter of the Registrant’s securities is Ohio National Equities, Inc. (“ONEQ”). ONEQ is a wholly-owned subsidiary of the Depositor. ONEQ also serves as the principal underwriter of securities issued by Ohio National Variable Accounts A and B, other separate accounts of the Depositor which are registered as unit investment trusts; and Ohio National Variable Account R, a separate account of the Depositor’s subsidiary, Ohio National Life Assurance Corporation, which separate account is also registered as a unit investment trust. ONEQ also serves as the principal underwriter of securities issued by National Security Variable Accounts N and L, separate accounts of the Depositor’s affiliate, National Security Life and Annuity Company.
The directors and officers of ONEQ are:

Name	Position with ONEQ
David B. O’Maley	Chairman and Director
Thomas A. Barefield	Senior Vice President
Gary T. Huffman	Director
Michael Haverkamp	Secretary and Director
Barbara A. Turner	Vice President of Operations & Comptroller and Treasurer
H. Douglas Cooke	Vice President, Institutional Sales
Richard J. Dowdle	Vice President, Institutional Sales
Martin T. Griffin	Vice President, Institutional Sales
Laurens N. Sullivan	Vice President, Institutional Sales
Kimberly A. Plante	Assistant Secretary
Jeffery A. Bley, Jr.	Chief Compliance Officer

20

The principal business address of each of the foregoing is One Financial Way, Montgomery, Ohio 45242.
During the last fiscal year, ONEQ received the following commissions and other compensation, directly or indirectly, from the Registrant:

Net Underwriting	Compensation
Discounts and	on Redemption	Brokerage
Commissions	or Annuitization	Commissions	Compensation
$144,311.06	None	None	None
Item 30. Location of Accounts and Records
The books and records of the Registrant which are required under Section 31(a) of the 1940 Act and Rules thereunder are maintained in the possession of the following persons:
(1)	Journals and other records of original entry:

The Ohio National Life Insurance Company (“Depositor”) One Financial Way Montgomery, Ohio 45242

(2)	General and auxiliary ledgers:

Depositor

(3)	Securities records for portfolio securities:

Depositor

(4)	Corporate charter, by-laws and minute books:

Registrant has no such documents.

(5)	Records of brokerage orders:

Not applicable.

(6)	Records of other portfolio transactions:

Depositor

(7)	Records of options:

Not applicable

(8)	Records of trial balances:

Depositor

21

(9)	Quarterly records of allocation of brokerage orders and commissions:

Not applicable

(10)	Records identifying persons or group authorizing portfolio transactions:

Depositor

(11)	Files of advisory materials:

Not applicable

(12)	Other records

Depositor

Item 31. Management Services
Not applicable.
Item 32. Undertakings and Representations
(a) Pursuant to Section 26(f)(2)(A) of the Investment Company Act of 1940, as amended, the Registrant by its Depositor, The Ohio National Life Insurance Company, hereby represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by The Ohio National Life Insurance Company.
(b) The Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure audited financial statements in this registration statement are never more than 16 months old for so long as payments under variable annuity contracts may be accepted.
(c) The Registration hereby undertakes to include either (1) as part of any application to purchase any contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information.
(d) The Registration hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made under Form N-4 promptly upon written or oral request.
(e) Rule 484 Undertaking — Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer, or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by final adjudication of such issue.
(f) Undertaking to File Reports — Ohio National Life believes that, consistent with well established industry and SEC practice, the periodic reporting requirements of the Securities Exchange Act of 1934 do not apply to it as the depositor of one or more variable insurance product separate accounts. If such requirements are deemed to apply to it as such a depositor, Ohio National Life intends to rely on the exemption from such requirements provided by Rule 12h-7 under that Act.

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Signatures
As required by the Securities Act of 1933 and the Investment Company Act of 1940, the registrant, Ohio National Variable Account D, certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) and has caused this post-effective amendment to the registration statement to be signed on its behalf in the City of Montgomery and the State of Ohio on this 30th day of April, 2010.

Ohio National Variable Account D
(Registrant)

By	THE OHIO NATIONAL LIFE INSURANCE COMPANY
(Depositor)

By	/s/ Stephen R. Murphy
Stephen R. Murphy, Senior Vice President
As required by the Securities Act of 1933 and the Investment Company Act of 1940, the depositor, The Ohio National Life Insurance Company, has caused this post-effective amendment to the registration statement to be signed on its behalf in the City of Montgomery and the State of Ohio on the 30th day of April, 2010.

THE OHIO NATIONAL LIFE INSURANCE COMPANY
(Depositor)

By	/s/ Stephen R. Murphy
Stephen R. Murphy, Senior Vice President

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As required by the Securities Act of 1933, this post-effective amendment to the registration statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ David B. O’Maley David B. O’Maley	Chairman, President, Chief Executive Officer and Director (Principal Executive Officer)	April 30, 2010

*/s/ Jack E. Brown Jack E. Brown	Director	April 30, 2010

*/s/ Victoria B. Buyniski Gluckman Victoria B. Buyniski Gluckman	Director	April 30, 2010

*/s/ Joseph A. Campanella Joseph A. Campanella	Director	April 30, 2010

*/s/ Thomas G. Cody Thomas G. Cody	Director	April 30, 2010

*/s/ Ronald J. Dolan Ronald J. Dolan	Director	April 30, 2010

*/s/ John W. Hayden John W. Hayden	Director	April 30, 2010

*/s/ Gary T. Huffman Gary T. Huffman	Director	April 30, 2010

*/s/ James F. Orr James F. Orr	Director	April 30, 2010

*/s/ John R. Phillips John R. Phillips	Director	April 30, 2010

/s/ Arthur J. Roberts Arthur J. Roberts	Senior Vice President and Chief Financial Officer (Principal Accounting and Principal Financial Officer)	April 30, 2010

*/s/ J. Michael Schlotman J. Michael Schlotman	Director	April 30, 2010

*By	/s/ Therese S. McDonough
Therese S. McDonough, Attorney in Fact pursuant to Powers of Attorney, copies of which are filed herewith

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Index of Consents and Exhibits

Page Number in
Exhibit		Sequential
Number	Description	Numbering System
24	Powers of Attorney
99(10)	Consent of Independent Registered Public Accounting Firm KPMG LLP

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